UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Denise B. Kneeland
                     Assistant Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                    Date of reporting period: March 31, 2008
                     --------------------------------------

Item 1. Reports to Stockholders.


                                                      MELLON INSTITUTIONAL FUNDS

                                     Newton
Semiannual Report                    International Equity Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSES AND VALUE OF A $1,000 INVESTMENT (assuming actual returns for the six months ended March 31, 2008+)
                                           Class A               Class C        Class I      Class R
                                           -------               -------        -------      -------
Expenses paid per $1,000++                 $    0.04             $    0.06      $  5.60      $    0.05
Ending value (after expenses)              $1,000.90             $1,000.90      $946.90      $1,000.90

EXPENSES AND VALUE OF A $1,000 INVESTMENT (assuming a hypothetical 5% annualized return for the six months ended March 31, 2008)
                                           Class A+++             Class C+++    Class I      Class R+++
                                           -------               -------        -------      -------
Expenses paid per $1,000++++               $    7.06              $   10.83     $    5.81    $    8.32
Ending value (after expenses)              $1,018.00              $1,014.25     $1,019.25    $1,016.75

----------------
+ For Class A, Class C and Class R shares from March 31, 2008 (commencement of initial offering).
++ The Actual expense calculation is equal to the Fund's annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.65% for Class R shares, multiplied by the average account value over the period, multiplied by 1/366 (to reflect actual days in the period) and 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).
+++ Please note that while Class A, Class C and Class R shares commenced initial offering on March 31, 2008, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2007 to March 31, 2008.
++++ The Hypothetical expense calculation is equal to the Fund's annualized expense ratio of 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 1.65% for Class R shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                       Percentage of
Top Ten Holdings*                       Country            Sector       Investments
------------------------------------------------------------------------------------
Nestle SA                             Switzerland     Consumer Staples      2.9%
E On AG                                   Germany     Utilities             2.6
Jardine Matheson Holdings Ltd.          Hong Kong     Financials            2.6
Unilever NV                           Netherlands     Consumer Staples      2.5
Statoil Hydro ASA                          Norway     Energy                2.5
Standard Chartered PLC             United Kingdom     Financials            2.3
British American Tobacco PLC       United Kingdom     Consumer Staples      2.2
Anglo American PLC                 United Kingdom     Materials             2.2
Roche Holding AG                      Switzerland     Health Care           2.1
Japan Tobacco, Inc.                         Japan     Consumer Staples      2.1
                                                                           ----
                                                                           24.0%

*Excludes short-term securities.

                                                Percentage of
Geographic Region Allocation*                   Investments
-------------------------------------------------------------
Europe ex U.K.                                    42.5%
United Kingdom                                    21.2
Far East ex Japan                                 15.2
Japan                                             11.1
Latin America                                      5.0
North America                                      2.7
Other                                              2.3
                                                 -----
                                                 100.0%

*Excludes short-term securities.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--96.2%
EQUITIES--94.9%
Argentina--0.3%
Pampa Holding SA--GDR                                    7,036 a         133,332
Australia--1.9%
QBE Insurance Group Ltd.                                11,600           235,479
Telstra Corp. Ltd.                                     272,125           698,910
                                                                         934,389
Brazil--3.8%
All America Latina Logistica                            21,174           213,732
Companhia de Bebidas das Americas--ADR                   4,063           306,960
GVT Holding SA                                          14,300 a         269,934
Petroleo Brasileiro SA--ADR                              7,334           621,116
Tele Norte Leste Participacoes SA--ADR                  16,026           425,330
                                                                       1,837,072
Canada--2.6%
EnCana Corp.                                             6,324           481,864
Nexen, Inc.                                              8,389           248,981
Oncolytics Biotech, Inc.                                81,674 a         145,633
Suncor Energy, Inc.                                      3,890           376,037
                                                                       1,252,515
Denmark--0.7%
A P Moller-Maersk AS, Class B                               32           357,084
Finland--1.5%
Elisa Oyj                                               10,604           264,802
Nokia Oyj                                               14,364           454,378
                                                                         719,180
France--3.7%
Alstom                                                   2,286           495,513
Suez SA                                                 11,350           744,767
Thales SA                                                8,628           558,527
                                                                       1,798,807
Germany--10.4%
Bayer AG                                                 7,782           623,530
Deutsche Boerse AG                                       4,438           714,759
E On AG                                                  6,529         1,208,485
Fresenius Medical Care AG & Co. KGaA                     6,901           346,949
Gerry Weber International AG                            10,093           360,855
K+S AG                                                   2,566           839,695
SAP AG                                                   8,398           417,307
Symrise AG                                              18,180           469,485
                                                                       4,981,065

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
Hong Kong--5.2%
Harbin Power Equipment Co., Ltd.                       110,000           198,181
Huabao International Holdings Ltd.                     430,000           353,427
Jardine Matheson Holdings Ltd.                          37,840         1,198,179
Peace Mark Holdings Ltd.                               410,000           368,883
SRE Group Ltd.                                         209,000            37,045
Swire Pacific Ltd., Class A                             28,500           323,366
                                                                       2,479,081
Indonesia--1.2%
PT Astra International Tbk                              96,000           254,781
PT Indosat Tbk                                         420,000           324,594
                                                                         579,375
Italy--0.7%
Unipol Gruppo Finanziari SA                            121,745           349,565
Japan--10.6%
Asahi Breweries Ltd.                                    43,500           900,131
Ibiden Co., Ltd.                                         5,500           217,499
Japan Tobacco, Inc.                                        194           972,896
KDDI Corp.                                                  83           513,113
Mitsubishi Corp.                                        15,000           462,325
Nintendo Co., Ltd.                                         500           259,070
NTT Urban Development Corp.                                437           636,887
Sawai Pharmaceutical Co., Ltd.                           5,800           283,370
Takeda Pharmaceutical Co., Ltd.                          6,400           323,696
Yamada Denki Co., Ltd.                                   5,850           506,908
                                                                       5,075,895
Luxembourg--2.0%
Arcelor                                                  4,083           334,432
Millicom International Cellular SDR                      6,532 a         622,525
                                                                         956,957
Malaysia--0.6%
Bursa Malaysia Bhd                                      70,000           199,159
Telekom Malaysia Bhd                                    28,600            95,136
                                                                         294,295
Netherlands--3.2%
Koninklijke Philips Electronics NV                      10,319           394,671
Unilever NV                                             34,255         1,150,101
                                                                       1,544,772
Norway--3.6%
Aker Kvaerner ASA                                       11,152 a         254,212
Statoil Hydro ASA                                       37,556         1,126,208
Subsea 7, Inc.                                          14,591 a         329,737
                                                                       1,710,157

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
Philippines--0.4%
Ayala Corp                                              21,791           208,222
Russia--2.0%
AFK Sistema--GDR                                         9,101 a         292,142
Evraz Group SA--GDR                                      5,003           431,759
OAO Gazprom--ADR                                         4,460           227,460
                                                                         951,361
Singapore--1.5%
DBS Group Holdings Ltd.                                 24,000           315,777
Indofood Agri Resources Ltd.                           224,000 a         385,247
                                                                         701,024
South Africa--2.2%
ArcelorMittal South Africa Ltd.                         14,639           356,272
Gold Fields Ltd.                                        21,957 a         311,943
MTN Group Ltd.                                          24,621           374,124
                                                                       1,042,339
South Korea--1.9%
KT&G Corp. GDR                                           8,602           335,478
LG Telecom Ltd.                                         25,678           203,613
Samsung Fire & Marine Insurance Co., Ltd.                  820           169,572
Shinsegae Co., Ltd.                                        350           220,847
                                                                         929,510
Spain--1.5%
Telefonica SA                                           25,408           729,939
Sweden--0.6%
Tele2 AB, Class B                                       14,513           274,307
Switzerland--10.7%
ABB Ltd.                                                14,930           400,880
Actelion Ltd.                                            5,265 a         287,138
Bank Sarasin & Cie AG                                       65           282,808
Nestle SA                                                2,708         1,353,455
Nobel Biocare Holding AG                                 1,948           453,206
Novartis AG                                             12,714           651,770
Panalpina Welttransport Holdings AG                      1,688           206,559
Roche Holding AG                                         5,198           978,453
Syngenta AG                                              1,815           531,942
                                                                       5,146,211
Thailand--1.8%
Advanced Info Service PCL                              122,600           392,376
Bangkok Bank Public Co., Ltd.                           74,300           324,139
Bank of Ayudhya PCL                                    183,400 a         129,358
                                                                         845,873

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
United Kingdom--20.3%
Admiral Group PLC                                       22,264            354,717
Anglo American PLC                                      16,846          1,012,083
BAE Systems PLC                                         41,100            395,704
BHP Billition PLC                                       27,985            830,099
British American Tobacco PLC                            27,514          1,032,307
Cable & Wireless PLC                                   288,463            852,213
GlaxoSmithKline PLC                                     30,090            636,419
ICAP PLC                                                31,380            354,265
Prudential PLC                                          25,234            333,194
Sibir Energy PLC                                        43,120            469,694
Smith & Nephew PLC                                      29,250            386,803
St. James's Place PLC                                   65,366            335,904
Standard Chartered PLC                                  30,786          1,051,841
Tesco PLC                                               68,518            515,238
Vodafone Group PLC                                     263,846            789,957
Xstrata PLC                                              6,140            429,672
                                                                        9,780,110
TOTAL EQUITIES (Cost $43,499,938)                                      45,612,437

PREFERRED STOCKS--0.7%
Brazil--0.7%
Companhia Vale do Rio Doce ADR (Cost $216,568)          10,884            317,269

                                                       Contract
PURCHASED OPTIONS--0.6%                                  Size
                                                         ----
Japanese Yen, Call, Strike Price 100.50, 6/6/2008       92,500            248,825
Japanese Yen, Call, Strike Price 105.00, 9/5/2008       25,000             59,500
  (Cost $228,850)                                                         308,325
TOTAL UNAFFILIATED INVESTMENTS (Cost $43,945,356)                      46,238,031

AFFILIATED INVESTMENT--3.2%                            Shares
                                                       ------
Dreyfus Institutional Preferred Plus Money Market Fund
  (Cost $1,543,816)                                  1,543,816 b        1,543,816
                                                                      -----------
TOTAL INVESTMENTS--99.4% (Cost $45,489,172)                            47,781,847
OTHER ASSETS, LESS LIABILITIES--0.6%                                      265,181
                                                                      -----------
NET ASSETS--100%                                                       48,047,028
                                                                      ===========

Notes to Schedule of Investments:
ADR--American Depository Receipts
GDR--Global Depository Receipts
a Non-income producing security.
b Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2008 the Fund held the following foward foreign currency exchange contracts:

                                            Local                                                                      Unrealized
                                          Principal        Contract           Value at            USD Amount          Appreciation
Contracts to Deliver                        Amount        Value Date       March 31, 2008         to Receive         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Argentine Peso                             1,626,408       5/15/2008       $      511,442       $      510,646       $         (796)
Hong Kong Dollar                           3,901,666       5/15/2008              502,061              500,918               (1,143)
Indonesian Rupiah                      5,805,670,000       4/15/2008              631,051              609,519              (21,532)
Japanese Yen                                 303,040        4/1/2008                3,041                3,050                    9
Malaysian Ringgit                          2,348,370       7/15/2008              738,064              717,279              (20,785)
South African Rand                           703,926        4/1/2008               86,962               86,974                   12
South African Rand                         2,628,596       4/15/2008              323,495              356,175               32,680
Swiss Franc                                   86,623        4/2/2008               87,242               87,207                  (35)
                                                                           --------------       --------------       --------------
                                                                           $    2,883,358       $    2,871,768       $      (11,590)
                                                                           ==============       ==============       ==============

                                                                                                                       Unrealized
                                          Principal        Contract           Value at            USD Amount          Appreciation
Contracts to Receive                       Amount         Value Date       March 31, 2008         to Deliver         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Argentine Peso                             1,626,408       5/15/2008       $      511,442       $      504,000       $        7,442
British Pound                                201,226        4/2/2008              399,252              399,816                 (564)
Hong Kong Dollar                           3,901,666       5/15/2008              502,061              504,000               (1,939)
Indonesian Rupiah                      5,805,670,000       4/15/2008              631,051              629,000                2,051
Malaysian Ringgit                          2,348,370       7/15/2008              738,063              725,701               12,362
Singapore Dollar                             964,661       8/15/2008              704,401              685,000               19,401
South African Rand                         2,628,596       4/15/2008              323,496              378,000              (54,504)
                                                                           --------------       --------------       --------------
                                                                           $    3,809,766       $    3,825,517       $      (15,751)
                                                                           ==============       ==============       ==============

                                             Percentage of Net
Economic Sector Allocation                         Assets
--------------------------------------------------------------
Consumer Discretionary                              2.4%
Consumer Staples                                   13.4
Energy                                              6.3
Financials                                         15.9
Health Care                                        14.7
Industrials                                         8.5
Information Technology                              4.2
Materials                                          13.6
Telecommunication Services                         12.5
Utilities                                           4.1
Short-term and Other Assets                         4.4
                                                  -----
                                                  100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A):
    Unaffiliated investments (cost $43,945,356)                                                                          $46,238,031
    Affiliated investments (Note 1H) (cost $1,543,816)                                                                     1,543,816
  Cash                                                                                                                             8
  Foreign currency, at value (cost $87,453)                                                                                   88,129
  Receivable for investments sold                                                                                            374,883
  Interest and dividends receivable                                                                                          241,482
  Unrealized appreciation on forward foreign currency exchange contracts
    (Note 6)                                                                                                                  73,957
  Receivable for Fund shares sold                                                                                              5,593
  Prepaid expenses                                                                                                            36,056
                                                                                                                         -----------
    Total assets                                                                                                          48,601,955
Liabilities
  Payable for investments purchased                                                                  $   399,252
  Unrealized depreciation on forward foreign currency exchange contracts
    (Note 6)                                                                                             101,298
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                            34,428
  Accrued professional fees                                                                               15,618
  Payable to investment advisor (Note 2)                                                                   2,186
  Accrued shareholder reporting expense (Note 2)                                                             740
  Accrued chief compliance officer fee (Note 2)                                                              541
  Accrued trustees' fees (Note 2)                                                                             54
  Other accrued expenses and liabilities                                                                     810
                                                                                                     -----------
    Total liabilities                                                                                                        554,927
                                                                                                                         -----------
Net Assets                                                                                                               $48,047,028
                                                                                                                         ===========
Net Assets consist of:
  Paid-in capital                                                                                                        $42,628,287
  Accumulated net realized gain                                                                                            3,068,495
  Undistributed net investment income                                                                                         75,758
  Net unrealized appreciation                                                                                              2,274,488
                                                                                                                         -----------
Total Net Assets                                                                                                         $48,047,028
                                                                                                                         ===========

Net Asset Value Per Share

                                                                             Class A       Class C       Class I       Class R
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   $10,010       $10,010     $48,016,998     $10,010
Shares of beneficial interest outstanding                                        428           428       2,052,475         428
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                            $ 23.39       $ 23.39     $     23.39     $ 23.39

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net of foreign
    withholding taxes $40,965)                                                                                          $   369,679
  Dividend income from affiliated investments (Note 1H)                                                                      10,600
  Interest income                                                                                                               445
                                                                                                                        -----------
    Total investment income                                                                                                 380,724
Expenses
  Investment advisory fee (Note 2)                                                                   $  188,921
  Accounting, custody, administration and transfer agent fees (Note 2)                                   95,446
  Professional fees                                                                                      51,674
  Registration fees                                                                                      17,104
  Trustees' fees and expenses (Note 2)                                                                    2,223
  Insurance expense                                                                                       1,418
  Miscellaneous expenses                                                                                 15,481
                                                                                                     ----------
    Total expenses                                                                                      372,267
Deduct:
  Waiver of invesment advisory fee (Note 2)                                                            (101,052)
  Waiver of class operating expenses (Note 2)                                                               (48)
                                                                                                     ----------
    Total expense deductions                                                                           (101,100)
                                                                                                     ----------
    Net Expenses                                                                                                            271,167
                                                                                                                        -----------
      Net investment income                                                                                                 109,557
                                                                                                                        -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                       4,082,900
    Foreign currency transactions and forward foreign currency exchange transactions                      7,594
                                                                                                     ----------
      Net realized gain (loss)                                                                                            4,090,494
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                      (6,640,120)
    Foreign currency translations and forward foreign currency exchange contracts                       (36,571)
                                                                                                     ----------
      Change in net unrealized appreciation (depreciation)                                                               (6,676,691)
                                                                                                                        -----------
  Net realized and unrealized gain (loss) on investments                                                                 (2,586,197)
                                                                                                                        -----------
Net Increase (Decrease) in Net Assets from Operations                                                                   $(2,476,640)
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        For the
                                                                     Six Months Ended     For the
                                                                      March 31, 2008    Year Ended
                                                                       (Unaudited)a  September 30, 2007
                                                                       ------------  ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                         $    109,557    $    629,470
  Net realized gain (loss)                                                4,090,494       2,746,314
  Change in net unrealized appreciation (depreciation)                   (6,676,691)      6,887,012
                                                                       ------------    ------------
  Net increase (decrease) in net assets from investment operations       (2,476,640)     10,262,796
                                                                       ------------    ------------

Distributions to Shareholders (Note 1C)
  From investment income                                                   (367,825)       (368,981)
  From net realized gains on investments                                 (3,740,816)       (228,378)
                                                                       ------------    ------------
  Total distributions to shareholders                                    (4,108,641)       (597,359)
                                                                       ------------    ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares:
  Class A shares                                                             10,000              --
  Class C shares                                                             10,000              --
  Class I shares                                                          4,738,225       6,010,275
  Class R shares                                                             10,000              --
  Dividend reinvestment:
  Class I shares                                                            729,966         105,224
  Cost of shares redeemed:
  Class I shares                                                               (319)             --
                                                                       ------------    ------------
  Net increase (decrease) in net assets from Fund share transactions      5,497,872       6,115,499
                                                                       ------------    ------------
Total Increase (Decrease) in Net Assets                                  (1,087,409)     15,780,936

Net Assets
  At beginning of period                                                 49,134,437      33,353,501
                                                                       ------------    ------------
  At end of year (including undistributed net investment income of
    $75,758 and $334,026, respectively)                                $ 48,047,028    $ 49,134,437
                                                                       ============    ============

a The Fund commenced offering four classes of shares on March 31, 2008. The existing shares were redesignated Class I shares and the Fund added Class A, Class C and Class R shares.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                 Class A Shares          Class C Shares
                                                                                 For the Period          For the Period
                                                                                 March 31, 2008          March 31, 2008
                                                                                (commencement of       (commencement of
                                                                               initial offering) to     initial offering) to
                                                                                 March 31, 2008           March 31, 2008
                                                                                   (Unaudited)             (Unaudited)
                                                                               --------------------     --------------------
Net Asset Value, Beginning of Period                                                 $   23.37              $   23.37
                                                                                     ---------              ---------
From Operations:
  Net investment income * (a)                                                            (0.00)(b)              (0.00)(b)
  Net realized and unrealized gains (loss) on investments                                 0.02                   0.02
                                                                                     ---------              ---------
Total from operations                                                                     0.02                   0.02
                                                                                     ---------              ---------
Net Asset Value, End of Period                                                       $   23.39              $   23.39
                                                                                     =========              =========
Total Return (c)                                                                          0.09%(d)               0.09%(d)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                                 1.40%(e)               2.15%(e)
  Net Investment Income (to average daily net assets)*                                   (1.17%)(e)             (1.94%)(e)
  Portfolio Turnover                                                                        77%(d)                 77%(d)
  Net Assets, End of Period (000's omitted)                                          $      10              $      10
-----------------
*    For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios, excluding waivers and reimbursement, would have been:
         Net investment income per share (a)                                         $   (0.00)(b)          $   (0.00)(b)
         Ratios (to average daily net assets):
           Expenses                                                                      60.37%(e)              61.10%(e)
           Net investment income                                                        (60.14%)(e)            (60.89%)(e)

(a)  Calculated based on average shares outstanding.
(b)  Amount represents less than $0.01 per share.
(c) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(d)  Not annualized.
(e)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                           Class I Shares
                                                                     ---------------------------------------------------------------
                                                                                                                  For the Period
                                                                         For the                                December 21, 2005
                                                                     Six Months Ended           For the          (commencement of
                                                                      March 31, 2008          Year Ended          operations) to
                                                                       (Unaudited)a        September 30, 2007   September 30, 2006
                                                                     ----------------     --------------------  ------------------
Net Asset Value, Beginning of Period                                   $       26.94         $       21.51         $       20.00
                                                                       -------------         -------------         -------------
From Operations:
  Net investment income * (b)                                                   0.06                  0.35                  0.27
  Net realized and unrealized gains (loss) on investments                      (1.36)                 5.41                  1.54
                                                                       -------------         -------------         -------------
Total from operations                                                          (1.30)                 5.76                  1.81
                                                                       -------------         -------------         -------------
Less Distributions to Shareholders:
  From net investment income                                                   (0.20)                (0.20)                (0.30)
  From net realized gains on investments                                       (2.05)                (0.13)                  --
                                                                       -------------         -------------         -------------
Total distributions to shareholders                                            (2.25)                (0.33)                (0.30)
                                                                       -------------         -------------         -------------
Net Asset Value, End of Period                                         $       23.39         $       26.94         $       21.51
                                                                       =============         =============         =============
Total Return (c)                                                               (5.31%)(d)            26.92%                 9.15%(d)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                       1.15%(e)              1.15%                 1.15%(e)
  Net Investment Income (to average daily net assets)*                          0.46%(e)              1.45%                 1.63%(e)
  Portfolio Turnover                                                              77%(d)                87%                   84%(d)
  Net Assets, End of Period (000's omitted)                            $      48,017         $      49,134         $      33,354
----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee. If this voluntary action had not been taken, the investment income per share and the ratios, excluding waivers and reimbursement, would have been:
  Net investment income per share (b)                                  $        0.00(f)      $        0.30         $        0.21
Ratios (to average daily net assets):
  Expenses                                                                      1.58%(e)              1.36%                 1.53%(e)
  Net investment income                                                         0.03%(e)              1.24%                 1.25%(e)

(a) The Fund commenced offering four classes of shares on March 31, 2008. The existing shares were redesignated Class I shares and the Fund added Class A, Class C and Class R shares.
(b)  Calculated based on average shares outstanding.
(c) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(d)  Not annualized.
(e)  Computed on an annualized basis.
(f)  Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                       Class R Shares
                                                                       For the Period
                                                                       March 31, 2008
                                                                      (commencement of
                                                                    initial offering) to
                                                                       March 31, 2008
                                                                         (Unaudited)
                                                                    --------------------
Net Asset Value, Beginning of Period                                      $   23.37
                                                                          ---------
From Operations:
  Net investment income * (a)                                                 (0.00)(b)
  Net realized and unrealized gains (loss) on investments                      0.02
                                                                          ---------
Total from operations                                                          0.02
                                                                          ---------
Net Asset Value, End of Period                                            $   23.39
                                                                          =========
Total Return (c)                                                               0.09%(d)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                      1.65%(e)
  Net Investment Income (to average daily net assets)*                        (1.43%)(e)
  Portfolio Turnover                                                             77%(d)
  Net Assets, End of Period (000's omitted)                               $      10
----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios, excluding waivers and reimbursement, would have been:
  Net investment income per share (a)                                     $    0.00(b)
  Ratios (to average daily net assets):
    Expenses                                                                  60.62%(e)
    Net investment income                                                    (60.40%)(e)

(a)  Calculated based on average shares outstanding.
(b)  Amount represents less than $0.01 per share.
(c) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(d)  Not annualized.
(e)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Newton International Equity Fund (the "Fund"), which commenced operation on December 21, 2005, is a separate diversified investment series of the Trust.

     The Fund is authorized to issue an unlimited number of shares of beneficial interest in each of the following classes of shares: Class A, Class C, Class I and Class R. On March 31, 2008, the Fund's Class A, C and Class R shares commenced operations and the existing shares of the Fund were redesignated as Class I shares. Class A, Class C and R shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class I shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution or to qualified institutional investors who are advisory clients of the fund's investment adviser, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

     As of March 31, 2008, MBC Investments Corp., a wholly-owned subsidiary of The Bank of New York Mellon Corporation and an affiliate of the Fund's investment adviser, held all of the outstanding Class A, Class C, and Class R shares of the fund.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in common stocks or securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the Fund's net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI
     EAFE) Index. The Fund may invest up to 20% of its assets in emerging market countries.

     Effective March 5, 2008, Jon Bell replaced Paul Butler as a co-portfolio manager of the Fund.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales and passive foreign investment companies (PFIC).

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end will be distributed in the following year.

     Section 988 of the Internal Revenue Code (the "Code") provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that share class. Rule 12b-1 fees, which are directly attributable to Class C and R shares, and shareholder service fees, which are directly attributable to Class A, C and R shares, are charged to Class A, C and R shares, as appropriate.

     E. Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     F. Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Newton Capital Management Ltd. ("Newton"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     I. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Newton for overall investment advisory and administrative services, and general office facilities, is paid payable monthly at the annual rate of 0.80% of the Fund's average daily net assets. Newton voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses for Class A, C, I and R shares, and also excluding Rule 12b-1 fees, shareholder services fees for Class A and C shares) to 1.15% of the average daily net assets of Class A, C, I and R shares. Pursuant to this agreement, for the six months ended March 31, 2008, Newton voluntarily waived a portion of its investment advisory fee in the amount of $101,052, and for March 31, 2008 (commencement of operations), reimbursed Class A, C and R shares for class specific and fund operating fees in the amounts of $16, $16, $16, respectively. This arrangement is voluntary and temporary and may be discontinued or revised by Newton at any time.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of Newton, is the distributor of the Fund's shares. Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class R shares pay MBSC for distributing their shares at an annual rate of 0.75% of the value of the average daily net assets of Class C shares and 0.25% of the value of the average daily net assets of Class R shares. During the period ended March 31, 2008, Class C and Class R shares were charged $0.20 and $0.07, respectively, pursuant to the Plan.

     Under the Shareholder Services Plan, Class A, Class C and Class R shares pay MBSC at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. MBSC may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. MBSC determines the amounts to be paid to Service Agents. During the period ended March 31, 2008, Class A, Class C and Class R shares were charged $ 0.07, $0.07 and $0.07, respectively, pursuant to the Shareholder Services Plan. Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Newton, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $2,814 for Class I shares, for the six months ended March 31, 2008, and the amounts of $16, $16, $16, for Class A, C and R shares, respectively, for March 31, 2008 (commencement of operations).

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of Newton, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $92,584 for the six months ended March 31, 2008.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $862 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses in the statement of operations. See Note 7 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,830, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Newton or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Newton or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Newton, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $740, which amount is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was not charged an administrative service fee by an affiliate of BNY Mellon.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                      Purchases                   Sales
                                     -----------               -----------
Non-U.S. Government Securities       $36,330,899               $36,081,123
                                     ===========               ===========

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                     For the period
                                                     March 31, 2008
                                                    (commencement of
                                                     operations) to
                                                     March 31, 2008
Class A                                               (Unaudited)
                                                      -----------
Shares sold                                                 428
                                                        -------
Net increase (decrease)                                     428
                                                        =======

                                                     For the period
                                                     March 31, 2008
                                                    (commencement of
                                                     operations) to
                                                     March 31, 2008
Class C                                              (Unaudited)
                                                      -----------
Shares sold                                                 428
                                                        -------
Net increase(decrease)                                      428
                                                        =======

                                                 For the
                                               Six Months Ended        For the
                                               March 31, 2008         Year Ended
Class I                                         (Unaudited)*      September 30, 2007
                                                ------------      ------------------
Shares sold                                       199,049              269,340
Shares issued to shareholders
  in reinvestment of distributions                 29,363                4,269
Shares redeemed                                       (14)                  --
                                                ---------            ---------
Net increase(decrease)                            228,398              273,609
                                                =========            =========

                                                     For the period
                                                     March 31, 2008
                                                    (commencement of
                                                     operations) to
                                                     March 31, 2008
Class R                                               (Unaudited)
                                                      -----------
Shares sold                                                 428
                                                        -------
Net increase(decrease)                                      428
                                                        =======

*    The existing shares were redesignated Class I.

                  Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2008, four shareholders of record (including MBC Investments Corp., a wholly-owned subsidiary of BNY Mellon and an affiliate of Newton), in the aggregate held approximately 100%, 100%, 87.6% and 100% of the total outstanding shares of the Fund's Class A, C, I and R shares, respectively. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a large portion of the Fund's portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days (for Class I shares) or 60 days (for Class A, C and R shares) from the day of their purchase. The redemption fee is paid directly to the applicable share class of the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

                  Cost for federal income tax purposes     $ 45,489,172
                                                           ------------
                  Gross unrealized appreciation            $  4,948,102
                  Gross unrealized depreciation              (2,655,427)
                                                           ------------
                  Net unrealized appreciation
                    (depreciation)                         $  2,292,675
                                                           ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Options
     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

                  Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers including counterparties.

     At March 31, 2008, the Fund held purchased options. See the Schedule of Investments for further details.

     Forward foreign currency exchange contracts
     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward foreign currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward foreign currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2008, the Fund held forward foreign currency exchange contracts. See the Schedule of Investments for further details.

(7)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended March 31, 2008, the Fund had average borrowings outstanding of $318,667 for a total of 27 days and incurred interest expense of $1,189. At March 31, 2008, the Fund did not have a loan balance outstanding.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Newton Capital Management Ltd. ("Newton" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services
     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance
     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-year period ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (20.14% vs. 22.99%). The Board noted that the Fund recently commenced operations and had a very short performance history and that the other funds in its peer group were substantially larger than the Fund.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Factors Considered by the Trustees in Approving the
                    Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Advisory Fee and Other Expenses
     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.80%, which was in the 3rd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.80%. The Fund's net management fee (after giving effect to expense limitations) was 0.47% (which included administrative services fees under Lipper's calculation methodology), well below the peer group median net management fee of 0.777%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.15% (after giving effect to expense limitations) was higher than the median net expense ratio of the peer group of 0.94%, largely due to the Fund's small asset size compared to its peer group.

     The Adviser's Profitability
     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred a gain in operating the Fund in 2006.

     Economies of Scale
     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits
     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                   Position(s)    Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                 Held with      and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth                Trust          Time Served*    5 Years                    Trustee       Trustee        2008)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,         17            None           Fund: $597
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,      17            None           Fund: $597
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens           17            None           Fund: $597
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street      17            None           Fund: $642
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman    17            None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                           MELLON INSTITUTIONAL FUNDS
                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      6912SA0308

                                                      MELLON INSTITUTIONAL FUNDS

                                     Mellon Capital
Semiannual Report                    Large Cap Growth Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Expenses Paid
                                  Beginning                 Ending                   During Period+
                                  Account Value             Account Value            October 1, 2007
                                  October 1, 2007           March 31, 2008           to March 31, 2008
------------------------------------------------------------------------------------------------------
Actual                              $1,000.00                 $  889.50                  $4.49

Hypothetical (5% return
per year before expenses)           $1,000.00                 $1,020.25                  $4.80

--------
+ Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:


                                                                       Percentage of
Top Ten Holdings*                                        Sector         Investments
------------------------------------------------------------------------------------
Microsoft Corp.                                      Technology           3.9%
Cisco Systems, Inc.                                  Technology           2.7
Apple Computer, Inc.                                 Technology           2.6
Pepsico, Inc.                                  Consumer Staples           2.5
International Business Machines Corp.                Technology           2.3
Monsanto Co.                                          Materials           2.2
Hewlett-Packard Co.                                  Technology           1.9
Walt Disney Co.                                     Information           1.7
Exxon Mobil Corp.                          Oil and Gas Producer           1.7
Johnson & Johnson                                   Health Care           1.6
                                                                         ----
                                                                         23.1%

* Excludes short-term securities and investment of cash collateral.

                                                     Percentage of
Economic Sector Allocation                            Net Assets
------------------------------------------------------------------
Consumer Cyclicals                                         7.9%
Consumer Hard Goods                                        1.1
Consumer Staples                                           8.1
Financials                                                 6.6
Health Care                                               16.2
Industrials                                               12.3
Information                                                8.6
Materials                                                  5.2
Oil And Gas Producer                                       8.0
Technology                                                24.2
Telecommunication Services                                 0.8
Utilities                                                  0.6
Short-term and Other Liabilities                           0.4
                                                         -----
                                                         100.0%

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                            Shares              (Note 1A)
---------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.6%

EQUITIES--99.6%

Consumer Cyclicals--7.9%
Coach, Inc.                                            800 a              24,120
Costco Wholesale Corp.                                 550                35,733
CVS Caremark Corp.                                     850                34,433
Dick's Sporting Goods, Inc.                            400 a              10,712
McDonald's Corp.                                       800                44,616
NIKE, Inc., Class B                                    600                40,800
Weight Watchers International, Inc.                    300                13,899
Wynn Resorts Ltd.                                      150                15,096
                                                                         219,409
Consumer Hard Goods--1.1%
International Game Technology                          450                18,095
WABCO Holdings, Inc.                                   250                11,405
                                                                          29,500
Consumer Staples--8.1%
Altria Group, Inc.                                     800                17,760
Coca-Cola Co.                                          700                42,609
Kimberly-Clark Corp.                                   250                16,138
Pactiv Corp.                                           500 a              13,105
Pepsico, Inc.                                          950                68,590
Philip Morris International, Inc.                      800 a              40,464
Procter & Gamble Co.                                   350                24,525
                                                                         223,191
Financials--6.6%
AFLAC, Inc.                                            350                22,733
American Express Co.                                   500                21,860
Assurant, Inc.                                         200                12,172
Franklin Resources, Inc.                               150                14,549
Goldman Sachs Group, Inc.                              50                  8,270
IntercontinentalExchange, Inc.                         100 a              13,050
Investment Technology Group, Inc.                      300 a              13,854
Lazard Ltd., Class A                                   300                11,460
MasterCard, Inc., Class A                              100 b              22,299
Nasdaq OMX Group                                       450 a              17,397
NYSE Euronext                                          150                 9,257
ProLogis REIT                                          250                14,715
                                                                         181,616
Health Care--16.2%
Aetna, Inc.                                            350                14,731
Amerisourcebergen Corp.                                400                16,392
Amgen, Inc.                                            800 a              33,424

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                            Shares              (Note 1A)
---------------------------------------------------------------------------------
Health Care (continued)
Becton Dickinson & Co.                                 350                30,047
Celgene Corp.                                          450 a              27,580
Cigna Corp.                                            250                10,142
Endo Pharmaceuticals Holdings, Inc.                    650 a              15,561
Forest Laboratories, Inc.                              550 a              22,005
Genentech, Inc.                                        300 a              24,354
Herbalife Ltd.                                         500                23,750
Humana, Inc.                                           300 a              13,458
Johnson & Johnson                                      700                45,409
Laboratory Corp. of America Holdings                   250 a,b            18,420
Medtronic, Inc.                                        700                33,859
Merck & Co., Inc.                                      500                18,975
UnitedHealth Group, Inc.                               800                27,488
Warner Chilcott Ltd., Class A                          750 a              13,500
Wyeth                                                  850                35,496
Zimmer Holdings, Inc.                                  300 a              23,358
                                                                         447,949
Industrials--12.3%
Alliant Techsystems, Inc.                              150 a              15,529
Boeing Co.                                             500                37,185
CSX Corp.                                              400                22,428
Emerson Electric Co.                                   750                38,595
Fluor Corp.                                            250                35,290
Hewitt Associates, Inc., Class A                       300 a              11,931
Honeywell International, Inc.                          450                25,389
Jacobs Engineering Group, Inc.                         300 a              22,077
Kirby Corp.                                            400 a              22,800
Lennox International, Inc.                             400                14,388
Parker Hannifin Corp.                                  375                25,976
Raytheon Co.                                           450                29,075
Rockwell Collins, Inc.                                 300                17,145
The Manitowoc Company, Inc.                            300                12,240
Woodward Governor Co.                                  400                10,688
                                                                         340,736
Information--8.6%
Accenture Ltd., Class A                                900                31,653
Akamai Technologies, Inc.                              600 a,b            16,896
Amazon.com, Inc.                                       300 a              21,390
Cognizant Technology Solutions Corp., Class A          900 a              25,947
Google, Inc., Class A                                  100 a              44,047
News Corp., Class A                                    1,050              19,688
Priceline.com, Inc.                                    100 a,b            12,086
Walt Disney Co.                                        1,500              47,070
Watson Wyatt Worldwide, Inc., Class A                  350                19,863
                                                                         238,640

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                              Shares            (Note 1A)
---------------------------------------------------------------------------------
Materials--5.2%
Celanese Corp., Class A                                  450              17,572
El Du Pont de Nemours & Co.                              400              18,704
Freeport-McMoRan Cooper and Gold, Inc.                   250              24,055
Monsanto Co.                                             550              61,325
Nucor Corp.                                              350              23,709
                                                                         145,365
Oil And Gas Producer--8.0%
ConocoPhillips                                           400              30,484
ENSCO International, Inc.                                350 b            21,917
Exxon Mobil Corp.                                        550              46,519
FMC Technologies, Inc.                                   200 a            11,378
Marathon Oil Corp.                                       200               9,120
McDermott International, Inc.                            350 a            19,187
National-Oilwell Varco, Inc.                             400 a            23,352
Noble Corp.                                              400              19,868
Schlumberger Ltd.                                        150              13,050
Valero Energy Corp.                                      550              27,011
                                                                         221,886
Technology--24.2%
Adobe Systems, Inc.                                      400 a            14,236
Apple Computer, Inc.                                     500 a            71,750
Applied Materials, Inc.                                1,750              34,142
Autodesk, Inc.                                           400 a            12,592
Cisco Systems, Inc.                                    3,050 a            73,474
Danaher Corp.                                            150              11,404
Dolby Laboratories, Inc., Class A                        400 a            14,504
EMC Corp.                                              1,350 a            19,359
Harris Corp.                                             250              12,133
Hewlett-Packard Co.                                    1,150              52,509
Intel Corp.                                            1,300              27,534
International Business Machines Corp.                    550              63,327
Linear Technology Corp.                                  450 b            13,811
McAfee, Inc.                                             300 a             9,927
Microsoft Corp.                                        3,800             107,844
National Semiconductor Corp.                             400               7,328
Nokia OYJ--ADR                                           500              15,915
Nvidia Corp.                                             400 a             7,916
Oracle Corp.                                           2,050 a            40,098
Qualcomm, Inc.                                           600              24,600
Texas Instruments, Inc.                                1,300              36,751
                                                                         671,154

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value ($)
Security                                                 Shares            (Note 1A)
------------------------------------------------------------------------------------
Telecommunication Services--0.8%
NII Holdings, Inc.                                          300 a              9,534
SBA Communications Corp., Class A                           450 a             13,424
                                                                              22,958
Utilities--0.6%
Sempra Energy                                               300               15,984
TOTAL EQUITIES (Cost $2,720,774)                                           2,758,388

INVESTMENT OF CASH COLLATERAL--1.0%
BlackRock Cash Strategies L.L.C. (Cost $28,173)          28,173 c             28,173
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,748,947)                           2,786,561

AFFILIATED INVESTMENTS--2.7%
Dreyfus Institutional Preferred Plus Money Market Fund    5,161 d              5,161
Dreyfus Institutional Cash Advantage Fund                69,377 d,e           69,377
                                                                           ---------
TOTAL AFFILIATED INVESTMENTS (Cost $74,538)                                   74,538

TOTAL INVESTMENTS--103.3% (Cost $2,823,485)                                2,861,099
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.3%)                               (91,582)
                                                                           ---------
NET ASSETS--100%                                                           2,769,517
                                                                           =========

Notes to Schedule of Investments:
ADR--American Depository Receipts
REIT--Real Estate Invesnment Trust
a  Non-income producing security.
b  Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of this security amounted to $28,173 or 1.0% of net assets.
d  Affiliated institutional money market fund.
e  Investment of security lending cashcollateral.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at$94,930 (Note 6)):
  Unaffiliated investments (cost $2,748,947)                                                                             $2,786,561
  Affiliated investments (Note 1F) (cost $74,538)                                                                            74,538
  Receivable from advisor (Note 2)                                                                                           25,782
  Interest and dividends receivable                                                                                           2,341
  Prepaid expenses                                                                                                            5,879
                                                                                                                          ---------
    Total assets                                                                                                          2,895,101

Liabilities
  Payable for securities lending collateral investment (Note 6)                                               $97,550
  Accrued professional fees                                                                                    13,514
  Accrued accounting, administration, custody and transfer agent fees (Note 2)                                 11,540
  Accrued shareholder reporting fees (Note 2)                                                                   1,500
  Accrued trustees' fees and expenses (Note 2)                                                                    424
  Other accrued expenses and liabilities                                                                        1,056
                                                             -                                                -------
    Total liabilities                                                                                                       125,584
                                                                                                                         ----------
Net Assets                                                                                                               $2,769,517
                                                                                                                         ----------
Net Assets consist of:
  Paid-in capital                                                                                                        $2,764,200
  Accumulated net realized loss                                                                                             (34,182)
  Undistributed net investment income                                                                                         1,885
  Net unrealized appreciation                                                                                                37,614
                                                                                                                         ----------
Total Net Assets                                                                                                         $2,769,517
                                                                                                                         ==========
Shares of beneficial interest outstanding                                                                                   150,682
                                                                                                                         ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                        $    18.38
                                                                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net of foreign withholding taxes $16)                           $  18,185
  Dividend income from affiliated investments (Note 1F)                                                                436
  Securities lending income (Note 6)                                                                                   560
                                                                                                                 ---------
    Total investment income                                                                                         19,181

Expenses
  Investment advisory fee (Note 2)                                                                     $  9,617
  Accounting, administration, custody and transfer agent fees (Note 2)                                   25,294
  Professional fees                                                                                      19,182
  Registration fees                                                                                      10,528
  Trustees' fees and expenses (Note 2)                                                                    1,504
  Insurance expense                                                                                         523
  Miscellaneous expenses                                                                                  8,188
                                                                                                        -------
    Total expenses                                                                                       74,836

Deduct:
  Waiver of invesment advisory fee (Note 2)                                                              (9,617)
  Reimbursement of Fund operating expenses (Note 2)                                                     (51,152)
                                                                                                        -------
    Total expense deduction                                                                             (60,769)
                                                                                                        -------
    Net Expenses                                                                                                    14,067
                                                                                                                 ---------
      Net investment income                                                                                          5,114
                                                                                                                 ---------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                                      9,516
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                                   (358,517)
                                                                                                                 ---------
      Net realized and unrealized gain (loss) on investments                                                      (349,001)
                                                                                                                 ---------
Net Increase (Decrease) in Net Assets from Operations                                                            $(343,887)
                                                                                                                 =========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            For the
                                                                                        Six Months Ended      For the
                                                                                         March 31, 2008      Year Ended
                                                                                          (Unaudited)     September 30, 2007
                                                                                        ----------------  ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                                   $    5,114         $   23,670
  Net realized gain (loss)                                                                     9,516            406,171
  Change in net unrealized appreciation (depreciation)                                      (358,517)           299,538
                                                                                          ----------         ----------
  Net increase (decrease) in net assets from investment operations                          (343,887)           729,379
                                                                                          ----------         ----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                                 (11,065)           (20,067)
  From net realized gains on investments                                                    (389,748)                --
                                                                                          ----------         ----------
  Total distributions to shareholders                                                       (400,813)           (20,067)
                                                                                          ----------         ----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                                --          3,129,260
  Values of shares issued in reinvestment distributions                                      400,815             20,067
  Cost of shares redeemed                                                                         --          3,290,807)
                                                                                          ----------         ----------
  Net increase (decrease) in net assets from Fund share transactions                         400,815           (141,480)
                                                                                          ----------         ----------
Total Increase (Deccrease) in Net Assets                                                    (343,885)           567,832

Net Assets
  At beginning of period                                                                   3,113,402          2,545,570
                                                                                          ----------         ----------
  At end of period (including net investment income of $1,885 and $7,836, respectively)   $2,769,517         $3,113,402
                                                                                          ==========         ==========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                     For the period
                                                              For the                               December 21, 2005
                                                          Six Months Ended       For the            (commencement of
                                                           March 31, 2008       Year Ended           operations) to
                                                            (Unaudited)      September 30, 2007     September 30, 2006
                                                          ----------------   ------------------     -------------------
Net Asset Value, Beginning of Period                         $ 23.74              $20.32                $20.00
                                                             -------              ------                ------
From Operations:
  Net investment income* (a)                                    0.04                0.11                  0.07
  Net realized and unrealized gains (loss) on investments      (2.35)               3.44                  0.29
                                                             -------              ------                ------
Total from operations                                          (2.31)               3.55                  0.36
                                                             -------              ------                ------
Less Distributions to Shareholders:
  From net investment income                                   (0.08)              (0.13)                (0.04)
  From net realized gains on investments                       (2.97)                 --                    --
                                                             -------              ------                ------
Total distributions to shareholders                            (3.05)              (0.13)                (0.04)
                                                             -------              ------                ------
Net Asset Value, End of Period                               $ 18.38              $23.74                $20.32
                                                             =======              ======                ======
Total Return (b)                                              (11.05%)(c)          17.49%                 1.81%(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                       0.95%(d)            0.95%                 0.95%(d)
  Net Investment Income (to average daily net assets)*          0.35%(d)            0.49%                 0.47%(d)
  Portfolio Turnover                                              34%(c)             109%                   23%(c)
  Net Assets, End of Period (000's omitted)                  $ 2,770              $3,113                $2,546

--------
* For the periods indicated, the investment advisor voluntarily agreed to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:
Net investment income (loss) per share (a)                   $ (0.39)             $(0.42)               $(0.87)
Ratios (to average daily net assets):
  Expenses                                                      5.06%(d)            3.35%                 7.06%(d)
  Net investment income (loss)                                 (3.76%)(d)           (1.91%)              (5.64%)(d)

(a) Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers.
(c) Not annualized.
(d) Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Mellon Capital Large Cap Growth Fund (the "Fund"), which commenced operation on December 21, 2005, is a separate diversified investment series of the Trust.

     Through December 31, 2007, Mellon Equity Associates LLP ("Mellon Equity") had served as the investment adviser to the Fund. Effective on that date, Mellon Equity and Mellon Capital Management Corporation ("Mellon Capital"), each a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), merged into one surviving investment adviser, Mellon Capital. After the merger, Mellon Capital remains an indirect wholly-owned subsidiary of BNY Mellon. Effective January 1, 2008, Mellon Capital replaced Mellon Equity as the investment adviser to the Fund and the Fund changed its name from "Mellon Equity Large Cap Growth Fund." There have been no changes to the terms of the investment advisory agreement or to the portfolio manager line-up of the Fund.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies that have total market capitalizations within the range of capitalizations of the companies in the top 80% of the Russell 1000 Growth Index at the time of purchase.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end registered investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by Mellon Capital, a wholly-owned subsidiary of BNY Mellon, or its affiliates.

     G. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Mellon Capital for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.65% of the Fund's average daily net assets. Mellon Capital voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.95% of the Fund's average daily net assets for the six months ended March 31, 2008. Pursuant to this agreement, for the six months ended March 31, 2008, Mellon Capital voluntarily waived its investment advisory fee in the amount of $9,617 and reimbursed $51,152 of the Fund's operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Mellon Capital at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Mellon Capital, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,065, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of Mellon Capital, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $22,229 for the six months ended March 31, 2008.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $240 for the six months ended March 31, 2008. See Note 6 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $40 for the six months ended March 31, 2008, which is included in miscellaneous expenses on the statement of operations. See Note 8 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Mellon Capital or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Mellon Capital or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was not charged an administrative service fee by an affiliate of BNY Mellon.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Mellon Capital, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,500, which amount is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2008.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of Mellon Capital, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                      Purchases                   Sales
                                     -----------               -----------
Non-U.S. Government Securities       $1,122,214                $1,026,356
                                     ==========                ==========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                       For the
                                   Six Months Ended              For the
                                    March 31, 2008              Year Ended
                                     (Unaudited)            September 30, 2007
                                   ----------------         ------------------
Shares sold                                --                    149,038
Shares issued to shareholders
in reinvestment of distributions       19,533                        888
Shares redeemed                            --                   (144,039)
                                       ------                   --------
Net increase (decrease)                19,533                      5,887
                                       ======                   ========

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     At March 31, 2008, one shareholder of record, (MBC Investment Corp., a wholly owned subsidiary of BNY Mellon and an affiliate of Mellon Capital) in the aggregate held approximately 96% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

              Cost for federal income tax purposes          $2,823,485
                                                            ==========
              Gross unrealized appreciation                 $  271,115
              Gross unrealized depreciation                   (233,501)
                                                            ----------
              Net unrealized appreciation (depreciation)    $   37,614
                                                            ==========

(6)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the security lending agent effected such withdrawals and the cash

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $1,622 of which $1,062 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund had average borrowing outstanding of $3,600 for a total of ten days an incurred $6 of interest expense. At March 31, 2008, the Fund did not have an outstanding loan balance.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

              Factors Considered by the Trustees in Approving the
                    Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------


     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Mellon Capital Corporation ("Mellon Capital" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
                      Mellon Capital Large Cap Growth Fund

              Factors Considered by the Trustees in Approving the
                    Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-year period ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (18.09% vs. 18.46%). The Board noted that the Fund recently commenced operations and had a very short performance history and that the other funds in its peer group were substantially larger than the Fund.

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.65%, which was in the 2nd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.695%. The Fund's entire management fee was reimbursed by the Adviser. By comparison, the peer group median net management fee was 0.569%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.95% (after giving effect to expense limitations) was higher than the median net expense ratio of the peer group of 0.767%, largely due to the Fund's small asset size compared to its peer group.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred a gain in operating the Fund in 2006.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits

     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                      Trustee
                                                                 Principal            Portfolios in     Other        Remuneration
Name (Age)                   Position(s)    Term of Office     Occupation(s)           Fund Complex  Directorships  (period ended
Address, and                  Held with     and Length of       During Past            Overseen by     Held by         March 31,
Date of Birth                  Trust         Time Served*        5 Years                 Trustee       Trustee          2008)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,             17           None           Fund: $506
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,          17           None           Fund: $506
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens               17           None           Fund: $506
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street          17           None           Fund: $509
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman        17           None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                            Term of Office
Address, and                        Position(s)        and Length of                    Principal Occupation(s)
Date of Birth                     Held with Trust       Time Served                       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

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


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


                           MELLON INSTITUTIONAL FUNDS
                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com


                                                                      6913SA0308

                                                      MELLON INSTITUTIONAL FUNDS

                                          The Boston Company
Semiannual Report                         Emerging Markets Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                              Expenses Paid
                                               Beginning                           Ending                    During Period+
                                              Account Value                     Account Value                October 1, 2007
                                             October 1, 2007                   March 31, 2008               to March 31, 2008
------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                         $  934.50                         $7.01
Hypothetical (5% return
  per year before expenses)                    $1,000.00                         $1,017.75                         $7.31

---------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                                                 Percentage of
Top Ten Holdings*                       Country                                 Sector            Investments
---------------------------------------------------------------------------------------------------------------
Oao Gazprom ADR                              Russia                              Energy               3.6%
Companhia Vale do Rio Doce Preferred A       Brazil                           Materials               3.5
Petroleo Brasileiro SA Preferred             Brazil                              Energy               3.3
Samsung Electronics Co., Ltd.           South Korea              Information Technology               3.0
JSC MMC Norilsk Nickel ADR                   Russia                           Materials               2.7
China Mobile Ltd.                         Hong Kong         Telecommunications Services               2.4
CNOOC Ltd.                                Hong Kong                              Energy               2.1
Lukoil ADR                                   Russia                              Energy               1.9
Sasol Ltd.                             South Africa                              Energy               1.8
Alfa SA de CV                                Mexico                         Industrials               1.8
                                                                                                     ----
                                                                                                     26.1%

*    Excludes short-term securities and investment of cash collateral.

                                             Percentage of
Geographic Region Allocation*                 Investments
-------------------------------------------------------------
Europe ex U.K                                    18.1%
Asia ex Japan                                    47.0
America ex U.S                                   21.4
Middle East/Africa                               13.5
                                                100.0%

*    Excludes short-term securities and investment of cash collateral.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-- 100.6%
Equities--97.7%
Brazil--15.6%
Banco Bradesco SA Preferred                              4,500           125,235
Banco DO Brasil SA                                      11,000           144,973
Braskem SA Preferred                                    12,900           109,615
Cia Energetica de Minas Gerais Preferred                 4,800            86,228
Companhia Paranaense de Energia-Copel Preferred         11,800           193,066
Companhia Vale do Rio Doce Preferred A                  19,700           570,609
Perdigao SA                                              4,900           112,335
Petroleo Brasileiro SA Preferred                        12,800           540,104
Sadia SA Preferred                                      21,200           125,737
Tele Norte Leste Participacoes SA Preferred              8,800           233,864
Uniao de Bancos Brasileiros SA                          10,300           120,651
Uniao de Bancos Brasileiros SA GDR                         790 a          92,090
Usinas Siderurgicas de Minas Gerais SA Preferred         2,050           115,038
                                                                       2,569,545
China--6.3%
China Shipping Development Co., Ltd.                    82,000           260,456
Dongfeng Motor Group Co., Ltd.                         168,000            75,450
Industrial and Commercial Bank of China                356,000           247,606
PetroChina Co., Ltd.                                    56,000            70,250
Ping An Insurance Group Co. of China Ltd.               15,500           109,671
Shanda Interactive Entertainment Ltd. ADR                5,630 a         163,833
Weiqiao Textile Co., Ltd.                               91,500           118,326
                                                                       1,045,592
Czech Republic--0.5%
CEZ                                                      1,133            86,657
Egypt--1.4%
Commercial International Bank                            6,678           110,483
Telecom Egypt                                           33,126           123,549
                                                                         234,032
Hong Kong--5.2%
China Mobile Ltd.                                       26,500           396,435
CNOOC Ltd.                                             235,000           345,567
CNPC Hong Kong Ltd.                                    240,000           110,854
                                                                         852,856
Hungary--0.7%
MOL Hungarian Oil and Gas Nyrt                             860           112,274
India--4.6%
Bharat Petroleum Corp., Ltd.                            14,468           145,270
Grasim Industries Ltd.                                   2,464           155,831
Oil and Natural Gas Corp., Ltd.                          7,315           177,866
Rolta India Ltd.                                        15,415           100,342

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
India (continued)
Satyam Computer Services Ltd. ADR                        4,930           111,369
Tata Steel Ltd.                                          3,880            67,318
                                                                         757,996
Indonesia--1.3%
PT Bank Pan Indonesia Tbk                            1,802,500 a         126,296
PT Gudang Garam Tbk                                    101,500            84,426
                                                                         210,722
Israel--3.7%
Bank of Hapoalim BM                                     24,250            93,667
Cellcom Israel Ltd.                                      4,160           130,749
Check Point Software Technologies Ltd.                   7,510 a         168,224
Teva Pharmaceutical Industries Ltd. ADR                  4,830 b         223,098
                                                                         615,738
Malaysia--3.0%
Hong Leong Bank Berhad                                 130,300           237,118
Resorts World Berhad                                   102,000           109,753
RHB Capital Berhad                                      95,000           142,773
                                                                         489,644
Mexico--5.4%
Alfa SA de CV                                           43,500           291,022
America Movil SA ADR                                     1,870           119,100
Fomento Economico Mexicano ADR                           5,180           216,420
Grupo Aeroportuario del Sureste                         29,000           166,220
Grupo Financiero Banorte S.A.B. de CV                   21,100            91,399
                                                                         884,161
Philippines--0.5%
Manila Electric Co.                                     42,300            81,815

Poland--2.4%
BRE Bank SA                                              1,245           202,453
KGHM Polska Miedz SA                                     2,170            99,900
Telekomunikacja Polska SA                                8,750            86,937
                                                                         389,290
Russia--10.6%
JSC MMC Norilsk Nickel ADR                              15,310           430,976
Lukoil ADR                                               3,640           312,312
Mechel ADR                                               1,900 b         216,201
Mobile TeleSystems ADR                                   2,860           216,931
Oao Gazprom ADR                                         11,300           576,300
                                                                       1,752,720
South Africa--8.0%
ABSA Group Ltd.                                          5,138            64,433
ArcelorMittal South Africa Ltd.                          7,156           174,157
Aveng Ltd.                                              31,550           226,064

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
South Africa (continued)
Metropolitan Holdings Ltd.                              48,548            80,368
MTN Group Ltd.                                           7,660           116,396
Nedbank Group Ltd.                                       5,400            77,919
Remgro Ltd.                                              5,622           136,081
Sasol Ltd.                                               6,180           296,662
Shoprite Holdings Ltd.                                  17,400            81,254
Telkom SA Ltd.                                           4,548            73,715
                                                                       1,327,049
South Korea--11.7%
Dongbu Insurance Co., Ltd.                               2,730           105,015
Dongkuk Steel Mill Co., Ltd.                             2,700           105,920
Honam Petrochemical Corp.                                  993            81,117
Hyundai Department Store Co., Ltd.                         910            87,997
Hyundai Heavy Industries                                   174            65,298
Hyundai Marine & Fire Insurance Co., Ltd.                5,890           124,668
Hyundai Motor Co.                                        2,551           203,590
LG Chem Ltd.                                             1,875           140,414
LG Corp.                                                 3,411           257,857
LG Electronics, Inc.                                     1,605           206,322
Meritz Fire & Marine Insurance Co., Ltd.                 8,490            77,447
Samsung Electronics Co., Ltd.                              760           483,046
                                                                       1,938,691
Taiwan--9.3%
Asia Cement Corp.                                       96,111           171,452
AU Optronics Corp.                                      42,000            72,320
Chi Mei Optoelectronics Corp.                          130,400           172,116
Compal Electronics, Inc.                               152,410           146,522
First Financial Holding Co., Ltd.                      177,920           186,766
High Tech Computer Corp.                                 6,000           135,138
Polaris Securities Co., Ltd.                           150,000 a         108,467
Taiwan Mobile Co., Ltd.                                102,645           197,909
Taiwan Semiconductor Manufacturing Co., Ltd. ADR        17,023           174,826
Tong Yang Industry Co., Ltd.                            93,770            86,709
Unimicron Technology Corp.                              59,000            81,765
                                                                       1,533,990
Thailand--4.0%
Bangkok Bank Public Co., Ltd.                           50,300           219,738
Electricity Generating Public Co., Ltd.                 38,000           119,342
PTT Public Co., Ltd.                                     7,600            77,054
Thai Airways International Public Co., Ltd.             86,300            80,034
Thai Oil Public Co., Ltd.                               39,100            87,354
Thanachart Capital Public Co., Ltd.                    163,700            80,743
                                                                         664,265

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

          Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Value ($)
Security                                                       Shares           (Note 1A)
-------------------------------------------------------------------------------------------
Turkey--3.5%
Anadolu Efes Biracilik ve Malt Sanayii AS                        11,080             98,854
Selcuk Ecza Deposu Ticaret ve Sanayi AS                          41,760             61,366
Trakya Cam Sanayii AS                                            44,620             56,202
Tupras-Turkiye Petrol Rafine AS                                   4,023             88,978
Turkcell Iletisim Hizmetleri AS                                  20,470            170,353
Turkiye Is Bankasi                                               29,650            109,815
                                                                                   585,568
TOTAL EQUITIES (Cost $15,063,420)                                               16,132,605
EXCHANGE TRADED FUNDS--0.5%
Ishares MSCI Emerging Markets Index                                 620 b           83,316
Total Exchange Traded Funds (Cost $82,187)
INVESTMENT OF CASH COLLATERAL--2.4%
BlackRock Cash Strategies L.L.C (Cost $403,925)                 403,925 c          403,925
TOTAL UNAFFILIATED INVESTMENTS (Cost $15,549,532)                               16,619,846
AFFILIATED INVESTMENTS--0.7%
Dreyfus Institutional Preferred Plus Money Market Fund            2,163 d            2,163
Dreyfus Institutional Cash Advantage Fund                       114,015 d,e        114,015
                                                                              ------------
TOTAL AFFILIATED INVESTMENTS (Cost $116,178)                                       116,178
TOTAL INVESTMENTS--101.3% (Cost $15,665,710)                                    16,736,024
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.3%)                                     (216,440)
                                                                              ------------
NET ASSETS--100%                                                                16,519,584
                                                                              ============

Notes to Schedule of Investments:

ADR--American Depository Receipts
GDR--Global Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of this security amounted to $403,925 or 2.4% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.


                                             Percentage of Net
Economic Sector Allocation                         Assets
--------------------------------------------------------------
Consumer Discretionary                              5.4%
Consumer Staples                                    4.4
Energy                                             17.8
Financials                                         19.5
Health Care                                         1.7
Industrials                                         8.5
Information Technology                             10.9
Materials                                          14.8
Telecommunications Services                        11.3
Utilities                                           3.4
Exchange Traded Funds                               0.5
Short-term and Other Assets                         1.8
                                                  -----
                                                  100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities, at value (Note 1A) (including securities on loan, valued at $498,471 (Note 7)):
    Unaffiliated investments (cost $15,549,532)                                                                         $16,619,846
    Affiliated investments (Note 1H) (cost $116,178)                                                                        116,178
  Foreign currency, at value (cost $267,080)                                                                                265,008
  Receivable for investments sold                                                                                           394,774
  Interest and dividends receivable                                                                                          30,150
  Prepaid expenses                                                                                                              163
                                                                                                                        -----------
    Total assets                                                                                                         17,426,119
Liabilities
  Collateral for securities on loan (Note 7)                                                        $   517,940
  Payable for investments purchased                                                                     228,540
  Bank loan payable (Note 8)                                                                            127,000
  Payable to investment advisor (Note 2)                                                                  5,789
  Accrued professional fees                                                                              16,735
  Accrued accounting, administration, custody, and transfer agent fees (Note 2)                           8,519
  Accrued shareholder's reporting fees (Note 2)                                                             775
  Accrued trustee's and expenses fees (Note 2)                                                              353
  Other accrued expenses and liabilities                                                                    884
                                                                                                    -----------
    Total liabilities                                                                                                       906,535
                                                                                                                        -----------
Net Assets                                                                                                              $16,519,584
                                                                                                                        ===========
Net Assets consist of:
  Paid-in capital                                                                                                       $14,375,795
  Accumulated net realized gain                                                                                           1,086,192
  Accumulated net investment loss                                                                                           (10,588)
  Net unrealized appreciation                                                                                             1,068,185
                                                                                                                        -----------
Total Net Assets                                                                                                        $16,519,584
                                                                                                                        ===========
Shares of beneficial interest outstanding                                                                                   590,225
                                                                                                                        ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                       $     27.99
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net of foreign withholding
  taxes $12,943)                                                                                                        $    89,800
  Dividend income from affiliated investments (Note 1H)                                                                       3,661
  Securities lending income (Note 7)                                                                                          2,486
  Interest income                                                                                                               581
                                                                                                                        -----------
    Total investment income                                                                                                  96,528
Expenses
  Investment advisory fee (Note 2)                                                                  $     81,966
  Accounting, administration, custody and transfer agent fees (Note 2)                                    49,516
  Professional fees                                                                                       23,475
  Registration fees                                                                                       12,521
  Trustees' fees and expenses (Note 2)                                                                     1,565
  Miscellaneous expenses                                                                                   9,404
                                                                                                    ------------
    Total expenses                                                                                       178,447
Deduct:
  Waiver of investment advisory fee (Note 2)                                                             (71,456)
                                                                                                    ------------
    Net Expenses                                                                                                            106,991
                                                                                                                        -----------
      Net investment (loss)                                                                                                 (10,463)
                                                                                                                        -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                        1,556,799
    Foreign currency transactions and forward foreign currency exchange transactions                      19,696
                                                                                                    ------------
      Net realized gain (loss)                                                                                            1,576,495
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                       (2,636,815)
    Foreign currency translations                                                                         (5,081)
                                                                                                    ------------
    Change in net unrealized appreciation (depreciation)                                                                 (2,641,896)
                                                                                                                        -----------
    Net realized and unrealized gain (loss) on investments                                                               (1,065,401)
                                                                                                                        -----------
Net Increase (Decrease) in Net Assets from Operations                                                                   $(1,075,864)
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended     For the
                                                                      March 31, 2008    Year Ended
                                                                       (Unaudited)   September 30, 2007
                                                                       ------------  ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                         $    (10,463)   $    104,925
  Net realized gain (loss)                                                1,576,495         920,690
  Change in net unrealized appreciation (depreciation)                   (2,641,896)      3,541,091
                                                                       ------------    ------------
  Net increase (decrease) in net assets from investment operations       (1,075,864)      4,566,706
                                                                       ------------    ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                (68,091)        (78,456)
  From net realized gains on investments                                 (1,349,478)            --
                                                                       ------------    ------------
  Total distributions to shareholders                                    (1,417,569)        (78,456)
                                                                       ------------    ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                        4,074,299       3,722,363
  Value of shares issued to shareholders in reinvestment
    of distributions                                                      1,372,594          73,536
  Cost of shares redeemed                                                  (104,830)       (306,321)
                                                                       ------------    ------------
  Net increase (decrease) in net assets from Fund share transactions      5,342,063       3,489,578
                                                                       ------------    ------------
Total Increase (Decrease) in Net Assets                                   2,848,630       7,977,828
                                                                       ------------    ------------

Net Assets
  At beginning of period                                                 13,670,954       5,693,126
                                                                       ------------    ------------
  At end of period [including accumulated net investment income
    (loss) of ($10,588) and $67,966, respectively]                     $ 16,519,584    $ 13,670,954
                                                                       ============    ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                  For the period
                                                                          For the                                  July 10, 2006
                                                                     Six Months Ended           For the          (commencement of
                                                                       March 31, 2008          Year Ended         operations) to
                                                                        (Unaudited)        September 30, 2007   September 30, 2006
                                                                     ----------------     --------------------  ------------------
Net Asset Value, Beginning of Period                                   $       33.24         $       20.55         $       20.00
                                                                       -------------         -------------         -------------
From Operations:
  Net investment income (loss) (a)                                             (0.02)                 0.31                  0.06
  Net realized and unrealized gains (loss) on investments                      (1.93)                12.62                  0.49
                                                                       -------------         -------------         -------------
Total from operations                                                          (1.95)                12.93                  0.55
                                                                       -------------         -------------         -------------
Less Distributions to Shareholders:
  From net investment income                                                   (0.16)                (0.24)                   --
  From net realized gains on investments                                       (3.14)                  --                     --
                                                                       -------------         -------------         -------------
Total distributions to shareholders                                            (3.30)                (0.24)                   --
                                                                       -------------         -------------         -------------
Net Asset Value, End of Period                                         $       27.99         $       33.24         $       20.55
                                                                       =============         =============         =============
Total Return (b)                                                               (6.53%)(d)            63.25%                 2.75%(d)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                                       1.45%(c)              1.45%                 1.45%(c)
  Net Investment Income (loss) (to average daily net assets)*                  (0.14)%(c)             1.15%                 1.31%(c)
  Portfolio Turnover                                                              62%(d)                76%                   31%(d)
  Net Assets, End of Period (000's omitted)                            $      16,520         $      13,671         $       5,693
----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee. If this voluntary action had not been taken, the investment income (loss) per share and the ratios, without waivers and reimbursement, would have been:
  Net investment income (loss) per share (a)                           $       (0.17)         $       (0.16)       $      (0.27)
  Ratios (to average daily net assets):
    Expenses                                                                    2.41%(c)               3.18%               8.64%(c)
    Net investment income (loss)                                               (1.11%)(c)             (0.59%)             (5.88%)(c)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c)  Calculated on an annualized basis.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Emerging Markets Core Equity Fund (the "Fund"), is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Emerging Market (MSCI EM) Index. The Fund may also enter into equity index futures contracts based primarily on the indices of the countries included in the MSCI EM Index and Canada.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales and post-October losses.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code (the "Code") provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     F. Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     I. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.10% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.45% of the Fund's average daily net assets for the six months ended March 31, 2008. Pursuant to this agreement, for the six months ended March 31, 2008, TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $71,456. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,170, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $46,346 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $1,030 for the six months ended March 31, 2008. See Note 7 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $49 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 8 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $775, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was not charged an administrative service fee by an affiliate of BNY Mellon.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                      Purchases                   Sales
                                     -----------               -----------
Non-U.S. Government Securities       $ 12,964,161              $ 9,056,924
                                     ============              ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                               For the
                                           Six Months Ended                     For the
                                            March 31, 2008                     Year Ended
                                             (Unaudited)                   September 30, 2007
                                             -----------                   ------------------
Shares sold                                    136,796                          144,213
Shares issued to shareholders
  in reinvestment of distributions              45,815                            2,828
Shares redeemed                                 (3,639)                         (12,790)
                                               -------                          -------
Net increase (decrease)                        178,972                          134,251
                                               =======                          =======

     At March 31, 2008, four shareholders of record, (including MBC Investment Corp., a wholly-owned subsidiary of BNY Mellon and an affiiliate of the
     Fund) in the aggregate held approximately 88.7% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

        Cost for federal income tax purposes       $    15,665,710
                                                   ===============
        Gross unrealized appreciation              $     1,817,230
        Gross unrealized depreciation                     (746,916)
                                                   ---------------
        Net unrealized appreciation (depreciation) $     1,070,314
                                                   ===============

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Forward foreign currency exchange contracts
     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward foreign currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward foreign currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2008, the Fund did not hold forward foreign currency exchange contracts.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $10,507 of which $8,021 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $70,045 for a total of forty-four days and incurred $279 of interest expense. At March 31, 2008, the Fund had a $127,000 outstanding loan balance.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services
     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's portfolio manager and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance
     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-year period ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (53.11% vs. 48.04%). The Board noted that the Fund recently commenced operations and had a very short performance history and that the other funds in its peer group were substantially larger than the Fund.

     Advisory Fee and Other Expenses
     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 1.10%, which was in the 3rd (1st being the best) quintile of its peer group of funds, the median fee of which was 1.11%. The Fund's entire management fee was reimbursed by the Adviser. By comparison, the peer group median net management fee was 1.108%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.45% (after giving effect to expense limitations) was slightly higher than the median net expense ratio of the peer group of 1.428%, largely due to the Fund's small asset size compared to its peer group.

     The Adviser's Profitability
     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred a loss in operating the Fund in 2006.

     Economies of Scale
     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

              Factors Considered by the Trustees in Approving the
                    Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits
     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                   Position(s)    Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                 Held with      and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth                Trust          Time Served*    5 Years                    Trustee       Trustee        2008)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,         17            None           Fund: $526
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,      17            None           Fund: $526
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens           17            None           Fund: $526
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street      17            None           Fund: $538
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman    17            None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                MELLON INSTITUTIONAL FUNDS
                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com


                                                                      6914SA0308

                                                      MELLON INSTITUTIONAL FUNDS


                                     Mellon Capital Micro
Semiannual Report                    Cap Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                      Expenses Paid
                                               Beginning                         Ending              During Period+
                                              Account Value                    Account Value         October 1, 2007
                                             October 1, 2007                   March 31, 2008        to March 31, 2008
-------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                         $ 837.30                 $6.20
Hypothetical (5% return
  per year before expenses)                    $1,000.00                         $1,018.25                $6.81

----------
+ Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                  Percentage of
Top Ten Holdings*                               Sector             Investments
--------------------------------------------------------------------------------
Petroquest Energy, Inc.                   Oil And Gas Producer         1.0%
Kendle International, Inc.                         Information         0.9
American Physicians Capital, Inc.                   Financials         0.9
Enzon Pharmaceuticals, Inc.                        Health Care         0.9
Landauer, Inc.                                      Technology         0.9
Datascope Corp.                                    Health Care         0.8
FTD Group, Inc.                             Consumer Cyclicals         0.8
Gentiva Health Services, Inc.                      Health Care         0.8
S&T Bancorp, Inc.                                   Financials         0.8
Vital Signs, Inc.                                  Health Care         0.8
                                                                       ---
                                                                       8.6%

*    Excludes short-term securities and investment of cash collateral.

                                             Percentage of
Economic Sector Allocation                   Net Assets
-------------------------------------------------------------
Consumer Cyclicals                                5.3%
Consumer Hard Goods                               2.5
Consumer Staples                                  3.1
Financials                                       22.3
Health Care                                      18.1
Industrials                                      12.0
Information                                       7.8
Materials                                         5.0
Oil And Gas Producer                              5.6
Technology                                       15.4
Telecommunications                                1.3
Utilities                                         1.3
Short-term and Other Assets                       0.3
                                                -----
                                                100.0%

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value ($)
Security                                               Shares          (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--106.6%
EQUITIES--99.7%
Consumer Cyclicals--5.3%
AFC Enterprises, Inc.                                  2,000 a          17,980
CEC Entertainment, Inc.                                1,000 a          28,880
FTD Group, Inc.                                        4,900            65,758
Jos A Bank Clothiers, Inc.                             1,700 a,b        34,850
Maidenform Brands, Inc.                                2,400 a          39,048
Monarch Casino & Resort, Inc.                          2,500 a          44,275
Papa John's International, Inc.                        1,500 a          36,315
Perry Ellis International, Inc.                        2,000 a          43,660
Republic Airways Holding, Inc.                         1,500 a          32,490
School Specialty, Inc.                                 1,400 a          44,156
True Religion Apparel, Inc.                            1,700 a,b        31,535
                                                                       418,947
Consumer Hard Goods--2.5%
Aftermarket Technology Corp.                           1,650 a          32,076
Ethan Allen Interiors, Inc.                            1,200 b          34,116
JAKKS Pacific, Inc.                                    2,000 a          55,140
Knoll, Inc.                                            2,450            28,273
Midas, Inc.                                            1,500 a,b        25,785
Movado Group, Inc.                                     1,200            23,388
                                                                       198,778
Consumer Staples--3.1%
Core-Mark Holding Co., Inc.                            1,500 a          43,110
Diamond Foods, Inc.                                    2,300            41,722
Elizabeth Arden, Inc.                                  1,800 a          35,910
Omega Protein Corp.                                    3,200 a          43,680
Spartan Stores, Inc.                                   2,150            44,828
WD-40 Co.                                              1,100            36,575
                                                                       245,825
Financials--22.3%
Abington Bancorp, Inc.                                 4,000            41,280
Agree Realty Corp. REIT                                1,200            32,940
American Physicians Capital, Inc.                      1,550            71,858
Amerisafe, Inc.                                        2,550 a          32,232
ASTA Funding, Inc.                                     1,300 b          18,109
BancFirst Corp.                                        1,150            53,896
Bank Mutual Corp.                                      3,400            36,516
Cedar Shopping Centers, Inc. REIT                      3,000            35,040
City Bank Lynnwood WA                                  1,700 b          37,859
City Holding Co.                                       1,450            57,855
Community Bank System, Inc.                            1,600            39,296

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value ($)
Security                                               Shares          (Note 1A)
--------------------------------------------------------------------------------
Financials (continued)
Community Trust Bancorp, Inc.                            1,200            35,160
Dime Community Bancshares                                3,250            56,810
Dollar Financial Corp.                                   1,250 a          28,750
Education Realty Trust, Inc. REIT                        2,400            30,168
First Community Bancshares, Inc.                         1,200            43,704
First Financial Bankshares, Inc.                         1,200            49,176
First Financial Corp.                                    1,500 b          46,170
First Merchants Corp.                                    1,500            42,810
Flushing Financial Corp.                                 2,000            35,160
Hallmark Financial Services, Inc.                        2,700 a          30,132
Iberiabank Corp.                                           700            30,975
Infinity Property & Casualty Corp.                         900            37,440
OceanFirst Financial Corp.                               1,700            29,695
Oriental Financial Group, Inc.                           2,200            43,362
Parkway Properties, Inc. REIT                              750            27,720
PMA Capital Corp., Class A                               5,600 a          47,824
Portfolio Recovery Associates, Inc.                        850 b          36,457
Provident New York Bancorp, Inc.                         2,900            39,150
Renasant Corp.                                           2,300            51,750
S&T Bancorp, Inc.                                        2,000            64,340
S.Y. Bancorp, Inc.                                       1,000            23,240
Sandy Spring Bancorp, Inc.                               1,200 b          33,024
Saul Centers, Inc. REIT                                    700            35,168
SCBT Financial Corp.                                     1,200 b          40,560
Simmons First National Corp., Class A                    1,250            37,163
Southside Bancshares, Inc.                               2,200            52,954
Stifel Financial Corp.                                   1,000 a          44,900
Suffolk Bancorp                                          1,250            39,600
Texas Capital Bancshares, Inc.                           1,900 a          32,072
Tompkins Financial Corp.                                 1,250 b          61,500
Virginia Commerence Bancorp                              2,200 a          25,256
WesBanco, Inc.                                           1,500            37,065
World Acceptance Corp.                                     850 a          27,073
                                                                       1,753,209
Health Care--18.1%
Albany Molecular Research, Inc.                          4,500 a          54,630
Allos Therapeutics, Inc.                                 4,400 a          26,752
Analogic Corp.                                             750            49,905
Animal Health International, Inc.                        3,650 a          39,931
Cambrex Corp.                                            4,350            30,145
CONMED Corp.                                             1,650 a          42,306
Cubist Pharmaceuticals, Inc.                             3,000 a          55,260
Cypress Bioscience, Inc.                                 7,000 a,b        50,120

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value ($)
Security                                               Shares          (Note 1A)
--------------------------------------------------------------------------------
Health Care (continued)
Datascope Corp.                                        1,600              66,288
Enzon Pharmaceuticals, Inc.                            7,800 a            71,838
Genoptix, Inc.                                         1,800 a            45,018
Gentiva Health Services, Inc.                          3,000 a            65,280
Hanger Orthopedic Group, Inc.                          3,750 a            40,425
Martek Biosciences Corp.                               1,350 a            41,269
Maxygen, Inc.                                          3,000 a            19,380
Medcath Corp.                                          2,000 a            36,400
Medical Action Industries, Inc.                        1,100 a            18,073
Merit Medical Systems, Inc.                            3,650 a            57,780
MWI Veterinary Supply, Inc.                            1,500 a            52,890
Neogen Corp.                                           2,300 a            57,730
Noven Pharmaceuticals, Inc.                            2,200 a            19,756
OSI Systems, Inc.                                      2,100 a            48,342
Pain Therapeutics, Inc.                                7,100 a,b          59,995
Pharmenet Development Group, Inc.                      1,100 a            27,753
Pozen, Inc.                                            4,600 a,b          47,656
RehabCare Group, Inc.                                  2,400 a            36,000
Symmetry Medical, Inc.                                 2,100 a            34,860
Viropharma, Inc.                                       6,800 a,b          60,792
Vital Signs, Inc.                                      1,250              63,313
VIVUS, Inc.                                            7,900 a,b          47,637
Zoll Medical Corp.                                     2,100 a            55,839
                                                                       1,423,363
Industrials--12.0%
AAON, Inc.                                             2,750              55,082
American Commerical Lines, Inc.                        2,500 a            39,500
American Ecology Corp.                                 2,000              50,660
AZZ, Inc.                                              1,100 a            39,138
Badger Meter, Inc.                                     1,300 b            56,160
Chart Industries, Inc.                                   700 a            23,688
CIRCOR International, Inc.                             1,000              46,250
Columbus McKinnon Corp.                                1,900 a            58,862
Comfort Systems USA, Inc.                              4,600              59,846
Ducommun, Inc.                                         2,150 a            59,490
DXP Enterprises, Inc.                                  1,200 a            47,142
Dynamex, Inc.                                          1,850 a            46,805
Electro Rent Corp.                                     2,700              40,905
EnPro Industries, Inc.                                 1,100 a            34,309
Heico Corp.                                            1,250              60,937
Houston Wire & Cable Co.                               2,400              38,448
Hurco Companies, Inc.                                    650 a            30,407
Kforce, Inc.                                           5,250 a            46,410

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value ($)
Security                                               Shares          (Note 1A)
--------------------------------------------------------------------------------
Industrials (continued)
LSI Industries, Inc.                                   2,000             26,420
Marten Transport Ltd.                                  2,600 a           40,352
Matrix Service Co.                                     1,250 a           21,475
TrueBlue, Inc.                                         1,500 a           20,160
                                                                        942,446
Information--7.8%
Art Technology Group, Inc.                             9,000 a           34,920
CBIZ, Inc.                                             5,200 a,b         42,224
Crown Media Holdings, Inc., Class A                    4,600 a,b         23,782
DG Fastchannel, Inc.                                   1,250 a           23,975
Ennis, Inc.                                            2,000             33,560
Forrester Research, Inc.                               1,900 a           50,502
Hill International, Inc.                               2,000 a           25,020
HMS Holdings Corp.                                     1,100 a           31,405
ICF International, Inc.                                2,000 a           40,100
Internet Brands, Inc., Class A                         2,800 a           20,636
Interwoven, Inc.                                       3,650 a           38,982
Kendle International, Inc.                             1,600 a           71,872
Layne Christensen Co.                                    900 a           31,518
NIC, Inc.                                              5,400             38,394
Online Resources Corp.                                 3,400 a           32,708
SonicWALL, Inc.                                        4,700 a           38,399
Sykes Enterprises, Inc.                                1,800 a           31,662
                                                                        609,659
Materials--5.0%
Buckeye Technologies, Inc.                             3,600 a           40,176
Calgon Carbon Corp.                                    1,800 a,b         27,090
Innophos Holdings, Inc.                                3,200             51,488
Koppers Holdings, Inc.                                 1,350             59,818
Olympic Steel, Inc.                                    1,000             45,100
Schulman A, Inc.                                       2,050             42,087
Superior Essex, Inc.                                   1,600 a           44,992
Tredegar Corp.                                         1,900             34,599
Universal Stainless and Alloy Products, Inc.           1,500 a           44,565
                                                                        389,915
Oil And Gas Producer--5.6%
Approach Resources, Inc.                               2,400 a           37,632
Brigham Exploration Co.                                6,300 a           38,241
Buckeye GP Holdings LP                                 1,250             28,837
Dawson Geophysical Co.                                   900 a           60,750
Duncan Energy Partners LP                              2,000             36,960

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value ($)
Security                                               Shares          (Note 1A)
--------------------------------------------------------------------------------
Oil And Gas Producer (continued)
EV Energy Partner LP                                   1,700 b            43,605
Gulfport Energy Corp.                                  3,300 a            34,980
NATCO Group, Inc., Class A                               600 a            28,050
Petroquest Energy, Inc.                                4,500 a,b          78,030
Trico Marine Services, Inc.                            1,400 a            54,558
                                                                         441,643
Technology--15.4%
Advanced Energy Industries, Inc.                       2,100 a            27,846
Avocent Corp.                                          2,000 a            33,800
Bel Fuse, Inc., Class B                                1,400              39,004
Brooks Automation, Inc.                                2,550 a            24,786
Cabot Microelectronics Corp.                           1,200 a            38,580
Cirrus Logic, Inc.                                     7,000 a            47,040
Computer Programs & Systems, Inc.                      2,250              47,025
CPI International, Inc.                                2,100 a            20,832
CTS Corp.                                              4,250              45,475
Digi International, Inc.                               5,100 a            58,854
EMS Technologies, Inc.                                 2,000 a            54,280
Epicor Software Corp.                                  4,100 a,b          45,920
Excel Technology, Inc.                                 1,250 a            33,700
Ixia                                                   3,500 a            27,160
JDA Software Group, Inc.                               2,300 a            41,975
Landauer, Inc.                                         1,350              67,959
LoJack Corp.                                           1,600 a            20,224
Manhattan Associates, Inc.                             2,100 a            48,153
Mattson Technology, Inc.                               3,150 a            19,184
MTS Systems Corp.                                      1,000              32,260
Novatel Wireless, Inc.                                 2,600 a            25,168
Park Electrochemical Corp.                             2,000              51,700
QAD, Inc.                                              2,600              21,866
Radiant Systems, Inc.                                  3,250 a            45,403
Rimage Corp.                                           1,650 a            36,135
Rudolph Technologies, Inc.                             4,700 a            45,919
S1 Corp.                                               6,200 a            44,740
SPSS, Inc.                                             1,400 a            54,292
Supertex, Inc.                                           850 a            17,349
Techwell, Inc.                                         3,750 a            40,650
Vignette Corp.                                         3,600 a            47,556
                                                                       1,204,835

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Value ($)
Security                                                       Shares          (Note 1A)
----------------------------------------------------------------------------------------
Telecommunications--1.3%
Atlantic Tele-Network, Inc.                                     1,250             42,287
Neutral Tandem, Inc.                                            2,000 a           36,020
Oplink Communications, Inc.                                     2,800 a           24,836
                                                                                 103,143
Utilities--1.3%
Central Vermont Public Service Corp.                            1,200             28,680
Energysouth, Inc.                                                 600             31,314
Laclede Group, Inc.                                             1,050             37,411
                                                                                  97,405
Total Equities (Cost $8,316,346)                                               7,829,168

INVESTMENT OF CASH COLLATERAL--6.9%
BlackRock Cash Strategies L.L.C. (Cost $543,425)              543,425 c          543,425
TOTAL UNAFFILIATED INVESTMENTS (Cost $8,859,771)                               8,372,593
AFFILIATED INVESTMENTS--6.0%
Dreyfus Institutional Preferred Plus Money Market Fund         28,260 d           28,260
Dreyfus Institutional Cash Advantage Fund                     439,050 d,e        439,050
                                                                               ---------
TOTAL AFFILIATED INVESTMENTS (Cost $467,310)                                     467,310
TOTAL INVESTMENTS--112.6% (Cost $9,327,081)                                    8,839,903
LIABILITIES IN EXCESS OF OTHER ASSETS--(12.6%)                                  (990,542)
                                                                               ---------
NET ASSETS--100%                                                               7,849,361
                                                                               =========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of this security amounted to $543,425 or 6.9% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                         Mellon Capital Micro Cap Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $920,664 (Note 6)):
    Unaffiliated investments (cost $8,859,771)                                                                           $8,372,593
    Affiliated investments (Note 1F) (cost $467,310)                                                                        467,310
  Receivable for investments sold                                                                                           453,509
  Interest and dividends receivable                                                                                           9,931
  Receivable from advisor (Note 2)                                                                                            6,407
  Prepaid expenses                                                                                                            3,362
                                                                                                                         ----------
  Total assets                                                                                                            9,313,112
Liabilities
  Collateral for securities on loan (Note 6)                                                         $   982,475
  Payable for investments purchased                                                                      453,775
  Accrued professional fees                                                                               12,424
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                            12,257
  Accrued shareholder reporting fee (Note 2)                                                               1,220
  Accrued trustees' fees (Note 2)                                                                            328
  Accrued administrative services expense (Note 2)                                                             7
  Other accrued expenses and liabilities                                                                   1,265
                                                                                                     -----------
    Total liabilities                                                                                                     1,463,751
                                                                                                                         ----------
Net Assets                                                                                                               $7,849,361
                                                                                                                         ==========
Net Assets consist of:
  Paid-in capital                                                                                                        $9,634,346
  Accumulated net realized loss                                                                                          (1,311,172)
  Undistributed net investment income                                                                                        13,365
  Net unrealized depreciation                                                                                              (487,178)
                                                                                                                         ----------
Total Net Assets                                                                                                         $7,849,361
                                                                                                                         ==========
Shares of beneficial interest outstanding                                                                                   496,346
                                                                                                                         ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                        $    15.81
                                                                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments                                                                         $    71,796
  Dividend income from affiliated investments (Note 1F)                                                                         656
  Securities lending income (Note 6)                                                                                          8,826
                                                                                                                        -----------
    Total investment income                                                                                                  81,278
Expenses
  Investment advisory fee (Note 2)                                                                   $    42,729
  Accounting, custody, administration and transfer agent fees (Note 2)                                    28,193
  Professional fees                                                                                       18,216
  Registration fees                                                                                        9,613
  Trustees' fees and expenses (Note 2)                                                                     1,585
  Insurance expense                                                                                           55
  Administrative service fees (Note 2)                                                                         7
  Miscellaneous expenses                                                                                   8,081
                                                                                                     -----------
    Total expenses                                                                                       108,479
Deduct:
  Waiver of invesment advisory fee (Note 2)                                                              (42,729)
  Reimbursement of Fund operating expenses                                                                (8,003)
                                                                                                     -----------
    Total expense deduction                                                                              (50,732)
                                                                                                     -----------
    Net Expenses                                                                                                             57,747
                                                                                                                        -----------
      Net investment income                                                                                                  23,531
                                                                                                                        -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                                          (1,297,806)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                                            (280,821)
                                                                                                                        -----------
      Net realized and unrealized gain (loss) on investments                                                             (1,578,627)
                                                                                                                        -----------
Net Increase (Decrease) in Net Assets from Operations                                                                   $(1,555,096)
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        For the
                                                                    Six Months Ended      For the
                                                                     March 31, 2008     Year Ended
                                                                       (Unaudited)   September 30, 2007
                                                                       -----------   ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                $     23,531    $      6,920
  Net realized gain (loss)                                               (1,297,806)        998,137
  Change in net unrealized appreciation (depreciation)                     (280,821)       (224,942)
                                                                       ------------    ------------
  Net increase (decrease) in net assets from investment operations       (1,555,096)        780,115
                                                                       ------------    ------------

Distributions to Shareholders (Note 1C)
  From investment income                                                    (17,086)            --
  From net realized gains on investments                                   (592,685)            --
                                                                       ------------    ------------
                                                                           (609,771)            --
                                                                       ------------    ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                           27,500          82,502
  Value of shares issued to shareholders in reinvestment of distributions   327,005             --
  Cost of shares redeemed                                                   (23,370)            --
                                                                       ------------    ------------
  Net increase (decrease) in net assets from Fund share transactions        331,135          82,502
                                                                       ------------    ------------
Total Increase (Decrease) in Net Assets                                  (1,833,732)        862,617

Net Assets
  At beginning of period                                                  9,683,093       8,820,476
                                                                       ------------    ------------
  At end of period (including undistributed net investment
    income of $13,365 and $6,920, respectively)                        $  7,849,361    $  9,683,093
                                                                       ============    ============

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                   For the period
                                                                          For the                                    May 1, 2006
                                                                     Six Months Ended         For the             (commencement of
                                                                       March 31, 2008         Year Ended            operations) to
                                                                        (Unaudited)       September 30, 2007      September 30, 2006
Net Asset Value, Beginning of Period                                   $       20.29         $       18.64        $       20.00
                                                                       -------------         -------------        -------------
From Operations:
  Net investment income (loss)* (a)                                             0.05                  0.01                (0.01)
  Net realized and unrealized gains (loss) on investments                      (3.25)                 1.64                (1.35)
                                                                       -------------         -------------        -------------
Total from operations                                                          (3.20)                 1.65                (1.36)
                                                                       -------------         -------------        -------------
Less Distributions to Shareholders:
  From net investment income                                                   (0.04)                  --                   --
  From net realized gains on investments                                       (1.24)                  --                   --
                                                                       -------------         -------------        -------------
Total distributions to shareholders                                            (1.28)                  --                   --
                                                                       -------------         -------------        -------------
Net Asset Value, End of Period                                         $       15.81         $       20.29        $       18.64
                                                                       =============         =============        =============
Total Return (b)                                                              (16.27%)(c)             8.85%               (6.80%)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                                       1.35%(d)              1.35%                1.35%(d)
  Net Investment Income (Loss) (to average daily net assets)*                   0.55%(d)              0.07%               (0.18%)(d)
  Portfolio Turnover                                                              97%(c)               167%                 103%(c)
  Net Assets, End of Period (000's omitted)                            $       7,849         $       9,683        $       8,820

----------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waiver and reimbursement would have been:
  Net investment income (loss) per share (a)                           $       (0.06)        $       (0.19)       $       (0.19)
  Ratios (to average daily net assets):
    Expenses                                                                    2.54%(d)              2.34%                3.72%(d)
    Net investment income (loss)                                               (0.64%)(d)            (0.92%)              (2.55%)(d)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Mellon Capital Micro Cap Fund (the "Fund"), which commenced operations on May 1, 2006, is a separate diversified investment series of the Trust.

     Through December 31, 2007, Mellon Equity Associates LLP ("Mellon Equity") had served as the investment adviser to the Fund. Effective on that date, Mellon Equity and Mellon Capital Management Corporation ("Mellon Capital"), each a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), merged into one surviving investment adviser, Mellon Capital. After the merger, Mellon Capital remains an indirect wholly-owned subsidiary of BNY Mellon. Effective January 1, 2008, Mellon Capital replaced Mellon Equity as the investment adviser to the Fund and the Fund changed its name from "Mellon Equity Micro Cap Fund." There have been no changes to the terms of the investment advisory agreement or to the portfolio manager line-up of the Fund.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of micro cap U.S. companies with total market capitalizations equal to or less than $1 billion at the time of investment.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to losses deferred due to wash sales.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by Mellon Capital, a wholly-owned subsidiary of BNY Mellon, or its affiliates.

     G. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Mellon Capital for overall investment advisory, administrative services and general office facilities is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. Mellon Capital voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.35% of the Fund's average daily net assets for the six months ended March 31, 2008. Pursuant to this arrangement, for the six months ended March 31, 2008, Mellon Capital voluntarily waived its investment advisory fee in the amount of $42,729 and reimbursed the Fund for $8,003 of its operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Mellon Capital at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Mellon Capital, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,098, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of Mellon Capital, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $25,095 for the six months ended March 31, 2008.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $3,784 for the six months ended March 31, 2008. See Note 6 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $29 for the six months ended March 31, 2008, which is included in miscellaneous expenses on the Statement of Operations. See Note 7 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Mellon Capital or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Mellon Capital or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was not charged an administrative service fee by an affiliate of BNY Mellon.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Mellon Capital, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,220, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of Mellon Capital, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                      Purchases                   Sales
                                     -----------               -----------
Non-U.S. Government Securities       $ 8,383,134               $ 8,692,649
                                     ===========               ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                 For the
                                            Six Months Ended          For the
                                               March 31, 2008        Year Ended
                                                (Unaudited)      September 30, 2007
                                            -----------------    ------------------
Shares sold                                         1,470               4,090
Shares issued to shareholders in
reinvestment of distributions                      19,134                   --
Shares redeemed                                    (1,454)                  --
                                                ---------            ---------
Net increase (decrease)                            19,150               4,090
                                                =========            =========

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2008, two shareholders of record (including MBC Investments Corp., a wholly-owned subsidiary of BNY Mellon and an affiliate of Mellon Capital which holds approximately 54%), in the aggregate held approximately 98.8% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

        Cost for federal income tax purposes               $  9,327,081
                                                           ============
        Gross unrealized appreciation                      $    408,145
        Gross unrealized depreciation                          (895,323)
                                                           ------------
        Net unrealized appreciation (depreciation)         $   (487,178)
                                                           ============

(6)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $25,121 of which $16,295 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $6,500 for a total of two days and incurred $0 of interest expense. At March 31, 2008, the Fund did not have a loan balance outstanding.

                   Mellon Institutional Funds Investment Trust
                          Mellon Capital Micro Cap Fund

              Factors Considered by the Trustees in Approving the
                    Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Mellon Capital Corporation ("Mellon Capital" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services
     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance
     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-year period ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (9.52% vs. 14.46%). The Board noted that the Fund recently commenced operations and had a very short performance history and that the other funds in its peer group were substantially larger than the Fund.

                   Mellon Institutional Funds Investment Trust
                         Mellon Capital Micro Cap Fund

              Factors Considered by the Trustees in Approving the
                    Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Advisory Fee and Other Expenses
     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 1.00%, which was in the 1st (best) quintile of its peer group of funds, the median fee of which was 1.212%. The Fund's net management fee (after giving effect to expense limitations) was 0.212% (which included administrative services fees under Lipper's calculation methodology), well below the peer group median net management fee of 1.158%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.35% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 1.45%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability
     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred a loss in operating the Fund in 2006.

     Economies of Scale
     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits
     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                   Position(s)    Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                 Held with      and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth                Trust          Time Served*    5 Years                    Trustee       Trustee        2008)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,         17            None           Fund: $520
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,      17            None           Fund: $520
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens           17            None           Fund: $520
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street      17            None           Fund: $529
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees
J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman    17            None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

                                MELLON INSTITUTIONAL FUNDS
                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com


                                                                      6915SA0308

                                                  MELLON INSTITUTIONAL FUNDS

                                                  The Boston Company
Semiannual Report                                 International Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                       Expenses Paid
                                     Beginning                   Ending                During Period+
                                   Account Value             Account Value            October 1, 2007
                                  October 1, 2007            March 31, 2008           to March 31, 2008
------------------------------------------------------------------------------------------------------
Actual                              $1,000.00                 $  852.80                  $4.08
Hypothetical (5% return
  per year before expenses)         $1,000.00                 $1,020.60                  $4.45

--------
+ Expenses are equal to the Fund's annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The fund is actively managed. Current holdings may be different than those presented below:

                                                                                     Percentage of
Top Ten Holdings*                           Country                      Sector       Investments
--------------------------------------------------------------------------------------------------
Toyota Motor Corp.                            Japan      Consumer Discretionary         2.3%
Nestle SA                               Switzerland            Consumer Staples         2.2
BHP Billiton Ltd.                         Australia                   Materials         2.0
Vodafone Group PLC                   United Kingdom  Telecommunication Services         1.9
Total SA                                     France                      Energy         1.8
BP PLC                               United Kingdom                      Energy         1.7
ING Groep NV CVA                        Netherlands                  Financials         1.6
E. On AG                                    Germany                   Utilities         1.6
Royal Dutch Shell PLC, Class B       United Kingdom                      Energy         1.5
Zurich Financial Services AG            Switzerland                  Financials         1.5
                                                                                       ----
                                                                                       18.1%

* Excludes investment of cash collateral.

                                                     Percentage of
Geographic Region Allocation*                          Investments
------------------------------------------------------------------
Europe ex U.K.                                            53.5%
United Kingdom                                            22.1
Asia ex Japan                                              5.8
Japan                                                     18.6
                                                         -----
                                                         100.0%

* Excludes investment of cash collateral.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                Shares            (Note 1A)
-----------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.1%
Common Equities--97.2%
Australia--4.5%
ASX Ltd.                                                48,100            1,644,231
BHP Billiton Ltd.                                      192,833            6,311,490
Computershare Ltd.                                     205,488            1,643,390
Santos Ltd.                                             82,493            1,102,482
Sims Group Ltd.                                         33,700              914,813
Sonic Healthcare Ltd.                                   68,510              860,999
Telstra Corp., Ltd.                                    236,680              951,832
Westpac Banking Corp.                                   40,884              887,489
                                                                         14,316,726
Austria--0.5%
OMV AG                                                  26,100            1,724,584
Belgium--2.4%
Colruyt SA                                               9,220            2,372,265
InBev NV                                                32,700            2,877,129
KBC Groep NV                                            19,000            2,463,502
                                                                          7,712,896
Denmark--1.6%
Carlsberg AS                                            22,105            2,827,074
Danske Bank AS                                          34,300            1,265,542
Sydbank AS                                              28,960            1,053,186
                                                                          5,145,802
Finland--1.2%
Nokia Oyj                                              120,720            3,818,753
France--10.3%
Air France-KLM                                          30,600              861,709
AXA SA                                                  71,750            2,603,787
BNP Paribas                                             37,420            3,773,821
Bouygues SA                                             19,540 a          1,241,158
Cap Gemini SA                                           40,618            2,312,647
CNP Assurances                                           7,880              971,204
France Telecom SA                                       90,266            3,034,928
Lafarge SA                                               8,120            1,411,967
Sanofi-Aventis SA                                       27,280            2,046,282
SCOR SE                                                 82,151            1,960,691
Suez SA                                                 47,203            3,097,378
Total SA                                                74,220            5,511,031
Unibail-Rodamco REIT                                     6,302            1,621,576
Vinci SA                                                26,800            1,937,091
                                                                         32,385,270

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                Shares            (Note 1A)
-----------------------------------------------------------------------------------
Germany--9.7%
BASF AG                                                  20,505           2,761,241
Bayer AG                                                 21,800           1,746,718
Bayerische Motoren Werke AG                              35,450           1,957,964
Daimler AG                                               49,582           4,238,060
Deutsche Bank AG                                         16,970           1,920,638
E. On AG                                                 27,230 a         5,040,134
Linde AG                                                 13,525           1,910,541
MAN AG                                                   13,500           1,793,002
Merck KGaA                                               11,081           1,365,550
Muenchener Rueckversicherungs-Gesellschaft AG             8,801           1,720,988
RWE AG                                                    9,575           1,176,787
Salzgitter AG                                             5,830           1,014,041
Siemens AG                                               12,280           1,330,710
Thyssenkrupp AG                                          24,200           1,384,357
Wincor Nixdorf AG                                        19,600           1,568,587
                                                                         30,929,318
Greece--2.2%
Alpha Bank AE                                            66,730           2,211,999
Coca-Cola Hellenic Bottling Co. S.A.                     51,200           2,384,166
National Bank of Greece S.A.                             47,030           2,480,996
                                                                          7,077,161
Hong Kong--1.2%
Esprit Holdings Ltd.                                     90,400           1,083,391
Hang Seng Bank Ltd.                                      52,200             951,213
The Wharf(Holdings) Ltd.                                384,200           1,826,486
                                                                          3,861,090
Ireland--1.4%
Allied Irish Banks PLC (AIB)                            103,700           2,209,821
Kerry Group PLC, Class A                                 76,035           2,382,422
                                                                          4,592,243
Italy--2.6%
Banca Popolare di Milano Scarl (BPM)                     61,100             670,784
Enel SPA                                                274,580           2,912,613
ENI SPA                                                  72,800           2,482,160
Fondiaria-Sai SPA                                        35,800           1,482,830
Prysmian SPA                                             38,620 b           824,202
                                                                          8,372,589
Japan--18.4%
Aisin Seiki Co., Ltd.                                    44,600           1,672,423
Canon, Inc.                                              44,700           2,071,831
FamilyMart Co., Ltd.                                     61,800           2,230,499
Hitachi Chemical Co., Ltd.                               61,400           1,156,804
Hokuhoku Financial Group, Inc.                          327,900             989,311
Kobe Steel Ltd.                                         307,300             891,673

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                Shares            (Note 1A)
-----------------------------------------------------------------------------------
Japan (continued)
Konami Corp.                                            26,300            1,000,609
Marubeni Corp.                                         328,900            2,444,816
Mitsubishi Gas Chemical Co., Inc.                      142,100            1,013,161
Mitsubishi UFJ Lease & Finance Co.                      48,030            1,678,404
Mitsui & Co., Ltd.                                     148,400            3,072,950
Mitsui Chemicals, Inc.                                 166,000            1,103,751
Mitsui OSK Lines Ltd.                                  181,600            2,241,059
Nikon Corp.                                            103,000            2,756,023
Nintendo Co., Ltd.                                       8,520            4,414,557
NTT Corp.                                                  311            1,353,129
Osaka Gas Co., Ltd.                                    235,000              944,048
Sony Corp.                                              64,900            2,596,641
Sumitomo Electric Industries Ltd.                      195,200            2,477,172
Sumitomo Metal Mining Co., Ltd.                         84,800            1,589,845
Takeda Pharmaceutical Co., Ltd.                         65,200            3,297,653
Terumo Corp.                                            22,800            1,193,048
The Bank of Kyoto Ltd.                                 140,300            1,726,320
The Chiba Bank Ltd.                                    238,900            1,628,403
The Gunma Bank Ltd.                                    191,000            1,379,179
The Shizuoka Bank Ltd.                                  89,800            1,072,819
Toppan Printing Co., Ltd.                              127,000            1,476,697
Toshiba Corp.                                          235,000 a          1,576,599
Toyota Motor Corp.                                     142,400            7,177,957
                                                                         58,227,381
Netherlands--4.5%
European Aeronautic Defence and Space Co.               79,668            1,887,597
ING Groep NV CVA                                       136,700            5,118,324
Koninklijke BAM Groep NV                                78,819            1,857,528
Koninklijke DSM NV                                      21,520            1,037,763
Koninklijke Philips Electronics NV                      62,290            2,382,409
Royal KPN NV                                           126,689            2,139,771
                                                                         14,423,392
Norway--1.0%
DnB NOR ASA                                            105,100            1,596,492
Statoil Hyrdo ASA                                       51,050            1,530,858
                                                                          3,127,350
Spain--3.7%
Banco Santander SA                                     191,220            3,809,231
Mapfre SA                                              193,400              970,796
Repsol YPF SA                                           46,650            1,609,705
Telefonica SA                                          152,290            4,375,094
Union Fenosa SA                                         16,540            1,111,434
                                                                         11,876,260

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                Shares            (Note 1A)
-----------------------------------------------------------------------------------
Sweden--2.0%
Alfa Laval AB                                           21,525            1,308,411
NCC AB, Class B                                         94,500            2,752,783
Skanska AB, Class B                                     45,600              913,705
Svenska Cellulosa AB (SCA), Class B                     83,400            1,520,155
                                                                          6,495,054
Switzerland--8.3%
Baloise Holdings AG                                     18,208            1,809,980
Credit Suisse Group                                     29,270            1,490,179
Holcim Ltd.                                             15,704            1,649,640
Lonza Group AG                                           8,277            1,097,876
Nestle SA                                               13,813            6,903,718
Novartis AG                                             20,700            1,061,164
Roche Holding AG                                        21,420            4,032,025
Swiss Reinsurance                                       19,320            1,687,995
The Swatch Group AG                                      8,360            2,235,452
Zurich Financial Services AG                            14,490            4,564,153
                                                                         26,532,182
United Kingdom--21.7%
Amlin PLC                                              359,765            1,939,778
AstraZeneca PLC                                         21,030              786,111
Barclays PLC                                           189,540            1,703,580
BP PLC                                                 518,400            5,266,214
British American Tobacco PLC                           117,902            4,423,604
Charter PLC                                             81,260            1,370,438
Cookson Group PLC                                      121,514            1,600,877
Dairy Crest Group PLC                                  123,090            1,145,405
Dana Petroleum PLC                                      40,110 b          1,001,941
De La Rue PLC                                          118,653            2,086,993
Greene King PLC                                        123,600            1,385,576
HBOS PLC                                               221,480            2,460,855
Land Securities Group PLC REIT                          50,470            1,511,075
National Grid PLC                                      143,040            1,962,516
Next PLC                                                60,454            1,366,194
Prudential PLC                                          76,081            1,004,588
Royal Bank of Scotland Group PLC                       305,855            2,046,591
Royal Dutch Shell PLC, Class B                         136,500            4,593,271
Schroders PLC                                           60,876            1,132,955

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Value ($)
Security                                                     Shares              (Note 1A)
------------------------------------------------------------------------------------------
United Kingdom (continued)
Scottish and Southern Energy PLC                               58,600            1,632,406
Shire PLC                                                      72,170            1,393,979
SSL International PLC                                         125,300            1,127,436
Stagecoach Group PLC                                          468,580            2,249,897
Standard Chartered PLC                                         61,120            2,088,238
Thomas Cook Group PLC                                         442,030            2,543,392
Tullett Prebon PLC                                            100,540              950,030
Unilever PLC                                                   84,460            2,847,135
Vedanta Resources PLC                                          32,445            1,349,282
Vodafone Group PLC                                          2,016,517            6,037,466
William Morrison Supermarkets PLC                             263,463            1,433,606
WPP Group PLC                                                 306,600            3,656,034
Xstrata PLC                                                    40,930            2,864,249
                                                                                68,961,712
Total Common Equities (Cost $325,738,342)                                      309,579,763
PREFERRED STOCKS--0.9%
Germany
Fresenius SE (Cost $2,628,502)                                 33,780            2,812,721

INVESTMENT OF CASH COLLATERAL--0.0%
BlackRock Cash Strategies L.L.C. (Cost $20,615)                20,615 c             20,615
TOTAL UNAFFILIATED INVESTMENTS (Cost $328,387,459)                             312.413,099

AFFILIATED INVESTMENTS--0.2%
Dreyfus Institutional Cash Advantage Fund (Cost $689,677)     689,677 d,e          689,677
                                                                               -----------
TOTAL INVESTMENTS--98.3% (Cost $329,077,136)                                   313,102,776

OTHER ASSETS, LESS LIABILITIES--1.7%                                             5,427,253
                                                                               -----------
NET ASSETS--100%                                                               318,530,029
                                                                               ===========

Notes to Schedule of Investments:
REIT -- Real Estate Investment Trust
a  Security, or a portion of thereof, was on loan at March 31, 2008.
b  Non-income producing security.
c Illiquid security. At the period end, the value of this security amounted to $20,615 or 0% of net assets.
d  Affiliated institutional money market fund.
e  Investment of security lending cash collateral.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2008 the Fund held the following forward foreign currency exchange contracts:

                              Local                                                                  Unrealized
                            Principal            Contract        Value at          USD Amount        Appreciation
Contracts to Deliver         Amount             Value Date    March 31, 2008       to Receive       (Depreciation)
-------------------------------------------------------------------------------------------------------------------
British Pound                126,293            4/1/2008         $250,578           $252,081         $ 1,503
Euro                         122,577            4/1/2008          193,488            193,292            (196)
Swiss Franc                  931,929            4/1/2008          938,593            932,862          (5,731)
                                                                                                     -------
                                                                                                     $(4,424)
                                                                                                     =======


                              Local
                            Principal            Contract        Value at          USD Amount        Unrealized
Contracts to Receive          Amount             Value Date    March 31, 2008       to Deliver       (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Australian Dollar            1,023,592          4/1/2008         $935,564           $939,965         $(4,401)
                                                                                                     =======

At March 31, 2008 the Fund held the following futures contracts:

                                                                     Underlying Face          Unrealized
Contract                         Position      Expiration Date       Amount at Value        (Depreciation)
----------------------------------------------------------------------------------------------------------
MSCI Pan--Euro (244 Contracts)     Long          6/20/2008             $7,818,626            $(114,920)
TOPIX (17 Contracts)               Long          6/12/2008              2,073,400             (100,964)
                                                                                             ---------
                                                                                             $(215,884)
                                                                                             =========

                                                                     Percentage of Net
               Economic Sector Allocation                                 Assets
               ---------------------------------------------------------------------
               Consumer Discretionary                                     10.2%
               Consumer Staples                                           10.0
               Energy                                                      7.8
               Financials                                                 24.5
               Health Care                                                 7.2
               Industrials                                                11.6
               Materials                                                   9.4
               Information Technology                                      5.8
               Telecommunication Services                                  6.0
               Utilities                                                   5.6
               Short-term and Net other Assets                             1.9
                                                                         -----
                                                                         100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities:(Note 1 A) (including securities on loan, valued at
  $661,843) (Note 7)):
  Unaffiliated issuers, at value (Note 1 A) (cost $328,387,459)                                              $312,413,099
  Affiliated issuers, at value (Note 1 H) (cost $689,677)                                                         689,677
  Cash                                                                                                                742
  Cash Collateral at broker for futures contracts                                                               2,802,000
  Foreign Currency, at value (cost $1,337,445)                                                                  1,335,944
  Receivable for investments sold                                                                               2,600,796
  Interest and dividends receivable                                                                             3,497,920
  Receivable for Fund shares sold                                                                                 282,803
  Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                                   1,503
  Prepaid expenses                                                                                                 78,739
                                                                                                              -----------
    Total assets                                                                                              323,703,223

Liabilities
  Payable for investments purchased                                                    $2,843,303
  Payable for securities lending collateral investment (Note 7)                           710,292
  Bank loan payable (Note 8)                                                              583,000
  Accrued administrative service fees (Note 2)                                            375,994
  Payable to investment advisor (Note 2)                                                  234,358
  Payable for Fund shares redeemed                                                        106,744
  Payable for variation margin on open futures contracts (Note 6)                          62,850
  Unrealized depreciation on forward foreign currency exchange contracts (Note 6)          10,328
  Accrued accounting, administration, custody and transfer agent fees (Note 2)            105,846
  Accrued registration fees                                                                50,276
  Accrued professional fees                                                                38,473
  Accrued trustees' fees (Note 2)                                                          32,532
  Accrued shareholder reporting fees (Note 2)                                               8,000
  Other accrued expenses and liabilities                                                   11,198
                                                                                       ----------
    Total liabilities                                                                                           5,173,194
                                                                                                              -----------
Net Assets                                                                                                   $318,530,029
                                                                                                             ============
Net Assets consist of:
  Paid-in capital                                                                                            $308,090,364
  Accumulated net realized gain                                                                                25,540,984
  Undistributed net investment income                                                                             736,301
  Net unrealized depreciation                                                                                 (15,837,620)
                                                                                                              -----------
Total Net Assets                                                                                             $318,530,029
                                                                                                             ============
Shares of beneficial interest outstanding                                                                      13,886,221
                                                                                                             ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                             $      22.94
                                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company InternationalCore Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net of foreign withholding taxes $231,687)                 $   5,036,488
  Dividend income from affiliated investments (Note 1H)                                                           515,322
  Interest income                                                                                                 159,763
  Security lending income (Note 7)                                                                                    268
                                                                                                            -------------
    Net investment income                                                                                       5,711,841

Expenses
  Investment advisory fee (Note 2)                                                     $   2,498,629
  Accounting, administration, custody and transfer agent fees (Note 2)                       208,238
  Administrative service fees (Note 2)                                                       451,760
  Registration fees                                                                           60,566
  Professional fees                                                                           58,994
  Trustees' fees (Note 2)                                                                     54,696
  Insurance expense                                                                           29,766
  Miscellaneous expenses                                                                     100,468
                                                                                        ------------
    Total expenses                                                                         3,463,117

Deduct:
  Waiver of investment advisory fee (Note 2)                                                (624,657)
                                                                                        ------------
    Net expenses                                                                                                2,838,460
                                                                                                            -------------
      Net investment income                                                                                     2,873,381
                                                                                                            -------------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                           52,780,216
    Financial futures transactions                                                        (5,968,736)
    Foreign currency transactions and forward foreign currency exchange transactions       1,442,430
                                                                                        ------------
      Net realized gain (loss)                                                                                 48,253,910
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                         (138,703,995)
    Financial futures contracts                                                           (1,459,444)
    Foreign currency translations and forward foreign currency exchange contracts           (656,451)
                                                                                        ------------
      Net change in net unrealized appreciation (depreciation)                                               (140,819,890)
                                                                                                            -------------
  Net realized and unrealized gain (loss) on investments                                                      (92,565,980)
                                                                                                            -------------
Net Increase (Decrease) in Net Assets from Operations                                                       $ (89,692,599)
                                                                                                            =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company InternationalCore Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           For the
                                                                       Six Months Ended            For the
                                                                        March 31, 2008            Year Ended
                                                                          (Unaudited)          September 30, 2007
                                                                       ----------------        ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                         $    2,873,381          $   45,344,358
  Net realized gain (loss)                                                 48,253,910             403,675,988
  Change in net unrealized appreciation (depreciation)                   (140,819,890)            (28,749,478)
                                                                       --------------          --------------
  Net increase (decrease) in net assets from investment operations        (89,692,599)            420,270,868

Distributions to Shareholders (Note 1C)
  From net investment income                                               (2,638,049)            (37,760,225)
  From net realized gains on investments                                 (251,708,803)            (55,518,833)
                                                                       --------------          --------------
  Total distributions to shareholders                                    (254,346,852)            (93,279,058)
                                                                       --------------          --------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                         49,873,025             777,178,564
  Value of shares issued in reinvestment of distributions                 244,844,840              52,326,222
  Cost of shares redeemed (net of redemption fees
    of $41,319 and $75,412, respectively)                                (889,526,163)          1,914,206,731)
                                                                       --------------          --------------
  Net increase (decrease) in net assets from Fund share transactions     (594,808,298)          1,084,701,945)
                                                                       --------------          --------------
Total Increase (Decrease) in Net Assets                                  (938,847,749)           (757,710,135)

Net Assets
  At beginning of period                                                1,257,377,778           2,015,087,913
                                                                       --------------          --------------
  At end of period (including undistributed net
    investment income of $736,301 and $500,969, respectively)          $  318,530,029          $1,257,377,778
                                                                       ==============          ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                              For the
                                          Six Months Ended                          Year Ended September 30,
                                           March 31, 2008      ------------------------------------------------------------------
                                            (Unaudited)        2007             2006            2005          2004         2003
                                            -----------        ----             ----            ----          ----         ----
Net Asset Value, Beginning of Period        $  46.03      $    39.01       $    34.34        $  27.03      $  21.62      $ 17.10
                                            --------      ----------       ----------        --------      --------      -------
From Investment Operations:
  Net investment income (loss)* (a)             0.15            0.78             0.71            0.50          0.31         0.23
  Net realized and unrealized gain (loss)
  on investments                               (5.07)           7.82             5.59            7.73          5.49         4.55
                                            --------      ----------       ----------        --------      --------      -------
Total from operations                          (4.92)           8.60             6.30            8.23          5.80         4.78
                                            --------      ----------       ----------        --------      --------      -------
Less Distributions to Shareholders:
  From net investment income                   (0.19)          (0.60)           (0.40)          (0.39)        (0.39)       (0.26)
  From net realized gains on investments      (17.98)          (0.98)           (1.23)          (0.53)           --           --
                                            --------      ----------       ----------        --------      --------      -------
Total distributions to shareholders           (18.17)          (1.58)           (1.63)          (0.92)        (0.39)       (0.26)
                                            --------      ----------       ----------        --------      --------      -------
Net Asset Value, End of Period              $  22.94      $    46.03       $    39.01        $  34.34      $  27.03      $ 21.62
                                            ========      ==========       ==========        ========      ========      =======
Total Return                                  (14.72%)(b)     (22.37%(b)        19.01%          31.06%        27.04%       28.23%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*       0.88%(d)        0.77%(e)         0.88%(e)        1.01%(e)      1.12%(e)     1.16%(e)
  Net Investment Income (to average daily net
    assets)*                                    0.93%(d)        1.78%            1.91%           1.59%         1.22%        1.21%
  Portfolio Turnover                              46%(c)          83%(f)           51%(f)          58%(f)        80%(f)       17%(f)
  Net Assets, End of Period (000's omitted) $318,530      $1,257,378       $2,015,088        $287,065      $124,675      $77,727

--------

 * The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the
   Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

  Net investment income per share (a)          $0.12           $0.78              N/A             N/A           N/A        $0.19
  Ratios (to average daily net assets):
    Expenses                                    1.09%(d)        0.78%(e)          N/A             N/A           N/A         1.34%(e)
    Net investment income                       0.72%(d)        1.77%             N/A             N/A           N/A         1.03%

(a) Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers.
(c) Not annualized.
(d) Calculated on an annualized basis.
(e) For the period October 1, 2006 to September 19, 2007 and for the fiscal years ended September 30, 2003-2006, the ratio includes the Fund's share of the TBC International Core Equity Portfolio's allocated expenses.
(f) On September 19, 2007, the Fund, which had owned approximately 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio's securities and cash in exchange for its interests in the Portfolio. Effective September 20, 2007, the Fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of both the Fund and the Portfolio for the year. The amounts shown for 2003-2006 are the ratios for the Portfolio.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are represented in the MSCI Europe, Australia, Far East (EAFE) Index and Canada. The Fund may invest up to 25% of assets in emerging market countries. The Fund may also invest in equity index futures contracts based primarily on the indices of countries included in the EAFE Index and Canada.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") is calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, passive foreign investment companies (PFIC) and equalization.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code (the "Code") provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     F. Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     I. New accounting requirements

     On September 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets, 0.75% of the next $500 million, and 0.70% of the next $500 million, 0.60% of the next $500 million, and 0.50% on assets over $2 billion.

     For the period of October 1, 2007 through August 31, 2008, TBCAM has agreed to rebate 25% of its management fee to the Fund. This rebate will end on September 1, 2008, and on such date the Fund's contractual advisory fee will again be in effect. This rebate will not change any existing voluntary total expense limitation arrangements that are in effect, as TBCAM will continue its commitment to maintain such total expense limitations during this rebate period. For the six months ended March 31, 2008 TBCAM rebated $624,657 of its investment advisory fees charged to the Fund.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $49,520, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $158,718 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $140 for the six months ended March 31, 2008. See Note 7 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enable the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $43,991 for the six months ended March 31, 2008, which is included in miscellaneous expenses on the statement of operations. See Note 8 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,123, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.


     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $8,000, which amount is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $60,549 for fees payable to BNY Mellon Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                     Purchases                  Sales
                                     ---------                  -----
Non-U.S. Government Securities       $283,074,691               $1,031,151,368
                                     ============               ==============

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                 For the
                                            Six Months Ended         For the
                                             March 31, 2008         Year Ended
                                              (Unaudited)       September 30, 2007
                                            -----------------   ------------------
Shares sold                                     1,770,498           18,088,840
Shares issued to shareholders
in reinvested distributions                     9,582,968            1,212,198
Shares redeemed                               (24,781,456)         (43,638,985)
                                              -----------          -----------
Net increase (decrease)                       (13,427,990)         (24,337,947)
                                              ===========          ===========

     At March 31, 2008, two shareholders of record, in the aggregate, held approximately 26.1% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund received $41,319 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

                  Cost for federal income tax purposes     $329,077,136
                                                           ------------
                  Gross unrealized appreciation              13,990,524
                  Gross unrealized depreciation             (30,189,593)
                                                           ------------
                  Net unrealized appreciation
                    (depreciation)                         $(16,199,069)
                                                           ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     For the six months ended March 31, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

     Forward Foreign Currency Exchange Contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward foreign currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward foreign currency exchange contracts is included in the Statement of Assets and Liabilities.

     For the six months ended March 31, 2008, the Fund held forward foreign currency exchange contracts. See Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $1,661 of which $1,393 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended March 31, 2008, the Fund had average borrowings outstanding of $12,436,000 for a total of 18 days and incurred interest expense of $30,911. At March 31, 2008, the Fund did not have a loan balance outstanding.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's portfolio manager and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (24.11% vs. 23.60%), three-year period (25.25% vs. 22.59%) and five-year period (22.73% vs. 18.50%).

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's effective contractual advisory fee was 0.725% (based on the following breakpoints: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the next $500 million; 0.60% of the next $500 million and 0.50% of over $2 billion), which was in the 3rd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.803%. The Fund's net management fee was 0.75% (which included administrative services fees under Lipper's calculation methodology), above the peer group median net management fee of 0.668%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.879% was lower than the median net expense ratio of the peer group of 1.003%, notwithstanding the fact that many of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred gains in operating the Fund in 2005 and 2006.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Fund and the Standish Mellon Fixed Income Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits

     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                   Position(s)    Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                 Held with      and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth                Trust          Time Served*    5 Years                    Trustee       Trustee        2008)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,         17            None           Fund: $6,597
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI
Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,      17            None           Fund: $6,597
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens           17            None           Fund: $6,597
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street      17            None           Fund: $8,541
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman    17            None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

                           MELLON INSTITUTIONAL FUNDS
                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      6924SA0308

                                                      MELLON INSTITUTIONAL FUNDS

Semiannual Report                                     The Boston Company
                                                      Small/Mid Cap Growth Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                          Expenses Paid
                                               Beginning                         Ending                   During Period+
                                               Account Value                     Account Value            October 1, 2007
                                               October 1, 2007                   March 31, 2008           to March 31, 2008
----------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                         $  921.20                $4.80
Hypothetical (5% return
  per year before expenses)                    $1,000.00                         $1,020.00                $5.05

-------------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                                         Percentage of
Top Ten Holdings*                              Sector                                     Investments
-------------------------------------------------------------------------------------------------------
Energen Corp.                                  Utilities                                    2.1%
NeuStar, Inc., Class A                         Telecommunication Services                   2.0
Penn Virginia Corp.                            Energy                                       2.0
Superior Energy Services, Inc.                 Energy                                       1.8
Bare Escentuals, Inc.                          Consumer Staples                             1.7
PerkinElmer, Inc.                              Health Care                                  1.7
Hewitt Associates, Inc., Class A               Information Technology                       1.6
Pediatrix Medical Group, Inc.                  Health Care                                  1.6
Dollar Tree, Inc.                              Consumer Discretionary                       1.6
Tidewater, Inc.                                Energy                                       1.6
                                                                                           ----
                                                                                           17.7%

*    Excludes short-term securities and investment of cash collateral.

                                             Percentage of
Economic Sector Allocation                   Net Assets
----------------------------------------------------------
Consumer Discretionary                         12.6%
Consumer Staples                                9.2
Energy                                          8.1
Financials                                      7.0
Health Care                                    17.1
Industrials                                     7.5
Information Technology                         27.5
Materials                                       2.9
Telecommunications Services                     1.9
Utilities                                       2.0
Short-term and Other Assets                     4.2
                                              -----
                                              100.0%

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--97.9%
Equities--95.8%
Consumer Discretionary--12.6%
Bright Horizons Family Solutions, Inc.                  3,520 a          151,501
Dollar Tree, Inc.                                      17,310 a          477,583
Gentex Corp.                                           21,350            366,152
Interactive Data Corp.                                 10,580            301,213
Interface, Inc., Class A                               21,740            305,447
J.Crew Group, Inc.                                      7,160 a          316,257
Lions Gate Entertainment Corp.                         39,468 a          384,813
Panera Bread Co., Class A                               3,450 a,b        144,520
Polaris Industries, Inc.                                9,660 b          396,157
THQ, Inc.                                              13,040 a          284,272
Tiffany & Co.                                           4,280 b          179,075
Tractor Supply Co.                                      3,300 a          130,416
Warnaco Group, Inc.                                     9,040 a          356,538
WMS Industries, Inc.                                    6,140 a          220,856
                                                                       4,014,800
Consumer Staples--9.2%
Alberto-Culver Co.                                     13,420            367,842
Bare Escentuals, Inc.                                  22,520 a          527,418
Church & Dwight Co., Inc.                               5,640            305,914
Hansen Natural Corp.                                   11,640 a,b        410,892
Herbalife Ltd.                                          7,380            350,550
Longs Drug Stores Corp.                                 7,830            332,462
Ruddick Corp.                                           8,850            326,211
Whole Foods Market, Inc.                                8,920 b          294,092
                                                                       2,915,381
Energy--8.1%
Denbury Resources, Inc.                                 7,130 a          203,561
Dril-Quip, Inc.                                         9,730 a          452,153
Penn Virginia Corp.                                    13,840            610,206
Range Resources Corp.                                   4,850            307,732
Superior Energy Services, Inc.                         13,540 a          536,455
Tidewater, Inc.                                         8,580            472,844
                                                                       2,582,951

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
Financials--7.0%
Arch Capital Group Ltd.                                 5,580 a          383,178
Assured Guaranty Ltd.                                  10,450            248,083
Discover Financial Services                            14,130            231,308
Federated Investors, Inc., Class B                      6,030            236,135
Investment Technology Group, Inc.                       9,410 a          434,554
People's United Financial, Inc.                         8,910            154,232
Plum Creek Timber Co., Inc. REIT                        7,730            314,611
RLI Corp.                                               4,100            203,237
                                                                       2,205,338
Health Care--17.1%
Alnylam Pharmaceuticals, Inc.                           4,460 a,b        108,824
Bruker Corp.                                           15,510 a          238,699
Covance, Inc.                                           5,620 a          466,291
Exelixis, Inc.                                          4,160 a           28,912
Henry Schein, Inc.                                      7,690 a          441,406
Hologic, Inc.                                           8,439 a          469,208
Integra LifeSciences Holdings Corp.                     5,820 a,b        252,995
Magellan Health Services, Inc.                          5,530 a          219,486
Millennium Pharmaceuticals, Inc.                       11,330 a          175,162
NuVasive, Inc.                                          6,300 a,b        217,413
Pediatrix Medical Group, Inc.                           7,200 a          485,280
PerkinElmer, Inc.                                      21,740            527,195
PSS World Medical, Inc.                                12,030 a          200,420
Psychiatric Solutions, Inc.                             9,050 a,b        306,976
Thermo Fisher Scientific, Inc.                          7,550 a          429,142
United Therapeutics Corp.                               1,990 a          172,533
Waters Corp.                                            4,240 a          236,168
Wright Medical Group, Inc.                             19,450 a          469,523
                                                                       5,445,633
Industrials--7.5%
AAR Corp.                                               8,440 a          230,159
Actuant Corp., Class A                                 11,800            356,478
Bucyrus International, Inc., Class A                    1,770            179,920
Clean Harbors, Inc.                                     3,260 a          211,900
Flowserve Corp.                                         1,800            187,884
Joy Global, Inc.                                        2,390            155,732
Landstar System, Inc.                                   4,660            243,066
MSC Industrial Direct Co. Inc., Class A                 7,980            337,155
Quanta Services, Inc.                                   9,600 a          222,432
UTI Worldwide, Inc.                                    12,910            259,233
                                                                       2,383,959

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value ($)
Security                                               Shares           (Note 1A)
---------------------------------------------------------------------------------
Information Technology--27.5%
Akamai Technologies, Inc.                              15,270 a,b        430,003
Alliance Data Systems Corp.                             5,990 a          284,585
Amdocs Ltd. ADR                                        12,110 a          343,439
BMC Software, Inc.                                     13,240 a          430,565
Broadridge Financial Solutions, Inc.                   26,230            461,648
Brocade Communications Systems, Inc.                   21,550 a          157,315
CACI International, Inc., Class A                       8,110 a          369,410
Cognizant Technology Solutions Corp., Class A          11,810 a          340,482
Emulex Corp.                                           20,490 a          332,758
FLIR Systems, Inc.                                     11,230 a          337,911
Foundry Networks, Inc.                                 10,640 a          123,211
Global Payments, Inc.                                  10,300            426,008
Harris Corp.                                            5,120            248,474
Hewitt Associates, Inc., Class A                       12,330 a          490,364
Ingram Micro, Inc., Class A                            10,290 a          162,891
Intersil Corp., Class A                                 6,570            168,652
Iron Mountain, Inc.                                     8,020 a          212,049
Jack Henry & Associates, Inc.                          13,440            331,565
McAfee, Inc.                                           10,920 a          361,343
Metavante Technologies, Inc.                           15,250 a          304,847
Microsemi Corp.                                         7,890 a,b        179,892
ON Semiconductor Corp.                                 56,910 a          323,249
PMC-Sierra, Inc.                                       43,330 a          246,981
Polycom, Inc.                                           6,840 a          154,174
SunPower Corp., Class A                                 2,290 a,b        170,628
Synopsys, Inc.                                         11,040 a          250,718
Teradyne, Inc.                                         12,480 a          155,002
TIBCO Software, Inc.                                   23,150 a          165,291
ValueClick, Inc.                                       16,900 a          291,525
Verisign, Inc.                                          7,580 a,b        251,959
Wright Express Corp.                                    8,090 a          248,606
                                                                       8,755,545
Materials--2.9%
Airgas, Inc.                                            5,530            251,449
AptarGroup, Inc.                                        5,460            212,558
OM Group, Inc.                                          4,220 a          230,159
Silver Wheaton Corp.                                   14,130 a          219,439
                                                                         913,605
Telecommunication Services--1.9%
NeuStar, Inc., Class A                                 23,110 a,b        611,953

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Value ($)
Security                                                        Shares           (Note 1A)
--------------------------------------------------------------------------------------------
Utilities--2.0%
Energen Corp.                                                    10,240            637,952
Total Equities (Cost $31,209,747)                                               30,467,117
INVESTMENT OF CASH COLLATERAL -- 2.1%
BlackRock Cash Strategies L.L.C (Cost $663,440)                 663,440 c          663,440
TOTAL UNAFFILIATED INVESTMENTS (Cost $31,873,187)                               31,130,557
AFFILIATED INVESTMENTS--16.8%
Dreyfus Institutional Preferred Plus Money Market Fund        2,834,693 d        2,834,693
Dreyfus Institutional Cash Advantage Fund                     2,506,060 d,e      2,506,060
                                                                              ------------
TOTAL AFFILIATED INVESTMENTS (Cost $5,340,753)                                   5,340,753
TOTAL INVESTMENTS--114.7% (Cost $37,213,940)                                    36,471,310
LIABILITIES IN EXCESS OF OTHER ASSETS--(14.7%)                                  (4,669,543)
                                                                              ------------
NET ASSETS--100.0%                                                              31,801,767
                                                                              ============

Notes to Schedule of Investments:
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of this security amounted to $663,440 or 2.1% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $3,070,777 (Note 7)):
    Unaffiliated investments (cost $31,873,187)                                                                         $31,130,557
    Affiliated investments (Note 1F) (cost $5,340,753)                                                                    5,340,753
  Receivable for Fund shares sold                                                                                           744,724
  Receivable for investments sold                                                                                           379,829
  Cash collateral at broker for futures contracts                                                                           176,000
  Interest and dividends receivable                                                                                          14,718
  Prepaid expenses                                                                                                           26,946
                                                                                                                        -----------
    Total assets                                                                                                         37,813,527
Liabilities
  Collateral for securities on loan (Note 7)                                                         $ 3,169,500
  Payable for investments purchased                                                                    2,766,180
  Payable to investment advisor (Note 2)                                                                  27,029
  Payable for Fund shares redeemed                                                                        21,796
  Accrued professional fees                                                                               17,254
  Accrued accounting, administration, custody and transfer agent fees (Note 2)                             9,648
  Accrued trustees' fees and expenses (Note 2)                                                               353
                                                                                                     -----------
    Total liabilities                                                                                                     6,011,760
                                                                                                                        -----------
Net Assets                                                                                                              $31,801,767
                                                                                                                        ===========
Net Assets consist of:
  Paid-in capital                                                                                                       $32,785,524
  Accumulated net realized loss                                                                                            (223,164)
  Accumulated net investment loss                                                                                           (17,963)
  Net unrealized depreciation                                                                                              (742,630)
                                                                                                                        -----------
Total Net Assets                                                                                                        $31,801,767
                                                                                                                        ===========
Shares of beneficial interest outstanding                                                                                 2,471,692
                                                                                                                        ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                       $     12.87
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments                                                                         $    56,807
  Dividend income from affiliated investments (net foreign withholding taxes $120)
    (Note 1F)                                                                                                                38,802
  Securities lending income (Note 7)                                                                                         11,636
  Interest income                                                                                                               861
                                                                                                                        -----------
    Total investment income                                                                                                 108,106

Expenses
  Investment advisory fee (Note 2)                                                                   $   75,466
  Accounting, administration, custody and transfer agent fees (Note 2)                                   37,097
  Professional fees                                                                                      19,228
  Registration fees                                                                                       8,380
  Trustees' fees and expenses (Note 2)                                                                    1,830
  Administrative service fees (Note 2)                                                                    1,361
  Insurance expense                                                                                       1,098
  Miscellaneous expenses                                                                                  7,274
                                                                                                     ----------
    Total expenses                                                                                      151,734

Deduct:
  Waiver of invesment advisory fee (Note 2)                                                             (25,668)
                                                                                                     ----------
    Net Expenses                                                                                                            126,066
                                                                                                                        -----------
      Net investment loss                                                                                                   (17,960)
                                                                                                                        -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                       1,524,313
    Financial futures transactions                                                                      (75,623)
                                                                                                     ----------
      Net realized gain (loss)                                                                                            1,448,690
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                      (3,535,898)
    Financial futures contracts                                                                             442
                                                                                                     ----------
      Net change in unrealized appreciation (depreciation)                                                               (3,535,456)
                                                                                                                        -----------
  Net realized and unrealized gain (loss) on investments                                                                 (2,086,766)
                                                                                                                        -----------
Net Increase (Decrease) in Net Assets from Operations                                                                   $(2,104,726)
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        For the
                                                                    Six Months Ended     For the
                                                                     March 31, 2008     Year Ended
                                                                       (Unaudited)   September 30, 2007
                                                                       -----------   ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                         $    (17,960)   $     17,312
  Net realized gain (loss)                                                1,448,690       3,683,755
  Change in net unrealized appreciation (depreciation)                   (3,535,456)      1,760,841
                                                                       ------------    ------------
  Net increase (decrease) in net assets from investment operations       (2,104,726)      5,461,908
                                                                       ------------    ------------
Distributions to Shareholders (Note 1E)
  From net investment income                                                (17,315)             --
  From net realized gains on investments                                 (5,326,461)     (1,270,011)
                                                                       ------------    ------------
  Total distributions to shareholders                                    (5,343,776)     (1,270,011)
                                                                       ------------    ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                       15,522,818       7,037,277
  Value of shares issued in reinvestment of distibutions                  5,250,865       1,270,011
  Cost of shares redeemed (net of redemption
    fees of $404 and $221, respectively)                                 (3,955,718)    (10,455,435)
                                                                       ------------    ------------
  Net increase (decrease) in net assets from Fund share transactions     16,817,965      (2,148,147)
                                                                       ------------    ------------
Total Increase (Decrease) in Net Assets                                   9,369,463       2,043,750
Net Assets
  At beginning of period                                                 22,432,304      20,388,554
                                                                       ------------    ------------
  At end of period [including undistributed net investment
    income (loss) of ($17,963) and $17,312, respectively]              $ 31,801,767    $ 22,432,304
                                                                       ============    ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                  For the
                                              Six Months Ended                      Year Ended September 30,
                                               March 31, 2008   ----------------------------------------------------------------
                                                (Unaudited)       2007          2006          2005          2004          2003
                                                  --------      --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period              $  17.66      $  14.92      $  13.84      $  11.26      $   9.48      $   7.10
                                                  --------      --------      --------      --------      --------      --------
From Operations:
  Net investment income (loss)* (a)                  (0.01)         0.01         (0.02)        (0.04)        (0.08)        (0.01)
  Net realized and unrealized gains (loss)
    on investments                                   (1.04)(b)      3.74(b)       1.10          2.62          1.86(b)       2.39(b)
  Net increase from payments by affiliates              --            --          0.00(c)         --            --            --
                                                  --------      --------      --------      --------      --------      --------
Total from operations                                (1.05)         3.75          1.08          2.58          1.78          2.38
                                                  --------      --------      --------      --------      --------      --------
Less Distributions to Shareholders:
  From net investment income                         (0.01)          --             --            --            --         (0.00)(c)
  From net realized gains on investments             (3.73)        (1.01)           --            --            --            --
                                                  --------      --------      --------      --------      --------      --------
Total distributions to shareholders                  (3.74)        (1.01)           --            --            --         (0.00)(c)
                                                  --------      --------      --------      --------      --------      --------
Net Asset Value, End of Period                    $  12.87      $  17.66      $  14.92      $  13.84      $  11.26      $   9.48
                                                  ========      ========      ========      ========      ========      ========
Total Return(d)                                      (7.88%)(e)    26.31%         7.80%(f)     22.91%        18.78%        33.54%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*             1.00%(g)      1.00%         1.00%         1.00%         0.98%         0.74%
  Net Investment Income (to average daily
    net assets)*                                      (0.14%)(g)     0.07%        (0.16%)       (0.32%)       (0.69%)       (0.17%)
  Portfolio Turnover                                   128%(e)       180%          161%          167%          157%          252%(e)
  Net Assets, End of Period (000's omitted)       $ 31,802      $ 22,432      $ 20,389      $ 19,709      $ 19,222      $ 21,852
------------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios, without waivers and reimbusement, would have been:
  Net investment income (loss) per share (a)      $  (0.03)     $  (0.03)     $  (0.07)     $  (0.09)     $  (0.12)     $  (0.07)
  Ratios (to average daily net assets):
    Expenses                                          1.20%(g)      1.23%         1.29%         1.38%         1.33%         1.40%
    Net investment income (loss)                     (0.34%)(g)    (0.16%)       (0.45%)       (0.70%)       (1.04%)       (0.83%)

(a)  Calculated based on average shares outstanding.
(b) Amounts include litigation proceeds received by the Fund of $0.02 for the six months ended March 31, 2008, $0.19 for the year ended September 30, 2007, $0.03 for the year ended September 30, 2004 and $0.01 for the year ended September 30, 2003 relating to securities litigation.
(c)  Calculates to less than $0.01 per share.
(d)  Total return would have been lower in the absence of expense waivers.
(e)  Not annualized.
(f) For the year ended September 30, 2006, 0.03% of the Fund's return consisted of a payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return 7.77%.
(g)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small/Mid Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap and mid cap U.S. companies. The Fund focuses on companies with total market capitalizations equal to or less than the total market capitalization of the largest company included in the Russell 2500 Growth Index. The Fund may also invest in equity index futures based on the Russell 2000 and S&P Midcap indices, and exchange traded funds based upon the Russell 2500 Growth Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to losses deferred due to wash sales and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2008. Pursuant to this arrangement, for the six months ended March 31, 2008, TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $25,668. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,464, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $33,633 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $5,023 for the six months ended March 31, 2008. See Note 7 for further details.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $452 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 8 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $250, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $747 for fees payable to BNY Mellon Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

     Purchases

                                      Purchases                   Sales
                                     -----------               -----------
Non-U.S. Government Securities       $36,098,147               $32,898,818
                                     ===========               ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the
                                            Six Months Ended          For the
                                             March 31, 2008         Year Ended
                                               (Unaudited)       September 30, 2007
                                            ----------------     ------------------
Shares sold                                     1,099,505              428,261
Shares issued to shareholders
  in reinvestment of distributions                371,086               84,274
Shares redeemed                                  (269,340)            (608,335)
                                                ---------            ---------
Net increase (decrease)                         1,201,251              (95,800)
                                                =========            =========

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2008, two shareholders of record, in the aggregate held approximately 72% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund charged $404 in redemption fees which is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

                  Cost for federal income tax purposes     $ 37,213,940
                                                           ============
                  Gross unrealized appreciation            $    800,802
                  Gross unrealized depreciation              (1,543,432)
                                                             ----------
                  Net unrealized appreciation
                    (depreciation)                         $   (742,630)
                                                           ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms.

     The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2008, the Fund did not hold open financial futures contracts.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the security lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $47,361 of which $35,725 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $3,062,000 for a total of two days and incurred $2,656 of interest expense. The Fund did not have an outstanding loan balance at March 31, 2008.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (23.02% vs. 21.00%), three-year period (17.14% vs. 15.64%) and five-year period (18.76% vs. 15.56%)

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.60%, which was in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.701%. The Fund's net management fee (after giving effect to expense reimbursements) was 0.382% (which included administrative services fees under Lipper's calculation methodology), below the peer group median net management fee of 0.563%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.00% (after giving effect to expense reimbursements) was slightly higher than the median net expense ratio of the peer group of 0.99%, largely due to the Fund's small asset size compared to its peer group.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred losses in operating the Fund in 2005 and 2006.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits

     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                   Position(s)    Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                 Held with      and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth                Trust          Time Served*    5 Years                    Trustee       Trustee        2008)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,         17            None           Fund: $559
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,      17            None           Fund: $559
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens           17            None           Fund: $559
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street      17            None           Fund: $585
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman    17            None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                           MELLON INSTITUTIONAL FUNDS
                           One Boston Place
                           Boston, MA 02108-4408 800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      6928SA0308

                                                      MELLON INSTITUTIONAL FUNDS

                                      The Boston Company
Semiannual report                     Large Cap Core Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                      Expenses Paid
                                                Beginning                     Ending                  During Period+
                                              Account Value                Account Value             October 1, 2007
                                             October 1, 2007               March 31, 2008           to March 31, 2008
-------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                     $ 879.90                 $3.90
Hypothetical (5% return
  per year before expenses)                    $1,000.00                     $1,020.85                $4.19

-------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                                          Percentage of
Top Ten Holdings*                                 Sector                                  Investments
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                    Energy                                  3.4%
International Business Machines Corp.             Technology                              2.6
JPMorgan Chase & Co.                              Financials                              2.6
AT&T, Inc.                                        Telecommunications Services             2.5
Microsoft Corp.                                   Technology                              2.4
Chevron Corp.                                     Energy                                  2.4
Wal-Mart Stores, Inc.                             Consumer Staples                        2.4
General Electric Co.                              Industrials                             2.3
Johnson & Johnson                                 Health Care                             2.2
Sempra Energy                                     Utilities                               2.0
                                                                                         ----
                                                                                         24.8%

 *Excludes short-term securities.

                                              Percentage of
Economic Sector Allocation                    Net Assets
-----------------------------------------------------------
Consumer Discretionary                        9.2%
Consumer Staples                              11.7
Energy                                        13.2
Financials                                    17.9
Health Care                                   11.6
Industrials                                   12.2
Materials                                     3.0
Technology                                    14.4
Telecommunications Services                   3.6
Utilities                                     3.0
Short-term and Net other Liabilities          0.2
                                            -----
                                            100.0%

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value ($)
Security                                     Shares                   (Note 1A)
-------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.8%

EQUITIES--99.8%

Consumer Discretionary--9.2%
Apollo Group, Inc., Class A                   7,480 a                 323,136
Autoliv, Inc.                                 9,870                   495,474
Best Buy Co., Inc.                           10,790                   447,353
Discovery Holding Co., Class A               18,350 a                 389,387
Gap, Inc.                                    42,260                   831,677
Johnson Controls, Inc.                       18,670                   631,046
McDonald's Corp.                              9,868                   550,338
News Corp., Class A                          24,050                   450,938
Omnicom Group, Inc.                          27,580                 1,218,484
Ross Stores, Inc.                            23,170                   694,173
TJX Cos., Inc.                               24,450                   808,562
Viacom, Inc., Class B                        15,390 a                 609,752
Walt Disney Co.                              21,180                   664,628
                                                                    8,114,948
Consumer Staples--11.7%
Altria Group, Inc.                           27,330                   606,726
Cadbury Schweppes PLC--ADR                   14,410                   637,210
Coca-Cola Enterprises, Inc.                  17,460                   422,532
ConAgra Foods, Inc.                          32,590                   780,530
CVS Caremark Corp.                           38,080                 1,542,621
Kroger Co.                                   34,630                   879,602
Philip Morris International, Inc.            27,330 a               1,382,351
Supervalu, Inc.                              34,100                 1,022,318
Sysco Corp.                                  32,180                   933,864
Wal-Mart Stores, Inc.                        40,490                 2,133,013
                                                                   10,340,767
Energy--13.2%
Anadarko Petroleum Corp.                      7,540                   475,246
Chesapeake Energy Corp.                      27,220                 1,256,203
Chevron Corp.                                25,302                 2,159,779
ConocoPhillips                               39,820                 3,034,682
ENSCO International, Inc.                    18,400                 1,152,208
Marathon Oil Corp.                           10,840                   494,304
Nabors Industries Ltd.                       22,650 a                 764,890
National-Oilwell Varco, Inc.                 10,210 a                 596,060
Valero Energy Corp.                           7,190                   353,101
XTO Energy, Inc.                             23,465                 1,451,545
                                                                   11,738,018

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value ($)
Security                                        Shares              (Note 1A)
------------------------------------------------------------------------------
Financials--17.9%
American International Group, Inc.              24,539              1,061,312
Bank of America Corp.                           47,030              1,782,907
Chubb Corp.                                     24,380              1,206,322
Citigroup, Inc.                                 25,436                544,839
CME Group, Inc.                                  1,935                907,709
Goldman Sachs Group, Inc.                        7,900              1,306,581
JPMorgan Chase & Co.                            53,800              2,310,710
Metlife, Inc.                                   25,190              1,517,949
Morgan Stanley                                  19,230                878,811
PNC Financial Services Group, Inc.              11,750                770,448
State Street Corp.                              10,940                864,260
U.S. BanCorp.                                   27,900                902,844
Visa, Inc., Class A                              9,265 a              577,765
Wells Fargo & Co.                               42,860              1,247,226
                                                                   15,879,683
Health Care--11.6%
Baxter International, Inc.                      29,090              1,681,984
Becton Dickinson & Co.                           6,650                570,903
Cigna Corp.                                     16,300                661,291
Covidien Ltd.                                   11,257                498,122
Hospira, Inc.                                   19,600 a              838,292
Johnson & Johnson                               30,320              1,966,858
Merck & Co., Inc.                               25,490                967,346
Pfizer, Inc.                                    53,720              1,124,360
Schering-Plough Corp.                           25,670                369,905
St. Jude Medical, Inc.                          12,990 a              561,038
Thermo Fisher Scientific, Inc.                  18,960 a            1,077,686
                                                                   10,317,785
Industrials--12.2%
Allied Waste Industries, Inc.                   44,050 a              476,180
Dover Corp.                                     14,110                589,516
Eaton Corp.                                     12,430                990,298
Emerson Electric Co.                            20,380              1,048,755
General Electric Co.                            56,130              2,077,371
Goodrich Corp.                                  12,420                714,274
L-3 Communications Holdings, Inc.                6,980                763,193
Lockheed Martin Corp.                            9,230                916,539
Raytheon Co.                                     8,140                525,925
Terex Corp.                                      9,260 a              578,750
Textron, Inc.                                   13,910                770,892
Tyco International Ltd.                         27,187              1,197,587
US Airways Group, Inc.                          22,102 a              196,929
                                                                   10,846,209

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value ($)
Security                                                     Shares        (Note 1A)
--------------------------------------------------------------------------------------
Materials--3.0%
Air Products & Chemicals, Inc.                                8,145          749,340
Allegheny Technologies, Inc.                                  9,520          679,347
Freeport-McMoRan Cooper and Gold, Inc.                        5,080          488,798
Rohm & Haas Co.                                              13,460          727,917
                                                                           2,645,402
Technology--14.4%
Accenture Ltd., Class A                                      13,380          470,575
Adobe Systems, Inc.                                          18,820 a        669,804
Akamai Technologies, Inc.                                    16,530 a        465,485
Amphenol Corp., Class A                                      11,620          432,845
Cisco Systems, Inc.                                          46,330 a      1,116,090
Hewlett-Packard Co.                                          29,850        1,362,951
Intel Corp.                                                  57,390        1,215,520
International Business Machines Corp.                        20,290        2,336,191
McAfee, Inc.                                                 20,230 a        669,411
Microsoft Corp.                                              76,470        2,170,219
Oracle Corp.                                                 47,770 a        934,381
Qualcomm, Inc.                                               23,810          976,210
                                                                          12,819,682
Telecommunication Services--3.6%
AT&T, Inc.                                                   57,040        2,184,632
Verizon Communications, Inc.                                 28,300        1,031,535
                                                                           3,216,167
Utilities--3.0%
PG&E Corp.                                                   24,470          900,985
Sempra Energy                                                33,560        1,788,077
                                                                           2,689,062
TOTAL UNAFFILIATED INVESTMENTS (Cost $88,092,871)                         88,607,723

AFFILIATED INVESTMENTS--0.3%
Dreyfus Institutional Preferred Plus Money Market Fund
  (Cost $260,792)                                           260,792 b        260,792
                                                                          ----------

TOTAL INVESTMENTS--100.1% (Cost $88,353,663)                              88,868,515

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                                (95,302)
                                                                          ----------
NET ASSETS--100%                                                          88,773,213
                                                                          ==========

Notes to Schedule of Investments:
ADR--American Depository Receipts
a Non-income producing security.
b Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities:
    Unaffiliated issuers, at value (Note 1A) (cost $88,092,871)                                       $88,607,723
    Affiliated issuers, at value (Note 1A) (cost $260,792)                                                260,792
  Receivable for Fund shares sold                                                                           6,117
  Interest and dividend receivable                                                                        147,327
  Prepaid expenses                                                                                          5,104
                                                                                                      -----------
    Total assets                                                                                       89,027,063
Liabilities
  Payable for Fund shares redeemed                                                      $ 32,448
  Payable to investment advisor (Note 2)                                                 120,968
  Accrued administrative service fee (Note 2)                                             35,054
  Accrued accounting, administration, custody and transfer agent fees (Note 2)            21,922
  Accrued professional fees                                                               13,409
  Accrued trustees' fees (Note 2)                                                          1,998
  Accrued shareholder reporting fees (Note 2)                                              1,500
  Other accrued expenses and liabilities                                                  26,551
                                                                                        --------
    Total liabilities                                                                                     253,850
                                                                                                      -----------
Net Assets                                                                                            $88,773,213
                                                                                                      ===========
Net Assets consist of:
    Paid-in capital                                                                                   $86,864,459
    Accumulated net realized gain                                                                       1,128,050
    Undistributed net investment income                                                                   265,852
    Net unrealized appreciation                                                                           514,852
                                                                                                      -----------
Total Net Assets                                                                                      $88,773,213
                                                                                                      ===========
Shares of beneficial interest outstanding                                                               2,561,420
                                                                                                      ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                     $     34.66
                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments                                                          $  1,078,209
  Dividend income from affiliated investments (Note 1F)                                                        16,777
                                                                                                         ------------
    Total investment income                                                                                 1,094,986

Expenses
  Investment advisory fee (Note 2)                                                   $  267,897
  Administrative service fee (Note 2)                                                    70,543
  Accounting, administration, custody and transfer agent fees (Note 2)                   54,680
  Professional fees                                                                      21,488
  Registration fees                                                                       8,561
  Trustees' fees (Note 2)                                                                 7,746
  Insurance expense                                                                       2,220
  Miscellaneous expenses                                                                 10,107
                                                                                     ----------
    Total expenses                                                                                            443,242
                                                                                                         ------------
      Net investment income                                                                                   651,744
                                                                                                         ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                       2,061,858
    Financial futures transactions                                                      168,573
                                                                                     ----------
      Net realized gain (loss)                                                                              2,230,431
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                           (16,320,896)
                                                                                                         ------------
  Net realized and unrealized gain (loss)                                                                 (14,090,465)
                                                                                                         ------------
Net Increase (Decrease) in Net Assets from Operations                                                    $(13,438,721)
                                                                                                         ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           For the
                                                                                       Six Months Ended      For the
                                                                                        March 31, 2008      Year Ended
                                                                                          (Unaudited)    September 30, 2007
                                                                                       ----------------  ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                                  $    651,744       $  1,232,267
  Net realized gain (loss)                                                                  2,230,431          8,718,914
  Change in net unrealized appreciation (depreciation)                                    (16,320,896)        11,178,828
                                                                                         ------------       ------------
  Net increase (decrease) in net assets from investment operations                        (13,438,721)        21,130,009
                                                                                         ------------       ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                                 (886,640)          (945,029)
  From net realized gains on investments                                                   (9,312,016)        (4,041,460)
                                                                                         ------------       ------------
  Total distributions to shareholders                                                     (10,198,656)        (4,986,489)
                                                                                         ------------       ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                          2,860,831         33,886,547
  Value of shares issued in reinvestment of distributions                                   9,311,299          4,223,879
  Cost of shares redeemed                                                                 (22,352,977)       (25,407,412)
                                                                                         ------------       ------------
  Net increase (decrease) in net assets from Fund share transactions                      (10,180,847)        12,703,014
                                                                                         ------------       ------------
Total Increase (Decrease) in Net Assets                                                   (33,818,224)        28,846,534

Net Assets
  At beginning of period                                                                  122,591,437         93,744,903
                                                                                         ------------       ------------
  At end of period (including undistributed net
    investment income of $265,852 and $500,748)                                          $ 88,773,213       $122,591,437
                                                                                         ============       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                For the
                                            Six Months Ended                      Year Ended September   30,
                                             March 31, 2008    ----------------------------------------------------------------
                                              (Unaudited)        2007          2006          2005          2004          2003
                                              -----------      --------       -------       -------       -------       -------
Net Asset Value, Beginning of Period            $ 43.28        $  37.58       $ 39.57       $ 35.24       $ 31.43       $ 26.13
                                                -------        --------       -------       -------       -------       -------
  From Investment Operations:
  Net investment income* (a)                       0.24            0.43          0.36          0.41          0.23          0.36
  Net realized and unrealized gains (loss)
    on investments                                (5.06)(b)        7.01(b)       3.22          4.28(b)       3.92(b)       5.30
                                                -------        --------       -------       -------       -------       -------
Total from operations                             (4.82)           7.44          3.58          4.69          4.15          5.66
                                                -------        --------       -------       -------       -------       -------
Less Distributions to Shareholders:
  From net investment income                      (0.33)          (0.33)        (0.39)        (0.36)        (0.34)        (0.36)
  From net realized gains on investments          (3.47)          (1.41)        (5.18)           --            --            --
                                                -------        --------       -------       -------       -------       -------
Total distributions to shareholders               (3.80)          (1.74)        (5.57)        (0.36)        (0.34)        (0.36)
                                                -------        --------       -------       -------       -------       -------
Net Asset Value, End of Period                  $ 34.66        $  43.28       $ 37.58       $ 39.57       $ 35.24       $ 31.43
                                                =======        ========       =======       =======       =======       =======
Total Return                                     (12.01%)(c)      20.27%         9.84%(d)     13.34%        13.23%(d)     21.76%(d)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*          0.83%(e)        0.80%(f)      0.90%(f)      0.85%(f)      0.83%(f)      0.71%(f)
  Net Investment Income (to average daily
    net assets)*                                   1.22%(e)        1.05%         0.98%         1.10%         0.67%         1.23%
  Portfolio Turnover                                 30%(c)          59%(g)       103%(g)        85%(g)        66%(g)       104%(g)
  Net Assets, End of Period (000's omitted)     $88,773        $122,591       $93,745       $46,036       $56,067       $64,150
-----------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursements would have been:
  Net investment income per share (a)               N/A             N/A       $  0.33           N/A       $  0.23       $  0.29
  Ratios (to average daily net assets):
    Expenses                                        N/A             N/A          0.99%(f)       N/A          0.84%(f)      0.93%(f)
    Net investment income                           N/A             N/A          0.89%          N/A          0.66%         1.01%

(a)  Calculated based on average shares outstanding.
(b) Amounts includes litigation proceeds received by the Fund of $0.01 for the six months ended March 31, 2008, $0.04 for the year ended September 30, 2007, $0.02 for the year ended September 30, 2005 and $0.02 for the year ended September 30, 2004.
(c)  Not annualized.
(d)  Total return would have been lower in the absence of expense waivers.
(e)  Calculated on an annualized basis.
(f) For the period October 1, 2006 to September 19, 2007 and for the fiscal years ended September 30, 2003-2006, the ratio includes the Fund's share of the TBC Large Cap Core Portfolio's (the Portfolio) allocated expenses.
(g) On September 19, 2007, the Fund, which had owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio's securities and cash in exchange for its interest in the Portfolio. Effective September 20, 2007, the Fund began investing directly in securities. Portfolio turnover represents investment activity of both the Fund and the Portfolio for the year. The amounts shown for 2003-2006 are the ratios for the Portfolio.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that appear to be undervalued relative to underlying business fundamentals. The Fund focuses on companies with total market capitalizations which are greater than the market capitalization of companies in the bottom 5% of the S&P 500 Index. The Fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but not more than 10% of it assets in other foreign securities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services and general office facilities is paid monthly at the annual rate of 0.50% of the Fund's average daily net assets.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $4,989, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $49,691 for the six months ended March 31, 2008.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $1,729 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the statement of operations. See Note 7 for further details.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,357, which amount is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $69,146 for fees payable to BNY Mellon Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                              Purchases               Sales
                                             -----------           -----------
     Non-U.S. Government Securities          $31,739,368           $50,231,590
                                             ===========           ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                               For the
                                           Six Months Ended          For the
                                            March 31, 2008         Year Ended
                                             (Unaudited)       September 30, 2007
                                           ----------------    ------------------
     Shares sold                                  71,698               859,821
     Shares issued to shareholders
     in reinvestment of distributions            242,041               107,105
     Shares redeemed                            (585,026)             (628,855)
                                                --------              --------
     Net increase (decrease)                    (271,287)              338,071
                                                ========              ========

     At March 31, 2008, two shareholders of record, in the aggregate held approximately 68.5% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

             Cost for federal income tax purposes        $88,353,663
                                                         -----------
             Gross unrealized appreciation               $ 7,985,154
             Gross unrealized depreciation                (7,470,302)
                                                         -----------
             Net unrealized appreciation (depreciation)  $   514,852
                                                         ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms.

     The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2008, the Fund did not hold open financial futures contracts.

(7)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $632,643 for a total of forty-two days and incurred $3,477 of interest expense. The Fund did not have an outstanding loan balance at March 31, 2008.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (17.88% vs. 15.53%), three-year period (12.78% vs. 12.13%) and five-year period (11.82% vs. 11.43%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.50%, which was in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.65%. The Fund's net management fee (after giving effect to expense reimbursements) was 0.438% (which included administrative services fees under Lipper's calculation methodology), below the peer group median net management fee of 0.510%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.896% (after giving effect to expense reimbursements) was slightly higher than the median net expense ratio of the peer group of 0.895%, largely due to the Fund's small asset size compared to its peer group.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred gains in operating the Fund in 2005 and 2006.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                         Trustee
                                                              Principal            Portfolios in       Other         Remuneration
Name (Age)                                  Term of Office   Occupation(s)          Fund Complex    Directorships   (period ended
Address, and                Position(s)     and Length of     During Past            Overseen by      Held by          March 31,
Date of Birth             Held with Trust   Time Served*       5 Years                 Trustee        Trustee            2008)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,            17            None         Fund: $1,872
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,         17            None         Fund: $1,872
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens              17            None         Fund: $1,872
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street         17            None         Fund: $1,985
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman       17            None         Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

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




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




                       THIS PAGE INTENTIONALLY LEFT BLANK

                        MELLON INSTITUTIONAL FUNDS
                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com

                                                                    6930SA0308

                                                      MELLON INSTITUTIONAL FUNDS

                                     Standish Mellon
Semiannual Report                    Intermediate Tax Exempt Bond Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           Expenses Paid
                                    Beginning             Ending           During Period+
                                  Account Value        Account Value       October 1, 2007
                                 October 1, 2007      March 31, 2008      to March 31, 2008
                                 ---------------      --------------      -----------------
Actual                              $1,000.00            $1,021.10             $2.27
Hypothetical (5% return
per year before expenses)           $1,000.00            $1,022.75             $2.28

----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                                             Percentage of
Top Ten Holdings*                                                 Rate          Maturity      Investments
-----------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Revenue                        5.250%        11/15/2023       1.5%
Kenton County KY Airport Board Airport
  Revenue AMT XLCA NCL                                            5.000           3/1/2013       1.4
Golden State Tobacco Securitization Corporation CA                4.500           6/1/2027       1.4
Puerto Rico Public Finance Corporation LOC: Government
  Development Bank for Puerto Rico                                5.750           8/1/2027       1.3
Puerto Rico Commonwealth Fuel Sales Tax Revenue                   5.000           7/1/2018       1.3
Buckeye Tobacco Settlement Financing Authority OH                 5.125           6/1/2024       1.3
Golden State Tobacco Securitization Corporation CA Prerefunded    6.750           6/1/2039       1.3
Tobacco Settlement Financing Corporation NJ Prerefunded           6.250           6/1/2043       1.3
Oklahoma DFA Revenue Hillcrest Healthcare System Prerefunded      5.625          8/15/2019       1.3
Tobacco Settlement Financing Corporation VA Prerefunded           5.625           6/1/2037       1.2
                                                                                                ----
                                                                                                13.3%

*    Excluding short-term investments.

                                                 Percentage of
Economic Sector Allocation                         Net Assets
--------------------------------------------------------------
General Obligations                                 11.2%
Government Backed                                   17.2
Housing Revenue                                      4.4
Industrial Development                               6.8
Insured Bonds                                       28.3
Lease Revenue                                        6.7
Revenue Bonds                                       16.5
Special Revenues                                     4.2
Short-term and Net Other Assets                      4.7
                                                   -----
                                                   100.0%

Summary of Combined Ratings+
--------------------------------------------------------------
                                                 Percentage of
Quality Breakdown                                 Investments
--------------------------------------------------------------
AAA                                                 50.9%
AA                                                  24.8
A                                                   11.4
BBB                                                 12.5
BB                                                   0.4
                                                   -----
Total                                              100.0%

+ Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Par       Value ($)
Security                                                                  Rate           Maturity        Value      (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
BONDS--95.3%
General Obligations--11.2%
ABAG CA Odd Fellows Homes                                                 5.700%         8/15/2014     1,000,000    1,012,290
Austin TX Independent School District PSF-GTD NCL                         5.000           8/1/2016     1,000,000    1,099,920
California State                                                          5.000          10/1/2011        70,000       73,409
California State                                                          5.000           6/1/2014     1,435,000    1,541,778
Cook County IL High School District FGIC NCL                              7.875          12/1/2014       100,000      127,770
Cook County IL High School District FGIC NCL                              7.875          12/1/2014       650,000      816,738
Cypress-Fairbanks TX Independent School District PSF-GTD NCL              5.000          2/15/2016     1,135,000    1,243,790
Magnolia TX Independent School District Refunding PSF-GTD                 5.000          8/15/2018     1,000,000    1,078,250
Maricopa County AZ Unified School District NCL                            5.000           7/1/2018     1,000,000    1,092,110
Nassau County NY FGIC                                                     6.000           7/1/2010        25,000       26,806
New York NY NCL                                                           5.000           8/1/2013     1,500,000    1,608,420
New York NY Series B NCL                                                  5.000           8/1/2011       770,000      817,139
Pasadena TX Independent School District PSF-GTD NCL                       5.000          2/15/2015     1,360,000    1,490,465
Puerto Rico Commonwealth NCL                                              5.250           7/1/2014     1,000,000    1,057,650
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)(b)                    5.000           7/1/2018     2,325,000    2,335,369
Puerto Rico Public Building Authority Revenue (a)                         5.000           7/1/2028     1,000,000    1,030,350
San Antonio TX                                                            5.000           2/1/2015     1,000,000    1,094,800
San Antonio TX Apartment Systems Revenue AMT FSA                          5.000           7/1/2013     1,000,000    1,051,170
Spring Branch TX Independent School District PSF-GTD                      5.625           2/1/2014     1,000,000    1,125,120
Texas Refunding AMT NCL                                                   5.000           8/1/2017     1,000,000    1,070,730
                                                                                                                   ----------
                                                                                                                   20,794,074
                                                                                                                   ----------

Government Backed--17.2%
Alpine UT School District Prerefunded                                     5.000          3/15/2011        25,000       25,368
Chicago IL Board of Education MBIA Prerefunded                            5.500          12/1/2016     1,275,000    1,452,888
District of Columbia MBIA NCL Prerefunded                                 5.750           6/1/2010        10,000       10,714
Golden State Tobacco Securitization Corporation CA Prerefunded (b)        5.000           6/1/2021       155,000      155,725
Golden State Tobacco Securitization Corporation CA Prerefunded            6.750           6/1/2039     2,000,000    2,315,620
Goose Creek TX Independent School District PSF-GTD Escrowed to Maturity   7.000          8/15/2009       230,000      245,323
Goose Creek TX Independent School District PSF-GTD Prerefunded            7.000          8/15/2009       110,000      117,328
Goose Creek TX Independent School District PSF-GTD Unrefunded             7.000          8/15/2009       260,000      276,630
Massachusetts DFA Williston School Prerefunded                            6.000          10/1/2013       160,000      166,382
Metropolitan Government Nashville & Davidson TN
Industrial Development Board Revenue Prerefunded                          7.500         11/15/2010     1,000,000    1,104,820
Miami-Dade County FL Educational Facilities Authority AMBAC Prerefunded   5.000           4/1/2031     1,100,000    1,206,590
New Jersey Transportation Trust Fund Authority FSA                        5.750         12/15/2014       770,000      892,053
Northern Tobacco Securitization Corporation Alaska Prerefunded            4.750           6/1/2015       425,000      429,471
Northern Tobacco Securitization Corporation Alaska Prerefunded            6.500           6/1/2031     1,000,000    1,080,520
Oklahoma DFA Revenue Hillcrest Healthcare System Prerefunded              5.625          8/15/2019     2,185,000    2,297,833
Oklahoma DFA Revenue Prerefunded                                          5.625          8/15/2029     1,000,000    1,051,640
Osceola County School Board FL COP AMBAC Prerefunded                      5.250           6/1/2027     1,000,000    1,098,670
Palm Beach County FL Solid Waste AMBAC                                    6.000          10/1/2009        60,000       63,489
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue MBIA Prerefunded                                              5.250          12/1/2016     1,000,000    1,116,860
Puerto Rico Commonwealth Highway
& Transportation Authority Revenue Prerefunded                            5.750           7/1/2041     1,500,000    1,670,130
Puerto Rico Electric Power Authority Power Revenue FSA Prerefunded        5.250           7/1/2029     1,000,000    1,073,860
Puerto Rico Public Buildings Authority NCL                                5.750           7/1/2016     2,000,000    2,171,900
Texas Municipal Power Agency MBIA Prerefunded (c)                         0.000           9/1/2016        10,000        7,202

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value ($)
Security                                                                   Rate           Maturity        Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Government Backed (continued)
Tobacco Settlement Authority Iowa Prerefunded                             5.600%          6/1/2035     2,000,000    2,189,720
Tobacco Settlement Financing Corporation NJ                               5.000           6/1/2010       500,000      527,310
Tobacco Settlement Financing Corporation NJ Prerefunded                   4.375           6/1/2019       215,000      215,862
Tobacco Settlement Financing Corporation NJ Prerefunded                   6.000           6/1/2037     2,000,000    2,237,960
Tobacco Settlement Financing Corporation VA Prerefunded                   5.625           6/1/2037     2,000,000    2,250,860
Tobacco Settlement Financing Corporation NJ Prerefunded                   6.750           6/1/2039     1,855,000    2,176,509
Tobacco Settlement Financing Corporation NJ Prerefunded                   6.250           6/1/2043     2,000,000    2,299,260
                                                                                                                   ----------
                                                                                                                   31,928,497
                                                                                                                   ----------

Housing Revenue--4.4%
California Housing Finance Agency AMT                                     4.600           2/1/2041     1,500,000    1,496,370
Colorado HFA Single Family Project AMT (a) (b)                            6.800           2/1/2031     1,225,000    1,287,120
Colorado HFA Single Family Project AMT FHA (a)                            6.600           8/1/2032       925,000      960,529
Florida Housing Finance Corporation FSA                                   5.750           1/1/2017        20,000       20,107
Massachusetts Housing Finance Agency AMT (a)                              3.900          12/1/2017     1,000,000    1,015,260
Ohio HFA Mortgage Revenue AMT GNMA                                        5.350           9/1/2018       160,000      160,795
Rhode Island Housing and Mortgage Finance Corporation                     4.950          10/1/2016       130,000      130,226
Utah HFA AMT SFM                                                          5.400           7/1/2020       130,000      128,534
Virginia Housing Development Authority AMT NCL                            4.250           7/1/2013     2,000,000    1,992,920
Wyoming Community Development Authority Housing Revenue AMT               5.500          12/1/2017     1,000,000    1,052,570
                                                                                                                   ----------
                                                                                                                    8,244,431
                                                                                                                   ----------

Industrial Development--6.8%
Buckeye Tobacco Settlement Financing Authority OH                         5.125           6/1/2024     2,495,000    2,326,488
Dayton OH Special Facilities Revenue AMT NCL                              6.200          10/1/2009     1,000,000    1,051,080
Gloucester NJ Resource Recovery (a)                                       6.850          12/1/2029       500,000      516,945
Golden State Tobacco Securitization Corporation CA                        4.500           6/1/2027     2,830,000    2,504,210
Hendersonville TN Kroger                                                  5.950         12/15/2008        65,000       65,432
Massachusetts DFA Waste Management Resource Recovery AMT (a)              6.900          12/1/2029       500,000      517,340
Mohegan Tribe Indians Gaming Authority CT                                 5.375           1/1/2011       700,000      706,825
Northern Tobacco Securitization Corporation Alaska                        4.625           6/1/2023       975,000      890,497
San Manuel Entertainment Series 2004-C                                    4.500          12/1/2016     1,000,000      952,960
Tobacco Settlement Authority of Southern California                       4.750           6/1/2025       975,000      899,652
Tobacco Settlement Authority WA                                           6.500           6/1/2026       930,000      957,007
Tobacco Settlement Financing Corporation NJ                               4.500           6/1/2023     1,265,000    1,135,148
                                                                                                                   ----------
                                                                                                                   12,523,584
                                                                                                                   ----------

Insured Bonds--28.3%
Atlanta GA Airport Revenue AMT FSA NCL                                    5.250           1/1/2013     1,000,000    1,055,240
Bourbonnais IL Industrial Project Revenue NCL RADIAN                      5.000          11/1/2015     1,000,000    1,050,770
California AMBAC                                                          6.000           4/1/2016     1,000,000    1,151,200
Charleston SC COP MBIA                                                    6.000          12/1/2008     1,000,000    1,028,120
Chicago O'Hare International Airport IL Revenue AMBAC AMT                 5.500           1/1/2012     1,000,000    1,033,440
Chicago O'Hare International Airport IL Revenue MBIA NCL                  5.250           1/1/2017     1,000,000    1,085,260
Citizens Property Insurance Corporation FL MBIA NCL                       5.000           3/1/2014     1,000,000    1,064,050
Citizens Property Insurance Corporation FL MBIA NCL                       5.000           3/1/2015     2,000,000    2,127,100
Clark County NV AMBAC                                                     5.000          11/1/2013     1,000,000    1,090,190
Cleveland OH Waterworks Revenue MBIA                                      5.500           1/1/2013     1,500,000    1,595,160
Colorado State Department of Corrections Penitentiary II Project B AMBAC  5.000           3/1/2015     1,000,000    1,088,140
Cook County IL Community Consolidated School District FSA NCL             6.750           5/1/2010     1,200,000    1,306,428
Denver City and County CO Airport Revenue AMT FGIC                        5.250         11/15/2013     1,000,000    1,034,690
Detroit MI City School District FSA NCL                                   5.000           5/1/2014     1,000,000    1,091,750
Detroit MI Sewer Disposal Revenue MBIA NCL                                5.000           7/1/2013     1,000,000    1,086,220

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value ($)
Security                                                                   Rate           Maturity        Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Insured Bonds (continued)
Detroit MI Sewer Disposal Revenue FSA NCL                                 5.250%          7/1/2019     1,000,000    1,097,980
Douglas County CO School District MBIA                                    7.000         12/15/2012       625,000      732,300
Fairfax County VA EDA Residential Recovery AMBAC AMT NCL                  6.100           2/1/2011     1,000,000    1,081,420
Fort Bend County TX MBIA NCL                                              5.000           3/1/2014     1,000,000    1,090,590
Golden State Tobacco Securitization Corporation CA AMBAC                  5.000           6/1/2020       500,000      505,475
  (4.60% beginning 6/1/2010) (d)
Golden State Tobacco Securitization Corporation CA AMBAC                  0.000           6/1/2023       750,000      606,135
Harris County Health Facility Development Corporation TX MBIA             6.000           6/1/2013     1,000,000    1,124,590
Hawaii Harbor AMT FSA                                                     5.000           1/1/2014     1,000,000    1,073,620
Honolulu City and County HI Board Water Supply AMT MBIA                   5.000           7/1/2014     1,000,000    1,063,230
Indianapolis IN Airport Authority AMT AMBAC                               5.000           1/1/2017     1,000,000    1,025,050
Intermountain Power Agency UT MBIA NCL                                    6.500           7/1/2010     1,000,000    1,089,020
Louisiana Citizens Property Insurance Corporation AMBAC NCL               5.250           6/1/2010     2,000,000    2,095,980
Louisville and Jefferson County KY Regional Airport Authority             5.500           7/1/2011     1,355,000    1,438,644
  Revenue FSA AMT
Lubbock County TX FSA                                                     4.500          2/15/2021     1,000,000    1,009,420
Metropolitan Washington DC Airports Authority
Airport System Revenue AMT MBIA                                           5.000          10/1/2012     1,000,000    1,051,260
Metropolitan Washington DC Airports Authority
  Airport System Revenue AMT AMBAC NCL                                    5.000          10/1/2015     1,000,000    1,047,700
Miami Dade County FL Aviation Revenue AMT MBIA                            5.250          10/1/2014     1,000,000    1,037,130
Midlothian TX Development Authority RADIAN                                5.000         11/15/2013       530,000      564,355
New Jersey Health Care Facilities Financing Authority Revenue AMBAC       4.800           8/1/2021       280,000      281,406
New Jersey Transit Corporation COP AMBAC NCL                              5.250          9/15/2014     1,000,000    1,083,430
New Jersey Transportation Trust Fund Authority FSA                        5.750         12/15/2014       230,000      263,762
New Orleans LA Aviation Board Revenue AMT FSA NCL                         5.000           1/1/2011     1,060,000    1,104,880
New York State Dormitory Authority State University
  Educational Facilities MBIA Prerefunded                                 6.000          5/15/2015     1,000,000    1,087,910
North Carolina Medical Care Community Revenue AMBAC                       5.000          10/1/2012       750,000      797,055
North Slope Boro Alaska MBIA                                              5.000          6/30/2016     1,000,000    1,092,310
Pasco County FL Solid Waste AMBAC AMT NCL                                 6.000           4/1/2010     1,000,000    1,065,870
Pennsylvania Economic DFA Resource Recovery
  Revenue; Colver Project AMT AMBAC                                       5.000          12/1/2012     1,000,000    1,067,050
Platte River Power Authority CO Power Revenue FSA                         5.000           6/1/2013     2,000,000    2,186,860
Port of Seattle WA Revenue AMBAC AMT                                      5.000          10/1/2014     2,000,000    2,150,080
Saint Louis MO Airport Revenue FSA NCL                                    5.000           7/1/2013     1,000,000    1,078,210
Saint Louis MO Airport Revenue FSA NCL                                    5.000           7/1/2014     1,250,000    1,355,750
Sweetwater County WY Improvement Project Powers Board MBIA                5.000         12/15/2009     1,120,000    1,164,374
                                                                                                                   ----------
                                                                                                                   52,400,604
                                                                                                                   ----------

Lease Revenue--6.7%
Broward County FL School Board COP FGIC                                   5.000           7/1/2013     1,000,000    1,056,030
Greenville County SC School District                                      5.000          12/1/2011     1,000,000    1,074,210
New Jersey B PPTYS Lease Revenue King County Washington Project           5.000          12/1/2014     1,000,000    1,100,870
New York State Dormitory Authority Revenue (a)                            5.250         11/15/2023     2,500,000    2,682,150
New York State Thruway Authority Service Contract Revenue NCL             5.000           4/1/2011     1,000,000    1,062,180
Puerto Rico Public Buildings Authority NCL                                5.250           7/1/2017     2,000,000    2,087,660
Puerto Rico Public Finance Corporation LOC:
  Government Development Bank for Puerto Rico (a)                         5.750           8/1/2027     2,250,000    2,367,112
Tobacco Settlement Funding Corporation NY                                 5.250           6/1/2013     1,000,000    1,003,000
                                                                                                                   ----------
                                                                                                                   12,433,212
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par       Value ($)
Security                                                                     Rate           Maturity        Value      (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Revenue Bonds--16.5%
Alaska Student Loan Corporation Revenue AMT NCL                              5.250%        6/1/2014      1,000,000    1,070,990
Atlanta GA Airport Revenue AMT FSA NCL                                       5.250         1/1/2012        900,000      935,532
Chicago O'Hare International Airport IL Revenue FGIC NCL                     5.250         1/1/2014      1,000,000    1,080,570
Clark County NV Airport Revenue AMT FGIC NCL                                 5.250         7/1/2012      1,000,000    1,054,280
Energy Northwest WA Electric Revenue NCL                                     5.000         7/1/2011      1,000,000    1,066,770
Energy Northwest WA Electric Revenue NCL                                     5.500         7/1/2015      1,000,000    1,120,150
Energy Northwest WA Electric Revenue NCL                                     5.000         7/1/2015      1,000,000    1,088,520
Franklin County OH Revenue Refunding Trinity Health Credit NCL               5.000         6/1/2014      1,340,000    1,407,241
Harris County TX Toll Revenue FGIC NCL                                       6.000         8/1/2012      1,000,000    1,116,990
Illinois HEFA Condell Medical Center                                         6.000        5/15/2010        270,000      272,722
Indiana Health Facility Financing Authority Revenue                          5.000        11/1/2011        500,000      528,105
Kenton County KY Airport Board Airport Revenue AMT XLCA NCL                  5.000         3/1/2013      2,500,000    2,536,825
Massachusetts HEFA Lahey Clinic Medical Center FGIC NCL                      5.000        8/15/2014      1,000,000    1,071,340
Mesa AZ Utility System Revenue FGIC                                          5.000         7/1/2018      1,000,000    1,059,150
Metropolitan Washington DC Airports Authority
Airport System Revenue AMT FGIC NCL                                          5.500        10/1/2012      1,715,000    1,827,127
Metropolitan Transportation Authority NY Revenue NCL                         5.250       11/15/2014      1,000,000    1,105,630
Michigan Hospital Finance Authority Revenue NCL                              5.250       11/15/2010      1,000,000    1,052,060
Minneapolis and Saint Paul MN Metropolitan Airports
Commission Airports Revenue FGIC NCL                                         5.000         1/1/2016      1,000,000    1,068,030
New York City NY Industrial Development Agency Special Facility Revenue AMT  5.500         1/1/2014      1,000,000    1,066,720
Port Authority NY and NJ AMT FGIC NCL                                        5.000        10/1/2013      1,000,000    1,067,170
Puerto Rico Electric Power Authority Revenue XLCA NCL                        5.500         7/1/2016        500,000      541,605
Puerto Rico Commonwealth Highway and Transportation Authority Revenue        5.000         7/1/2016      1,000,000    1,048,800
Raleigh Durham NC Airport Authority AMT FGIC NCL                             5.000         5/1/2014      1,190,000    1,248,370
SA Energy Acquisition Public Facility Corporation TX Gas Supply Revenue      5.250         8/1/2014      1,000,000    1,014,430
Tennessee Energy Acquisition Corporation                                     5.250         9/1/2017      2,000,000    1,983,800
Texas Municipal Gas Acquisition and Supply Corporation I Gas Supply Revenue  5.000       12/15/2011      1,000,000    1,004,950
Texas Transportation Commission First Tier Revenue NCL                       5.000         4/1/2016      1,000,000    1,097,230
                                                                                                                    -----------
                                                                                                                     30,535,107
                                                                                                                    -----------

Special Revenues--4.2%
Florida Hurricane Catastrophe Funding Financial Corporation (b)              5.250         7/1/2012      2,000,000    2,135,200
Hillsborough County FL Assessment Revenue FGIC                               5.000         3/1/2013      1,000,000    1,067,580
Jicarilla NM Apache Nation Revenue                                           5.000         9/1/2013        500,000      533,615
Puerto Rico Commonwealth Government Development Bank                         5.000        12/1/2015      1,000,000    1,049,880
Puerto Rico Commonwealth Government Development Bank AMT                     5.250         1/1/2015        600,000      626,592
Scottsdale AZ Excise Tax Revenue                                             5.000         7/1/2015      1,550,000    1,712,176
Stafford TX Economic Development FGIC                                        6.000         9/1/2015        525,000      602,994
Wisconsin State Transportation Revenue                                       5.500         7/1/2010         15,000       15,993
                                                                                                                    -----------
                                                                                                                      7,744,030
                                                                                                                    -----------
TOTAL BONDS (Cost $175,000,558)                                                                                     176,603,539
                                                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Par          Value ($)
Security                                                              Rate               Maturity      Value        (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.9%

Short-Term Bonds--2.9%
Grand Forks ND Hospital Facilities Revenue (a)                        1.200%             12/1/2016     3,800,000    3,800,000
Kansas State Department of Transportation Highway Revenue (a)         1.000               9/1/2020       600,000      600,000
University NC Hospital at Chapel Hill (a)                             1.200              2/15/2031       925,000      925,000
                                                                                                                  -----------
Total Short-Term Bonds (Cost $5,325,000)                                                                            5,325,000
                                                                                                                  -----------

                                                                                                        Shares
Investment Companies--1.0%                                                                             --------
Wells Fargo National Tax-Free Money Market Fund (Cost $1,865,224)                                      1,865,224    1,865,224
                                                                                                                  -----------
Total Short-Term Investments (Cost $7,190,224)                                                                      7,190,224
                                                                                                                  -----------

TOTAL INVESTMENTS--99.2% (Cost $182,190,782)                                                                      183,793,763
                                                                                                                  -----------

OTHER ASSETS, LESS LIABILITIES--0.8%                                                                                1,561,545
                                                                                                                  -----------

NET ASSETS--100%                                                                                                  185,355,308
                                                                                                                  ===========

Notes to Schedule of Investments:
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
COP--Certificate of Participation
DFA--Development Finance Authority
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GTD--Guaranteed
HEFA--Heatlth & Educational Facilities Authority
HFA--Housing Finance Authority
MBIA--Municipal Bond Investors Assurance Insurance Corporation
NCL--Non-callable
PSF--Permanet School Fund
RADIAN--Radian Group
SFM--Single Family Mortgage
XLCA--XL Capital Assurance Inc.
(a) Variable Rate Security; rate indicated is as of March 31, 2008. Variable rate securities that reset monthly or more frequently are securities for reporting purposes.
(b)  Denotes all or part of security segregated as collateral,
(c)  Zero coupon security.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

         Statement of Assets and Liabilities March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

  Investment in securities, at value (Note 1A) (cost $182,190,782)                              $183,793,763
  Receivable for investments sold                                                                    976,267
  Interest receivable                                                                              2,526,736
  Receivable for Fund shares sold                                                                    217,802
  Prepaid expenses                                                                                    30,940
                                                                                                ------------
    Total assets                                                                                 187,545,503
Liabilities
  Cash overdraft due to custodian                                                 $1,854,587
  Payable for Fund shares redeemed                                                   182,775
  Distributions payable                                                               68,728
  Payable to investment advisor (Note 2)                                              48,208
  Accrued accounting, administration, custody and transfer agent fees (Note 2)        18,574
  Accrued professional fees                                                           16,527
  Accrued trustees' fees and expenses (Note 2)                                           801
                                                                                  ----------
    Total liabilities                                                                              2,190,200
                                                                                                ------------
Net Assets                                                                                      $185,355,308
                                                                                                ============
Net Assets consist of:
  Paid-in capital                                                                               $183,682,734
  Accumulated net realized gain                                                                       51,474
  Undistributed net investment income                                                                 18,119
  Net unrealized appreciation                                                                      1,602,981
                                                                                                ------------
Total Net Assets                                                                                $185,355,308
                                                                                                ============
Shares of beneficial interest outstanding                                                          8,558,900
                                                                                                ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                               $      21.66
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                               $4,259,833
  Dividend income from affiliated investments (Note 1F)                                             91,011
                                                                                                ----------
                                                                                                 4,350,844
Expenses
  Investment advisory fee (Note 2)                                                $ 429,706
  Accounting, administration, custody and transfer agent fees (Note 2)               65,565
  Registration fees                                                                  30,988
  Professional fees                                                                  18,274
  Administrative service fees (Note 2)                                               13,474
  Trustees' fees and expenses (Note 2)                                                8,134
  Insurance expense                                                                   2,778
  Miscellaneous expenses                                                             11,988
                                                                                  ----------
    Total expenses                                                                  580,907
Deduct:
  Waiver of invesment advisory fee (Note 2)                                         (97,489)
                                                                                  ----------
    Net expenses                                                                                   483,418
                                                                                                ----------
      Net investment income                                                                      3,867,426
                                                                                                ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on
    Investments                                                                                    303,184
  Change in unrealized appreciation (depreciation) on
    Investments                                                                                    773,034
                                                                                                ----------
      Net realized and unrealized gain (loss) on investments                                     1,076,218
                                                                                                ----------
Net Increase in Net Assets from Operations                                                      $4,943,644
                                                                                                ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended       For the
                                                                                 March 31, 2008       Year Ended
                                                                                   (Unaudited)     September 30, 2007
                                                                                ----------------   ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                           $  3,867,426        $  5,754,463
  Net realized gain (loss)                                                             303,184             134,023
  Change in net unrealized appreciation (depreciation)                                 773,034            (608,630)
                                                                                  ------------        ------------
  Net increase (decrease) in net assets from investment operations                   4,943,644           5,279,856
                                                                                  ------------        ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                        (3,867,426)         (5,754,463)
                                                                                  ------------        ------------
  Total distributions to shareholders                                               (3,867,426)         (5,754,463)
                                                                                  ------------        ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                  51,488,121         108,485,320
  Value of shares issued in reinvestment of distributions                            3,473,620           5,083,310
  Cost of shares redeemed (net of redemption fees of $2,453 and $1,133,
    respectively)                                                                  (72,162,403)        (39,541,640)
                                                                                  ------------        ------------
  Net increase (decrease) in net assets from Fund share transactions               (17,200,662)         74,026,990
                                                                                  ------------        ------------

Total Increase (Decrease) in Net Assets                                            (16,124,444)         73,552,383

Net Assets
  At beginning of period                                                           201,479,752         127,927,369
                                                                                  ------------        ------------
  At end of period (including undistributed net investment income of
    $18,119 and $18,119)                                                          $185,355,308        $201,479,752
                                                                                  ============        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                       For the
                                                   Six Months Ended                    Year Ended September 30,
                                                    March 31, 2008    ------------------------------------------------------------
                                                      (Unaudited)        2007         2006         2005        2004         2003
                                                      -----------     --------      --------     --------    --------      -------
Net Asset Value, Beginning of Period                   $  21.60       $  21.69      $  21.71     $  22.05    $  22.78      $ 22.78
                                                       --------       --------      --------     --------    --------      -------

From Investment Operations:
  Net investment income * (a)                              0.39           0.78          0.78         0.77        0.69         0.81
  Net realized and unrealized
    gains (loss) on investments                            0.06          (0.09)        (0.02)       (0.29)      (0.08)        0.07
                                                       --------       --------      --------     --------    --------      -------
Total from operations                                      0.45           0.69          0.76         0.48        0.61         0.88
                                                       --------       --------      --------     --------    --------      -------

Less Distributions to Shareholders:
  From net investment income                              (0.39)         (0.78)        (0.78)       (0.77)      (0.71)       (0.81)
  From net realized gains on investments                     --             --            --        (0.05)      (0.63)       (0.07)
                                                       --------       --------      --------     --------    --------      -------
Total distributions to shareholders                       (0.39)         (0.78)        (0.78)       (0.82)      (1.34)       (0.88)
                                                       --------       --------      --------     --------    --------      -------

Net Asset Value, End of Period                         $  21.66       $  21.60      $  21.69     $  21.71    $  22.05      $ 22.78
                                                       ========       ========      ========     ========    ========      =======

Total Return (b)                                           2.11%(c)       3.26%         3.58%        2.18%       2.76%        3.88%

Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                  0.45%(d)       0.45%         0.45%        0.45%       0.50%        0.65%
  Net Investment Income (to average daily net              3.61%(d)       3.63%         3.61%        3.50%       3.16%        3.58%
    assets)*
  Portfolio Turnover                                         21%(c)         10%           29%          35%         72%          42%
  Net Assets, End of Period (000's omitted)            $185,355       $201,480      $127,927     $109,314    $111,887      $70,505

----------------
*    For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursements would have been:

Net investment income per share (a)                    $   0.38       $   0.75      $   0.74     $   0.73    $   0.65      $  0.80
Ratios (to average daily net assets):
  Expenses                                                 0.54%(d)       0.59%         0.63%        0.62%       0.68%        0.68%
  Net investment income                                    3.52%(d)       3.48%         3.43%        3.33%       2.97%        3.55%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from federal income taxes, while seeking preservation of shareholders' capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Tax-exempt bonds and notes are priced at market on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, are distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for capital loss carryovers.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G. New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for the six months ended March 31, 2008. Pursuant to this arrangement, for the six months ended March 31, 2008, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $97,489. This arrangement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,826, for the six months ended March 31, 2008.

     The Trust has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $60,739 for the six months ended March 31, 2008.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $869 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the statement of operations. See Note 6 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $3,800, which amount is included in miscellaneous expenses in the Statement of Operations for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $9,193 for fees payable to BNY Mellon Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of Standish Mellon, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                      Purchases                   Sales
                                     -----------               -----------
Non-U.S. Government Securities       $43,035,544               $61,346,776
                                     ===========               ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                        For the
                                                    Six Months Ended                       For the
                                                     March 31, 2008                       Year Ended
                                                       (Unaudited)                    September 30, 2007
                                                    ----------------                  ------------------
     Shares sold                                        2,374,857                          5,034,122
     Shares issued to shareholders
       in reinvestment of distributions                   160,220                            235,626
     Shares redeemed                                   (3,305,286)                        (1,838,195)
                                                       ----------                         ----------
     Net increase (decrease)                             (770,209)                         3,431,553
                                                       ==========                         ==========

At March 31, 2008, two shareholders of record, in the aggregate, held approximately 64.7% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund was charged $2,453 in redemption fees which is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The tax basis components of distributable earnings and the federal tax cost as of March 31, 2008 were as follows:

                  Cost for federal income tax purposes     $182,190,782
                                                           ============
                  Gross unrealized appreciation            $  2,825,260
                  Gross unrealized depreciation              (1,222,279)
                                                           ------------
                  Net unrealized appreciation
                    (depreciation)                         $  1,602,981
                                                           ============

(6)  Line of Credit:

     On behalf of the Fund, and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund did not borrow from the line of credit.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (3.73% vs. 3.64%), but slightly underperformed its peer group average return for the three-year period (3.22% vs. 3.23%) and five-year period (3.39% vs. 3.42%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.40%, which was in the 2nd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.525%. The Fund's net management fee (after giving effect to expense limitations) was 0.231% (which included administrative services fees under Lipper's calculation methodology), well below the peer group median net management fee of 0.399%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.45% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 0.551%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred losses in operating the Fund in 2005 and 2006.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

              Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                   Position(s)    Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                 Held with      and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth                Trust          Time Served*    5 Years                    Trustee       Trustee        2008)
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,         17            None           Fund: $1,891
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,      17            None           Fund: $1,891
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens           17            None           Fund: $1,891
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street      17            None           Fund: $2,069
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)        Trustee        Since 2008      Director, Vice Chairman    17            None           Fund: $0
The Dreyfus Corporation      (Chairman),                    and Chief Operating Officer
200 Park Ave., 55th Fl.      President and                  of The Dreyfus Corporation;
New York, NY 10166           Chief Executive                Executive Vice President
8/24/48                      Officer                        of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                      Position(s)          and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust      Time Served           During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       Treasurer and        since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                  Officer              CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President            President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)             Chief                Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

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

                           MELLON INSTITUTIONAL FUNDS
                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                    6933SA0308

                                             MELLON INSTITUTIONAL FUNDS

                                             The Boston Company
Semiannual Report                            Small Cap Tax-Sensitive Equity Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Expenses Paid
                                  Beginning           Ending         During Period+
                                Account Value     Account Value      October 1, 2007
                               October 1, 2007    March 31, 2008    to March 31, 2008
-------------------------------------------------------------------------------------
Actual                            $1,000.00          $  875.80           $4.31
Hypothetical (5% return
  per year before expenses)       $1,000.00          $1,020.40           $4.65

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                      Percentage of
Top Ten Holdings*                       Sector                        Investments
-----------------------------------------------------------------------------------
Investment Technology Group, Inc.       Financials                    2.0%
W-H Energy Services, Inc.               Energy                        1.9
Bare Escentuals, Inc.                   Consumer Staples              1.9
PerkinElmer, Inc.                       Health Care                   1.8
Wright Medical Group, Inc.              Health Care                   1.8
ManTech International Corp., Class A    Technology                    1.8
Penn Virginia Corp.                     Energy                        1.8
NeuStar, Inc., Class A                  Telecommunication Services    1.7
Thermo Fisher Scientific, Inc.          Health Care                   1.7
Pediatrix Medical Group, Inc.           Health Care                   1.7
                                                                     ----
                                                                     18.1%

*    Excludes short-term securities and investment of cash collateral.

                                                                   Percentage of
Economic Sector Allocation                                         Net Assets
-----------------------------------------------------------------------------------
Consumer Discretionary                                                 13.4%
Consumer Staples                                                        6.6
Energy                                                                 10.2
Financials                                                              5.0
Health Care                                                            22.2
Industrials                                                             8.2
Materials                                                               3.2
Technology                                                             22.9
Telecommunications Services                                             1.6
Short-term and Other Assets                                             6.7
                                                                      -----
                                                                      100.0%

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value ($)
Security                                   Shares        (Note 1A)
--------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.6%
EQUITIES--93.3%
Consumer Discretionary--13.4%
Bright Horizons Family Solutions, Inc.      52,520a,b     2,260,461
Dollar Tree, Inc.                          136,420a       3,763,828
Interactive Data Corp.                      52,980a       1,508,341
Interface, Inc., Class A                   259,710b       3,648,926
J.Crew Group, Inc.                          38,730a,b     1,710,704
JOS A Bank Clothiers, Inc.                  47,830a,b       980,515
Lions Gate Entertainment Corp.             437,500a       4,265,625
Panera Bread Co., Class A                   34,290a,b     1,436,408
Papa John's International, Inc.            133,590a       3,234,214
Playboy Enterprises, Inc., Class B         120,420a       1,003,099
Polaris Industries, Inc.                    91,940b       3,770,459
Texas Roadhouse, Inc., Class A              39,380a         385,924
THQ, Inc.                                  129,440a,b     2,821,792
Tractor Supply Co.                          31,183a,b     1,232,352
True Religion Apparel, Inc.                126,390a,b     2,344,535
Ulta Salon, Cosmetics & Fragrance, Inc.    109,070a,b     1,531,343
Volcom, Inc.                                78,420a       1,584,868
WMS Industries, Inc.                        57,350a,b     2,062,880
                                                         39,546,274
Consumer Staples--6.6%
Alberto-Culver Co.                         128,680        3,527,119
Bare Escentuals, Inc.                      218,651a,b     5,120,806
Hansen Natural Corp.                        72,940a,b     2,574,782
Longs Drug Stores Corp.                     74,490b       3,162,845
Nu Skin Enterprises, Inc., Class A          75,270b       1,356,365
Ruddick Corp.                               97,180b       3,582,055
                                                         19,323,972
Energy--10.2%
Berry Petroleum Co., Class A                64,750b       3,010,227
Cal Dive International, Inc.               155,900a       1,618,242
Complete Production Services, Inc.         150,130a       3,443,982
Comstock Resources, Inc.                   111,330a       4,486,599
Dril-Quip, Inc.                             92,450a       4,296,151
GMX Resources, Inc.                         55,640a,b     1,943,505
Lufkin Industries, Inc.                     18,621        1,188,392
Penn Virginia Corp.                        109,137b       4,811,850
W-H Energy Services, Inc.                   77,370a       5,326,925
                                                         30,125,873

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

          Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value ($)
Security                                   Shares        (Note 1A)
--------------------------------------------------------------------
Financials--5.0%
Arch Capital Group Ltd.                    27,270 a       1,872,631
Assured Guaranty Ltd.                       97,570        2,316,312
Cardtronics, Inc.                          101,680a         708,710
First Mercury Financial Corp.              53,838 a         937,320
Investment Technology Group, Inc.          121,530a       5,612,255
Max Capital Group Ltd.                      41,920        1,097,885
RLI Corp.                                   42,221        2,092,895
                                                         14,638,008
Health Care--22.2%
ABIOMED, Inc.                               52,570a,b       690,770
Allscripts Healthcare Solutions, Inc.      159,960a,b     1,650,787
Alnylam Pharmaceuticals, Inc.              40,480 a,b       987,712
Amedisys, Inc.                             76,870 a,b     3,024,066
Applera Corp.-Celera Genomics Group        114,970a,b     1,690,059
Bruker Corp.                               148,590a,b     2,286,800
CONMED Corp.                                58,530a       1,500,709
Covance, Inc.                               50,160a       4,161,775
Enzon Pharmaceuticals, Inc.                135,540a,b     1,248,323
Exelixis, Inc.                              49,400a,b       343,330
Hologic, Inc.                               59,509a,b     3,308,700
Indevus Pharmaceuticals, Inc.              162,160a,b       773,503
Integra LifeSciences Holdings Corp.         63,760a,b     2,771,647
Magellan Health Services, Inc.              36,320a       1,441,541
Natus Medical, Inc.                        165,960a,b     3,012,174
NuVasive, Inc.                              40,600a,b     1,401,106
Omnicell, Inc.                              87,770a       1,764,177
Pediatrix Medical Group, Inc.               69,240a       4,666,776
PerkinElmer, Inc.                          207,360        5,028,480
Phase Forward, Inc.                         72,870a,b     1,244,620
PSS World Medical, Inc.                    124,010a       2,066,007
Psychiatric Solutions, Inc.                 98,110a,b     3,327,891
Regeneron Pharmaceuticals, Inc.             70,120a,b     1,345,603
Sangamo Biosciences, Inc.                   81,130a,b       824,281
Sirtris Pharmaceuticals, Inc.               79,180a,b     1,028,548
Thermo Fisher Scientific, Inc.              84,110a,b     4,780,812
Thoratec Corp.                              99,799a,b     1,426,128
United Therapeutics Corp.                   18,680a,b     1,619,556
Volcano Corp.                               81,650a       1,020,625
Wright Medical Group, Inc.                 207,120a,b     4,999,877
                                                         65,436,383
Industrials--8.2%
AAR Corp.                                   90,250a,b     2,461,117
Actuant Corp., Class A                     111,930        3,381,405
American Apparel, Inc.                     132,810a,b     1,255,054

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value ($)
Security                                   Shares        (Note 1A)
--------------------------------------------------------------------
Industrials (continued)
Bucyrus International, Inc., Class A        17,306b       1,759,155
Clean Harbors, Inc.                         30,790a,b     2,001,350
Exponent, Inc.                              34,430a       1,130,681
Hurco Companies, Inc.                       20,040a         937,471
Landstar System, Inc.                       29,480b       1,537,677
McGrath Rentcorp                            38,130b         919,314
MSC Industrial Direct Co. Inc., Class A     69,560b       2,938,910
Quanta Services, Inc.                       90,480a,b     2,096,422
Stanley, Inc.                               43,200a,b     1,272,672
UTI Worldwide, Inc.                        119,130        2,392,130
                                                         24,083,358
Materials--3.2%
American Vanguard Corp.                    110,420b       1,837,389
H.B. Fuller Co.                            112,780b       2,301,840
Horsehead Holding Corp.                     88,410a       1,023,788
Minefinders Corp. Ltd.                      98,500a,b     1,209,580
OM Group, Inc.                              28,400a       1,548,936
Silver Wheaton Corp.                        90,450a       1,404,689
                                                          9,326,222
Technology--22.9%
Acme Packet, Inc.                          152,920a       1,221,831
Ariba, Inc.                                 96,630a         933,446
BigBand Networks, Inc.                     280,340a,b     1,606,348
Broadridge Financial Solutions, Inc.       171,200        3,013,120
CACI International, Inc., Class A           65,610a,b     2,988,535
CMGI, Inc.                                  66,540a         882,320
Dice Holdings, Inc.                         89,024a         793,204
Eagle Test Systems, Inc.                   133,757a,b     1,404,448
Emulex Corp.                               200,980a,b     3,263,915
FLIR Systems, Inc.                         106,850a,b     3,215,117
Forrester Research, Inc.                    89,300a,b     2,373,594
Foundry Networks, Inc.                     101,680a,b     1,177,454
Informatica Corp.                           82,540a,b     1,408,132
InterDigital, Inc.                          65,170a,b     1,291,018
Intervoice, Inc.                            74,622a         593,991
IPG Photonics Corp.                         92,940a       1,458,229
Jack Henry & Associates, Inc.               73,280b       1,807,818
Limelight Networks, Inc.                   229,915a,b       744,925
ManTech International Corp., Class A       109,220a       4,954,219
Mellanox Technologies Ltd.                 112,850a       1,572,000
Metavante Technologies, Inc.                68,710a       1,373,513
Microsemi Corp.                            105,110a,b     2,396,508
Netscout Systems, Inc.                     333,700a       3,103,410
ON Semiconductor Corp.                     537,010a       3,050,217

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value ($)
Security                                                  Shares           (Note 1A)
--------------------------------------------------------------------------------------
Technology (continued)
PMC-Sierra, Inc.                                             408,750a,b      2,329,875
Polycom, Inc.                                                 87,720a,b      1,977,209
QAD, Inc.                                                    158,220b        1,330,630
SkillSoft PLC ADR                                            298,620a        3,126,551
Standard Microsytems Corp.                                    51,210a        1,494,308
Teradyne, Inc.                                               118,820a,b      1,475,744
TIBCO Software, Inc.                                         223,690a        1,597,147
Ultimate Software Group, Inc.                                 58,130a,b      1,747,388
ValueClick, Inc.                                             167,860a,b      2,895,585
Virtusa Corp.                                                125,931a        1,229,087
Wright Express Corp.                                          52,520a        1,613,940
                                                                            67,444,776
Telecommunication Services--1.6%
NeuStar, Inc., Class A                                       181,300a,b      4,800,824
Total Equities (Cost $268,207,533)                                         274,725,690
INVESTMENT OF CASH COLLATERAL--12.3%
BlackRock Cash Strategies L.L.C. (Cost $36,307,403)       36,307,403c       36,307,403
TOTAL UNAFFILIATED INVESTMENTS (Cost $304,514,936)                         311,033,093
AFFILIATED INVESTMENTS--19.2%
Dreyfus Institutional Preferred Plus Money Market Fund    20,179,406d       20,179,406
Dreyfus Institutional Cash Advantage Fund                 36,475,089d,e     36,475,089
                                                                           -----------
TOTAL AFFILIATED INVESTMENTS (Cost $56,654,495)                             56,654,495
TOTAL INVESTMENTS--124.8% (Cost $361,169,431)                              367,687,588
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.8%)                             (73,133,070)
                                                                           -----------
NET ASSETS--100%                                                           294,554,518
                                                                           ===========

Notes to Schedule of Investments:
ADR--American Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of these securities amounted to $36,307,403 at 12.3% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At March 31, 2008, the Fund held the following futures contracts:

                                                                    Underlying Face     Unrealized
Contract                             Position    Expiration Date    Amount at Value    Appreciation
---------------------------------------------------------------------------------------------------
Russell 2000 Index (19 Contracts)      Long         6/19/2008         $6,555,000         $100,545

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $70,348,612 (Note 7)):
  Unaffiliated investments (cost $304,514,936)                                                   $311,033,093
  Affiliated investments (Note 1F) (cost $56,654,495)                                              56,654,495
  Cash collateral at broker for futures contracts                                                   1,017,000
  Receivable for investments sold                                                                   8,708,549
  Receivable for Fund shares sold                                                                     612,355
  Interest and dividends receivable                                                                   155,382
  Receivable for variation margin on open future contracts (Note 6)                                    56,050
  Prepaid expenses                                                                                     29,428
                                                                                                 ------------
    Total assets                                                                                  378,266,352
Liabilities
  Collateral for securities on loan (Note 7)                                      $72,782,492
  Payable for investments purchased                                                10,055,409
  Payable for Fund shares redeemed                                                    232,871
  Payable to investment advisor (Note 2)                                              580,470
  Accrued accounting, administration, custody and transfer agent fees (Note 2)         24,118
  Accrued professional fees                                                            19,046
  Accrued administrator service fees (Note 2)                                          16,905
  Other accrued expenses and liabilities                                                  523
                                                                                  -----------
    Total liabilities                                                                              83,711,834
                                                                                                 ------------
Net Assets                                                                                       $294,554,518
                                                                                                 ============
Net Assets consist of:
  Paid-in capital                                                                                $300,637,575
  Accumulated net realized loss                                                                   (12,610,189)
  Accumulated net investment loss                                                                     (91,570)
  Net unrealized appreciation                                                                       6,618,702
                                                                                                 ------------
Total Net Assets                                                                                 $294,554,518
                                                                                                 ============
Shares of beneficial interest outstanding                                                           8,415,750
                                                                                                 ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                $      35.00
                                                                                                 ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net of foreign withholding taxes of                 $    458,161
    $1,224)
  Dividend income from affiliated investments (Note 1F)                                                   485,531
  Securities lending income (Note 7)                                                                      351,164
  Interest income                                                                                          11,381
                                                                                                     ------------
    Total investment income                                                                             1,306,237
Expenses
  Investment advisory fee (Note 2)                                                    $ 1,217,705
  Accounting, administration, custody and transfer agent fees (Note 2)                     91,214
  Administrative service fees (Note 2)                                                     30,182
  Professional fees                                                                        21,806
  Registration fees                                                                        10,292
  Trustees' fees and expenses (Note 2)                                                      9,225
  Insurance expense                                                                         3,308
  Miscellaneous expenses                                                                   14,075
                                                                                      -----------
    Net expenses                                                                                        1,397,807
                                                                                                     ------------
      Net investment loss                                                                                 (91,570)
                                                                                                     ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                        (7,607,174)
    Financial futures transactions                                                        229,791
                                                                                      -----------
      Net realized gain (loss)                                                                         (7,377,383)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                       (32,618,021)
    Financial futures contracts                                                           103,188
                                                                                      -----------
      Change in net unrealized appreciation (depreciation)                                            (32,514,833)
                                                                                                     ------------
  Net realized and unrealized gain (loss)                                                             (39,892,216)
                                                                                                     ------------
Net Increase (Decrease) in Net Assets from Operations                                                $(39,983,786)
                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the
                                                                             Six Months Ended         For the
                                                                              March 31, 2008         Year Ended
                                                                               (Unaudited)       September 30, 2007
                                                                             ----------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                 $    (91,570)        $   (377,226)
  Net realized gain (loss)                                                       (7,377,383)          19,141,162
  Change in net unrealized appreciation (depreciation)                          (32,514,833)          20,921,812
                                                                               ------------         ------------
  Net increase (decrease) in net assets from investment operations              (39,983,786)          39,685,748
                                                                               ------------         ------------
Distributions to Shareholders (Note 1C)
  From net realized gains on investments                                        (22,815,052)         (27,215,421)
                                                                               ------------         ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                               50,343,126          149,130,264
  Value of shares issued to shareholders in reinvestment of distributions        17,523,678           25,616,045
  Cost of shares redeemed                                                       (26,992,527)         (31,289,631)
                                                                               ------------         ------------
  Net increase (decrease) in net assets from Fund share transactions             40,874,277          143,456,678
                                                                               ------------         ------------
Total Increase (Decrease) in Net Assets                                         (21,924,561)         155,927,005
Net Assets
  At beginning of period                                                        316,479,079          160,552,074
                                                                               ------------         ------------
  At end of period [including accumulated net investment (loss) of
                                                                               $294,554,518         $316,479,079
    $(91,570) and $0]                                                          ============         ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                               For the
                                           Six Months Ended                     Year Ended September 30,
                                            March 31, 2008     ------------------------------------------------------------
                                              (Unaudited)        2007          2006         2005         2004          2003
                                              ----------         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period           $  43.15        $  42.27      $  42.35     $  34.71     $  29.58      $  22.53
                                               --------        --------      --------     --------     --------      --------
From Operations:
  Net investment income (loss)* (a)               (0.01)          (0.07)        (0.08)       (0.10)       (0.24)        (0.11)
  Net realized and unrealized gains (loss)
    on investments                                (5.07)(b)        8.07(b)       3.08         7.74         5.37(b)       7.16(b)
                                               --------        --------      --------     --------     --------      --------
Total from operations                             (5.08)           8.00          3.00         7.64         5.13          7.05
                                               --------        --------      --------     --------     --------      --------
Less Distributions to Shareholders:
  From net realized gains on investments          (3.07)          (7.12)        (3.08)           -            -             -
                                               --------        --------      --------     --------     --------      --------
Total distributions to shareholders               (3.07)          (7.12)        (3.08)           -            -             -
                                               --------        --------      --------     --------     --------      --------
Net Asset Value, End of Period                 $  35.00        $  43.15      $  42.27     $  42.35     $  34.71      $  29.58
                                               ========        ========      ========     ========     ========      ========
Total Return                                     (12.42%)(c)      20.79%         7.49%       22.01%       17.34%        31.29%(d)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*          0.92%(e)        0.96%         0.99%        0.99%        1.03%         1.00%
  Net Investment Income (Loss)
    (to average daily net assets)*                (0.06%)(e)      (0.17%)       (0.18%)      (0.26%)      (0.71%)       (0.43%)
  Portfolio Turnover                                106%(c)         170%          169%         137%         150%          252%
  Net Assets, End of Period (000's omitted)    $294,555        $316,479      $160,552     $160,035     $120,372      $106,718

-------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios excluding waivers and reimbursements would have been:

     Net investment income per share (a)            N/A             N/A           N/A          N/A          N/A      $  (0.13)
     Ratios (to average daily net assets):
       Expenses                                     N/A             N/A           N/A          N/A          N/A          1.07%
       Net investment income (loss)                 N/A             N/A           N/A          N/A          N/A         (0.50%)

(a)  Calculated based on average shares outstanding.
(b) Amounts include litigation proceeds received by the Fund of $0.01 for the six months ended March 31, 2008, $0.04 for the year ended September 30, 2007, $0.03 for the year ended September 30, 2004 and $0.01 for the year ended September 30, 2003.
(c)  Not annualized.
(d)  Total return would have been lower in the absence of expense waivers.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize after-tax total return, consisting of long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies. The Fund considers small cap companies to have total market capitalizations equal to or less than the total market capitalization of the largest company included in the Russell 2000 Growth Index. The Fund may also invest in equity index futures contracts based primarily upon the Russell 2000 Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G.   New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $5,739, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $85,475 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $150,462 for the six months ended March 31, 2008. See Note 7 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $426 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 8 for further details.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,117, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $2,885, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $22,751 for fees payable to BNY Mellon Private Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                            Purchases             Sales
                                           ------------        ------------
     Non-U.S. Government Securities        $317,849,959        $304,810,206
                                           ============        ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                              For the
                                           Six Months Ended         For the
                                            March 31, 2008         Year Ended
                                             (Unaudited)       September 30, 2007
                                           ----------------    ------------------
     Shares sold                              1,315,040             3,640,582
     Shares issued to shareholders
       in reinvestment of distributions         452,107               659,528
     Shares redeemed                           (685,718)             (764,326)
                                              ---------             ---------
     Net increase (decrease)                  1,081,429             3,535,784
                                              =========             =========

     At March 31, 2008, four shareholders of record, in the aggregate held approximately 79.8% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

                Cost for federal income tax purposes           $361,169,431
                                                               ============
                Gross unrealized appreciation                  $ 21,712,741
                Gross unrealized depreciation                   (15,094,039)
                                                               ------------
                Net unrealized appreciation (depreciation)     $  6,618,702
                                                               ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms.

     The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $1,622,024 of which $1,270,860 was rebated to borrowers or paid in fees. At March 31, 2008, the Fund had securities valued at $70,348,612 on loan of which $72,782,492 was collateralized with cash and $178,810 was collateralized with highly liquid securities. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund did not have any borrowings outstanding.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

     Factors Considered by the Trustees in Approving the Investment Advisory
                              Agreement (Unaudited)
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

(v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------

Investment Performance

The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (18.50% vs. 18.60%) and three-year period (14.77% vs. 14.81%), and outperformed its peer group average return for the five-year period (16.99% vs. 16.89%).

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Fund's contractual advisory fee was 0.80%, which was in the 2nd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.85%. The Fund's net management fee was 0.808% (which included administrative services fees under Lipper's calculation methodology), below the peer group median net management fee of 0.850%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.992% was lower than the median net expense ratio of the peer group of 1.105%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred gains in operating the Fund in 2005 and 2006.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------

Other Benefits

The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                     Trustee
                                                             Principal                 Portfolios in  Other          Remuneration
Name (Age)                                   Term of Office  Occupation(s)             Fund Complex   Directorships  (period ended
Address, and                Position(s)      and Length of   During Past               Overseen by    Held by        March 31,
Date of Birth               Held with Trust  Time Served*    5 Years                   Trustee        Trustee        2008)
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)      Trustee          Trustee since   Chairman Emeritus,             17            None       Fund: $2,120
61 Meadowbrook Road                          11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                             ("DRI") (biotechnology
9/30/40                                                      research and consulting
                                                             firm); formerly Chairman
                                                             of the Board and Chief
                                                             Executive Officer, DRI

Benjamin M. Friedman (63)   Trustee          Trustee since   William Joseph Maier,          17            None       Fund: $2,120
c/o Harvard University                       9/13/1989       Professor of Political
Littauer Center 127                                          Economy, Harvard
Cambridge, MA 02138                                          University
8/5/44

John H. Hewitt (73)         Trustee          Trustee since   Trustee, Mertens               17            None       Fund: $2,120
P.O. Box 2333                                11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)       Trustee          Trustee since   Trustee, Essex Street          17            None       Fund: $2,403
c/o Essex Street Associates                  11/3/1986       Associates (family
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)           Trustee      Since 2008      Director, Vice Chairman        17            None       Fund: $0
The Dreyfus Corporation       (Chairman),                    and Chief Operating
200 Park Ave., 55th Fl.      President and                   Officer of The Dreyfus
New York, NY 10166          Chief Executive                  Corporation; Executive
8/24/48                         Officer                      Vice President of The
                                                             Bank of New York Mellon
                                                             Corporation; and Director
                                                             and President of MBSC
                                                             Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                        Term of Office
Address, and                   Position(s)        and Length of     Principal Occupation(s)
Date of Birth                  Held with Trust    Time Served       During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)        Vice President,    Vice President    Vice President and Mutual Funds Controller,
BNY Mellon Asset Management    Treasurer and      since 1999;       BNY Mellon Asset Management; formerly Assistant
One Boston Place               Chief Financial    Treasurer and     Vice President and Mutual Funds Controller, Standish
Boston, MA 02108               Officer            CFO since 2002    Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)        Assistant Vice     Assistant Vice    First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management    President          President         Operations, BNY Mellon Asset Management; formerly
One Boston Place               and Secretary      since 1996;       Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                  Secretary         Standish Mellon Asset Management Company, LLC
8/19/51                                           since 2007

Mary T. Lomasney (51)          Chief              Since 2005        First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management    Compliance                           Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place               Officer                              Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                    Vice President, State Street Research & Management
4/8/57                                                              Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               MELLON INSTITUTIONAL FUNDS
                               One Boston Place
                               Boston, MA 02108-4408
                               800.221.4795
                               www.melloninstitutionalfunds.com

                                                                    6938SA0308

                                                    MELLON INSTITUTIONAL FUNDS

                                                    The Boston Company
Semiannual Report                                   International Small Cap Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    Expenses Paid
                                Beginning           Ending         During Period+
                              Account Value     Account Value      October 1, 2007
                             October 1, 2007    March 31, 2008    to March 31, 2008
-----------------------------------------------------------------------------------
Actual                          $1,000.00         $  828.90            $5.53
Hypothetical (5% return
per year before expenses)       $1,000.00         $1,018.90            $6.11

-------
+ Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                         Percentage of
Top Ten Holdings*            Country           Sector                     Investments
--------------------------------------------------------------------------------------
Union Fenosa SA                       Spain                  Utilites         1.2%
Holcim Ltd.                     Switzerland                 Materials         1.1
Koninklijke BAM Groep NV        Netherlands               Industrials         1.0
Nippon Synthetic Chemical
Industry Co., Ltd.                    Japan                 Materials         0.9
Teleperformance                      France    Consumer Discretionery         0.9
Fresenius SE                        Germany               Health Care         0.9
Incitec Pivot Ltd.                Australia                 Materials         0.9
Unibail-Rodamco REIT                 France                Financials         0.9
Wing Lung Bank Ltd.               Hong Kong                Financials         0.9
Ashmore Group PLC            United Kingdom                Financials         0.8
                                                                              ---
                                                                              9.5%

*    Excludes short-term securities.

                                               Percentage of
Geographic Region Allocation*                   Investments
------------------------------------------------------------
America ex U.S.                                    7.7%
Asia ex Japan                                     10.8
Europe ex U.K.                                    47.7
Japan                                             15.7
United Kingdom                                    18.1
                                                  ----
                                                   100%

*    Excludes short-term securities.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                      Shares      (Note 1A)
-----------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--96.2%
COMMON EQUITIES--95.0%
Australia--4.7%
Ansell Ltd.                                                    23,900       254,053
Australian Worldwide Exploration Ltd.                         127,939 a     412,785
Beach Petroleum Ltd.                                          336,761       389,366
Computershare Ltd.                                             83,808       670,254
Flight Centre Ltd.                                             21,008       406,684
Incitec Pivot Ltd.                                              6,692       863,342
Just Group Ltd.                                               158,940       575,274
Pan Australian Resources Ltd.                                 448,004 a     427,902
Sims Group Ltd.                                                24,260       658,557
                                                                          4,658,217
Belgium--1.5%
Colruyt SA                                                      1,909       491,177
EVS Broadcast Equipment SA                                      5,177       556,097
Tessenderlo Chemie NV                                          10,588       481,172
                                                                          1,528,446
Canada--7.4%
Astral Media, Inc.                                             15,500       588,858
Canadian Western Bank                                          13,800       346,378
Cogeco Cable, Inc.                                             15,340       537,939
Crescent Point Energy Trust                                    20,902       582,885
Emera, Inc.                                                    26,000       533,022
Gerdau Ameristeel Corp.                                        29,400       415,716
Industrial Alliance Insurance and Financial Services, Inc.     7,900        291,583
Laurentain Bank of Canada                                      14,400       597,018
Major Drilling Group International, Inc.                        8,500 a     443,097
Northbridge Financial Corp.                                     8,900       284,439
Oilexco, Inc.                                                  29,100 a     380,798
Petrobank Energy and Resources Ltd.                             5,600 a     254,818
Rothmans, Inc.                                                 17,240       438,937
Sherritt International Corp.                                   51,836       733,371
Thompson Creek Metals Co., Inc.                                20,423 a     372,919
WestJet Airlines Ltd.                                          30,400 a     536,140
                                                                          7,337,918
Denmark--0.9%
D/S Norden A/S                                                  3,600       400,195
Sydbank A/S                                                    13,800       501,863
                                                                            902,058
Finland--1.9%
Elisa Oyj                                                      10,003       249,794
KCI Konecranes Oyj                                             12,100       466,036
Nokian Renkaat Oyj                                              9,000       383,575

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                      Shares      (Note 1A)
-----------------------------------------------------------------------------------
Finland (continued)
Pohjola Bank PLC                                               18,360       345,746
Wartsila Oyj, Class B                                           6,300       425,129
                                                                          1,870,280
France--7.5%
Arkema                                                          5,560 a     310,862
Cap Gemini SA                                                   9,520       542,035
CNP Assurances                                                  6,190       762,913
Eramet                                                            631       509,202
IMS International Metal Service                                 9,704       385,089
Ipsen SA                                                       10,181       577,903
IPSOS                                                           9,800       304,281
Publicis Groupe                                                13,140       501,944
Rallye SA                                                       9,391       594,282
SCOR SE                                                        13,790       329,125
SEB SA                                                          2,360       431,273
Teleperformance                                                23,760       883,622
Unibail-Rodamco REIT                                            3,350       861,993
Wendel                                                          3,370       423,010
                                                                          7,417,534
Germany--7.5%
Continental AG                                                  4,747       483,982
Demag Cranes AG                                                15,592       711,778
Deutsche Boerse AG                                              3,690       594,291
Deutsche Euroshop AG                                           11,190       469,494
Deutsche Lufthansa AG                                          13,955       377,339
Hannover Rueckversicherung AG                                   7,100       370,067
KUKA AG                                                        19,258       661,477
Lanxess AG                                                     16,000       642,260
MAN AG                                                          4,240       563,136
Morphosys AG                                                    4,374 a     270,996
Salzgitter AG                                                   2,918       507,542
Stada Arzneimittel AG                                           7,860       570,847
Tognum AG                                                      26,013 a     570,345
Wincor Nixdorf AG                                               7,290       583,418
                                                                          7,376,972
Greece--2.5%
Alapis Holding Industrial and Commercial SA                   108,076       370,198
Folli-Follie SA                                                19,460       650,599
Hellenic Exchanges SA                                          17,500       415,461
Intralot SA                                                    29,700       531,636
Sarantis SA                                                    24,868       467,124
                                                                          2,435,018

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                      Shares      (Note 1A)
-----------------------------------------------------------------------------------
Hong Kong--2.3%
Neo-China Group Ltd.                                          645,500 c     422,188
Vtech Holdings Ltd.                                            70,000       339,248
Wing Hang Bank Ltd.                                            44,400       674,389
Wing Lung Bank Ltd.                                            49,400       861,247
                                                                          2,297,072
Ireland--2.4%
DCC PLC                                                        15,320       361,530
Greencore Group PLC                                            67,210       396,780
IAWS Group PLC                                                 22,990       537,088
Kerry Group PLC, Class A                                       20,470       641,391
Paddy Power PLC                                                10,604       385,151
                                                                          2,321,940
Italy--4.3%
A2A SPA                                                        90,480       332,420
Banca Popolare di Milano Scarl (BPM)                           21,390       234,829
Benetton Group SPA                                             23,571       334,861
Brembo SPA                                                     35,300       510,405
Buzzi Unicem SPA                                               14,160       352,261
Fondiaria-Sai SPA                                              10,240       424,139
Milano Assicurazioni SPA                                       60,150       403,761
Prysmian SPA                                                   29,570 a     631,063
Recordati SPA                                                  45,940       343,546
Terna Rete Elettrica Nazionale SPA                            161,442       688,695
                                                                          4,255,980
Japan--15.1%
Air Water, Inc.                                                45,800       443,618
Chugoku Marine Paints Ltd.                                     33,700       236,477
Don Quijote Co., Ltd.                                          30,500       558,086
Foster Electric Co., Ltd.                                      20,800 b     432,229
Hisamitsu Pharmaceutical Co., Ltd.                             17,400       634,263
Hitachi Capital Corp.                                          27,100       326,873
Hitachi Kokusai Electric, Inc.                                 27,343       283,289
Hogy Medical Co., Ltd.                                          5,700       294,888
Hudson Soft Co., Ltd.                                          18,900 a     321,985
Juki Corp.                                                     73,000       271,175
K's Holdings Corp.                                             17,000       344,289
Keihin Corp.                                                   18,300       265,537
Kintetsu World Express, Inc.                                   10,900       254,598
Koito Manufacturing Co., Ltd.                                  34,000       468,137
Kuroda Electric Co., Ltd.                                      23,600       312,268
Micronics Japan Co., Ltd.                                       8,200 b     263,463
Mitsubishi UFJ Lease & Finance Co., Ltd.                       11,440       399,770

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                      Shares      (Note 1A)
------------------------------------------------------------------------------------
Japan (continued)
Mitsumi Electric Co., Ltd.                                      8,200        265,408
Nihon Kohden Corp.                                             21,000        481,603
Nippon Denko Co., Ltd.                                         37,300        357,429
Nippon Sheet Glass Co., Ltd.                                   54,000        243,825
Nippon Synthetic Chemical Industry Co., Ltd.                  122,600        901,058
Nissan Chemical Industries Ltd.                                27,200        290,812
Nissin Kogyo Co., Ltd.                                         28,200        499,884
NS Solutions Corp.                                             12,200        303,025
NSD Co., Ltd.                                                  34,400        503,043
O-M Ltd.                                                       31,000        239,909
Shima Seiki Mfg., Ltd.                                         16,100        766,978
Tadano Ltd.                                                    47,000        480,232
TIS, Inc.                                                      22,400 c      454,024
Toho Pharmaceutical Co., Ltd.                                  25,700        659,963
Tokai Rika Co., Ltd.                                           22,900        600,728
Toyo Engineering Corp.                                         68,000        263,529
TS Tech Co., Ltd.                                              15,600        287,024
UBE Industries Ltd.                                            88,000        286,344
Yamaguchi Financial Group, Inc.                                58,000        658,900
Zappallas, Inc.                                                    96        295,730
                                                                          14,950,393
Luxembourg--0.3%
Millicom International Cellular S.A                             2,660 a      251,503
Netherlands--3.9%
AerCap Holdings NV                                             15,600 a      274,248
ARCADIS NV                                                      5,400        325,613
Core Laboratories NV                                            3,360 a      400,848
Fugro NV                                                        8,630        670,089
Koninklijke BAM Groep NV                                       39,285        925,830
Nutreco Holding NV                                              7,680        590,384
OPG Groep NV                                                    9,500        268,574
SNS Reaal                                                      18,391        373,038
                                                                           3,828,624
Singapore--0.8%
Singapore Petroleum Co., Ltd.                                 104,700        516,460
Wing Tai Holdings Ltd.                                        199,800        320,414
                                                                             836,874
South Korea--2.4%
CJ Internet Corp.                                              17,900        321,515
Dongbu Insurance Co., Ltd.                                      9,170        352,744
Forhuman Co., Ltd.                                                463 a        9,146
Honam Petrochemical Corp.                                       3,610        294,898
Hyundai Marine & Fire Insurance Co., Ltd.                      14,800        313,256

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value ($)
Security                                                      Shares      (Note 1A)
------------------------------------------------------------------------------------
South Korea (continued)
Korea Zinc Co., Ltd.                                            2,144        259,606
Pusan Bank                                                     36,560        458,554
SFA Engineering Corp.                                           5,993        393,854
                                                                           2,403,573
Spain--3.4%
Laboratorios Almirall SA                                       26,143 a      533,166
Mapfre SA                                                     134,500        675,140
Solaria Energia y Medio Ambiente SA                            24,128 a      452,843
Tubacex SA                                                     48,930        541,424
Union Fenosa SA                                                16,840      1,131,593
                                                                           3,334,166
Sweden--2.8%
Castellum AB                                                   36,000        439,475
NCC AB, Class B                                                24,200        704,945
Peab AB                                                        63,600        677,348
Saab AB                                                        26,400        666,790
Trelleborg AB, Class B                                         11,900        237,443
                                                                           2,726,001
Switzerland--6.0%
Galenica AG                                                       809        268,268
Holcim Ltd.                                                    10,270      1,078,821
Kaba Holding AG                                                 1,994        673,269
Kuoni Reisen Holding AG                                         1,175        652,646
Lonza Group AG                                                  3,127        414,771
PSP Swiss Property AG                                           8,560 a      578,052
Sika AG                                                           354        695,236
Syngenta AG                                                     2,630        770,803
The Swatch Group AG                                             2,930        783,478
                                                                           5,915,344
United Kingdom--17.4%
Aggreko PLC                                                    40,410        517,546
Amlin PLC                                                      70,611        380,720
Ashmore Group PLC                                             144,202        802,542
Aveva Group PLC                                                29,126        658,216
Balfour Beatty PLC                                             78,600        734,526
Beazley Group PLC                                             166,377        526,523
Cable & Wireless PLC                                          140,410        414,817
Cattles PLC                                                    60,200        276,510
Charter PLC                                                    33,580        566,322
Cookson Group PLC                                              45,300        596,801
Croda International PLC                                        32,800        431,470
Dairy Crest Group PLC                                          60,400        562,048

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Value ($)
Security                                                                    Shares        (Note 1A)
----------------------------------------------------------------------------------------------------
United Kingdom (continued)
Dana Petroleum PLC                                                             25,368 a      633,688
De La Rue PLC                                                                  26,800        471,386
DS Smith PLC                                                                   97,270        302,035
Greene King PLC                                                                38,030        426,323
Hays PLC                                                                      184,630        418,526
Inchcape PLC                                                                   64,200        512,064
Informa PLC                                                                    60,000        372,912
Interserve PLC                                                                 82,828        793,347
Jardine Lloyd Thompson Group PLC                                               45,655        335,388
John Wood Group PLC                                                            54,261        436,558
McBride PLC                                                                   146,960        306,162
N Brown Group PLC                                                              93,451        451,490
Next PLC                                                                       20,852        471,232
Petrofac Ltd.                                                                  33,970        378,113
Premier Oil PLC                                                                10,020 a      275,944
QinetiQ Group PLC                                                             149,155        571,161
Southern Cross Healthcare Ltd.                                                 28,310        210,637
Speedy Hire PLC                                                                15,830        239,017
Spirent Communications PLC                                                    385,590 a      485,806
Stagecoach Group PLC                                                           87,726        421,218
Thomas Cook Group PLC                                                         124,400        715,784
Tullett Prebon PLC                                                             43,522        411,251
United Business Media PLC                                                      37,911        405,432
Vedanta Resources PLC                                                           7,956        330,864
WSP Group PLC                                                                  31,000        372,118
                                                                                          17,216,497
TOTAL COMMON EQUITIES (Cost $93,106,873)                                                  93,864,410

PREFERRED STOCKS--1.2%

Germany--1.2%
Fresenius SE                                                                   10,500        874,292
Jungheinrich AG                                                                 8,983        326,132
TOTAL PREFERRED STOCKS (Cost $1,027,405)                                                   1,200,424
TOTAL UNAFFILIATED INVESTMENTS (Cost $94,134,278)                                         95,064,834

AFFILIATED INVESTMENTS--3.2%
Dreyfus Institutional Preferred Plus Money Market Fund (Cost $3,157,489)    3,157,489 d    3,157,489
                                                                                          ----------
TOTAL INVESTMENTS--99.4% (Cost $97,291,767)                                               98,222,323
OTHER ASSETS, LESS LIABILITIES--0.6%                                                         540,249
                                                                                          ----------
NET ASSETS--100%                                                                          98,762,572
                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Purchased on delayed delivery basis.
c Illiquid security. At the period end, the value of this security amounted to $876,212 or 0.9% of net assets.
d    Affiliated institutional money market fund.

At March 31, 2008 the Fund held the following forward foreign currency exchange contracts:

                                  Local
                                Principal        Contract           Value at         USD Amount      Unrealized
Contracts to Deliver              Amount        Value Date       March 31, 2008      to Receive     (Depreciation)
------------------------------------------------------------------------------------------------------------------
Euro                              43,873         4/1/2008           $69,253           $69,183           $(70)
                                                                                                        ====

                                  Local
                                Principal        Contract           Value at         USD Amount       Unrealized
Contracts to Receive              Amount        Value Date       March 31, 2008      to Deliver      Appreciation
------------------------------------------------------------------------------------------------------------------
Japanese Yen                    25,616,671       4/1/2008           $257,040          $256,064           $976
                                                                                                         ====

At March 31, 2008 the Fund held the following futures contracts:

                                                                                   Underlying Face     Unrealized
Contract                                           Position     Expiration Date    Amount at Value    Appreciation
------------------------------------------------------------------------------------------------------------------
MSCI Pan Euro (65 Contracts)                         Long          6/20/2008          2,082,831         $48,814
TOPIX (3 Contracts)                                  Long          6/12/2008            365,894          24,205
                                                                                                        -------
                                                                                                        $73,019
                                                                                                        =======

                                                             Percentage of
                   Economic Sector Allocation                  Net Assets
                   -------------------------------------------------------
                   Consumer Discretionary                         16.6%
                   Consumer Staples                                5.5
                   Energy                                          5.4
                   Financials                                     17.0
                   Health Care                                     6.7
                   Industrials                                    20.7
                   Materials                                      13.7
                   Information Technology                          7.0
                   Telecommunications Services                     0.9
                   Utilities                                       2.7
                   Short-term and Other Assets                     3.8
                                                                 -----
                                                                 100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities:
    Unaffiliated issuers, at value (Note 1A) (cost $94,134,278)                                   $ 95,064,834
    Afffiliated issuers, at value (Note 1A) (cost $3,157,489) (Note 1H)                              3,157,489
  Cash collateral at broker for futures contracts                                                      233,000
  Interest and dividends receivable                                                                    709,705
  Foreign Currency (cost $594,167)                                                                     595,579
  Receivable for investments sold                                                                       90,759
  Receivable for Fund shares sold                                                                       82,919
  Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                          976
  Prepaid expenses                                                                                      72,656
                                                                                                  ------------
    Total assets                                                                                   100,007,917
Liabilities
  Payable for investments purchased                                                   $589,359
  Payable for Fund shares redeemed                                                     233,360
  Payable to investment advisor (Note 2)                                               187,811
  Payable for variation margin on open futures contracts (Note 6)                       16,048
  Unrealized depreciation on forward foreign currency exchange contracts (Note 6)           70
  Accrued accounting, administration, custody fee and transfer agent fees (Note 2)      85,656
  Accrued administrative service fees (Note 2)                                          61,428
  Accrued professional fees                                                             26,962
  Accrued trustees' fees and expenses (Note 2)                                          14,501
  Accrued shareholder reporting fees (Note 2)                                           12,732
  Other accrued expenses and liabilities                                                17,418
                                                                                      --------
    Total liabilities                                                                                1,245,345
                                                                                                  ------------
Net Assets                                                                                        $ 98,762,572
                                                                                                  ============
Net Assets consist of:
  Paid-in capital                                                                                 $ 63,590,134
  Accumulated net realized gain                                                                     35,614,893
  Distributions in excess of net investment income                                                  (1,517,248)
  Net unrealized appreciation                                                                        1,074,793
                                                                                                  ------------
Total Net Assets                                                                                   $98,762,572
                                                                                                  ============
Shares of beneficial interest outstanding                                                            8,783,421
                                                                                                  ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                 $      11.24
                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net foreign withholding taxes $76,703)                   $  1,130,836
  Dividend income from affiliated investments (Note 1H)                                                        102,922
  Interest income                                                                                               44,878
                                                                                                          ------------
    Total investment income                                                                                  1,278,636
Expenses
  Investment advisory fee (Note 2)                                                         $ 1,081,071
  Accounting, administration, custody and transfer agent fees (Note 2)                         258,631
  Administrative service fees (Note 2)                                                          48,833
  Trustees' fees and expenses (Note 2)                                                          24,448
  Registration fees                                                                             18,785
  Insurance expense                                                                             12,348
  Professional fees                                                                             38,201
  Miscellaneous expenses                                                                        82,883
                                                                                           -----------
    Total expenses                                                                           1,565,200
Deduct:
  Waiver of investment advisory fee (Note 2)                                                  (270,268)
                                                                                           -----------
    Net expenses                                                                                             1,294,932
                                                                                                          ------------
      Net investment income                                                                                    (16,296)
                                                                                                          ------------
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
  Investments                                                                               25,464,302
    Financial futures transactions                                                          (1,611,196)
    Foreign currency transactions and forward foreign currency exchange transactions           738,816
                                                                                           -----------
      Net realized gain (loss)                                                                              24,591,922
Change in unrealized appreciation (depreciation) on:
  Investments                                                                              (85,779,084)
  Financial futures contracts                                                                 (657,897)
  Foreign currency translations and forward foreign currency exchange contracts               (346,572)
                                                                                           -----------
    Net change in net unrealized appreciation (depreciation)                                               (86,783,553)
                                                                                                          ------------
  Net realized and unrealized gain (loss) on investments                                                   (62,191,631)
                                                                                                          ------------
Net Increase (Decrease) in Net Assets from Operations                                                     $(62,207,927)
                                                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the
                                                                           Six Months Ended         For the
                                                                            March 31, 2008        Year Ended
                                                                              (Unaudited)      September 30, 2007
                                                                           ----------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                             $    (16,296)         $  5,608,670
  Net realized gain (loss)                                                   24,591,922           236,201,740
  Change in net unrealized appreciation (depreciation)                      (86,783,553)          (74,581,612)
                                                                           ------------          ------------
  Net increase (decrease) in net assets from investment operations          (62,207,927)          167,228,798
                                                                           ------------          ------------
Distributions to Shareholders (Note 1 C)
  From net investment income                                                   (458,489)           (6,095,758)
  From net realized gains on investments                                   (196,526,625)          (85,487,253)
                                                                           ------------          ------------
  Total distributions to shareholders                                      (196,985,114)          (91,583,011)
                                                                           ------------          ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                           29,964,911            82,897,738
  Value of shares issued in reinvestment of distributions                   167,435,024            59,663,488
  Cost of shares redeemed (net of redemption fees of $4,825 and $7,754,
    respectively)                                                          (404,135,289)         (412,206,585)
                                                                           ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions       (206,735,354)         (269,645,359)
                                                                           ------------          ------------
Total Increase (Decrease) in Net Assets                                    (465,928,395)         (193,999,572)
Net Assets
  At beginning of period                                                    564,690,967           758,690,539
                                                                           ------------          ------------
  At end of period [including distributions in excess of net
    investment income of ($1,517,248) and ($1,042,463), respectively]      $ 98,762,572          $564,690,967
                                                                           ============          ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                              For the
                                          Six Months Ended                           Year Ended September 30,
                                           March 31, 2008      ----------------------------------------------------------------
                                             (Unaudited)        2007(a)       2006(a)       2005(a)       2004(a)      2003(a)
                                             ----------         ------       --------       ------        ------      -------
Net Asset Value, Beginning of Period           $267.30         $ 240.30      $ 208.40      $ 159.30      $ 120.50     $ 89.10
                                               -------         --------      --------      --------      --------     -------
From Investment Operations:
  Net investment income* (b)                     (0.00)(c)         1.30          1.80          2.30          1.40        1.00
  Net realized and unrealized
    gains (loss) on investments                 (25.90)           54.80         45.20         58.60         38.60       31.30
                                               -------         --------      --------      --------      --------     -------
Total from operations                           (25.90)           56.10         47.00         60.90         40.00       32.30
                                               -------         --------      --------      --------      --------     -------
Less Distributions to Shareholders:
  From net investment income                     (0.54)           (1.90)        (1.90)        (1.70)        (1.20)      (0.90)
  From net realized gains on investments       (229.62)          (27.20)       (13.20)       (10.10)            -           -
                                               -------         --------      --------      --------      --------     -------
Total distributions to shareholders            (230.16)          (29.10)       (15.10)       (11.80)        (1.20)      (0.90)
                                               -------         --------      --------      --------      --------     -------
Net Asset Value, End of Period                 $ 11.24         $ 267.30      $ 240.30      $ 208.40      $ 159.30     $120.50
                                               =======         ========      ========      ========      ========     =======
Total Return                                    (17.11%)(d)(c)    24.50%(d)     23.72%        40.20%        33.35%       36.47%(d)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*         1.21%(f)         1.10%(g)      1.11%(g)      1.16%(g)      1.27%(g)    1.39%(g)
  Net Investment Income (to average daily net     0.02%(f)         0.68%         0.79%         1.26%         0.99%       1.01%
    assets)*
  Portfolio Turnover (d)                            68%(e)           88%(h)        65%(h)        50%(h)        72%(h)      15%(h)(i)
  Net Assets, End of Period (000's omitted)    $98,763         $564,691      $758,691      $524,910      $212,032     $89,570

------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income (loss) per share (b)      $(0.01)           $1.30           N/A           N/A           N/A       $0.80
Ratios (to average daily net assets):
  Expenses                                        1.46%(f)         1.12%(g)       N/A           N/A           N/A        1.65%(g)
  Net investment income (loss)                   (0.27%)(f)        0.66%          N/A           N/A           N/A        0.75%

(a) Amounts were adjusted to reflect a 1:10 reverse share split effective January 24, 2008.
(b)  Calculated based on average shares outstanding.
(c)  Amount represents less than $.01 per share.
(d)  Total return would have been lower in the absence of expense waivers.
(e)  Not annualized.
(f)  Calculated on an annualized basis.
(g) For the period October 1, 2006 to September 19, 2007 and for the fiscal years ended September 30, 2003--2006, the ratio includes the Fund's share of the TBC International Small Cap Portfolio's allocated expenses.
(h) On September 19, 2007, the Fund, which had owned approximately 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio's securities and cash in exchange for its interest in the Portfolio. Effective September 20, 2007, the Fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of both the Fund and the Portfolio for the year. The amounts shown for 2004--2006 are the ratios for the Portfolio.
(i) Portfolio turnover represents activity while the Fund was investing directly in securities until January 23, 2003. The portfolio turnover for the period January 24, 2003 to September 30, 2003 was 46%.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the S&P Citigroup World Extended Market Ex.-U.S. (EMI Ex-U.S.) Index. The EMI Ex-U.S. Index is made up of those companies representing the lowest 20% of each country's total available market capitalization. The Fund may invest up to 25% of assets in emerging market countries.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") is calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, passive foreign investment companies (PFIC) and equalization.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code (the "Code") provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     F.   Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     I.   New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets.

     For the period of October 1, 2007 through August 31, 2008, TBCAM has agreed to rebate 25% of its management fee to the Fund. This rebate will end on September 1, 2008, and on such date the Fund's contractual advisory fee will again be in effect. This rebate will not change any existing voluntary total expense limitation arrangements that are in effect, as TBCAM will continue its commitment to maintain such total expense limitations during this rebate period. For the six months ended March 31, 2008, TBCAM rebated $270,268 of its investment advisory fees charged to the Fund.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $10,725, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $247,906 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $0 for the six months ended March 31, 2008. See Note 7 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enable the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $65,153 for the six months ended March 31, 2008, which is included in miscellaneous expenses in the Statement of Operations. See Note 9 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,144, which amount is included in miscellaneous expenses in the Statement of Operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $12,732, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

                  Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $32,350 for fees payable to BNY Mellon Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                            Purchases              Sales
                                           -----------          ------------
     Non-U.S. Government Securities        $157,537,275         $553,217,865
                                           ============         ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                             For the
                                         Six Months Ended         For the
                                          March 31, 2008         Year Ended
                                           (Unaudited)       September 30, 2007
                                         ----------------    ------------------
     Shares sold                           (77,950,129)           3,243,701
     Shares issued to shareholders in
       reinvested distributions             136,126,035           2,442,525
     Shares redeemed                        (70,521,881)        (16,126,541)
                                            -----------         -----------
     Net increase (decrease)                (12,345,975)        (10,440,315)
                                            ===========         ===========

     At March 31, 2008, two shareholders of record, in the aggregate held approximately 43.1% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund received $4,825 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

         Cost for federal income tax purposes           $97,291,767
                                                        ===========
         Gross unrealized appreciation                  $ 7,875,460
         Gross unrealized depreciation                   (6,871,885)
                                                        -----------
         Net unrealized appreciation (depreciation)     $ 1,003,575
                                                        ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     For the six months ended March 31, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

     Forward foreign currency exchange contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward foreign currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward foreign currency exchange contracts is included in the Statement of Assets and Liabilities.

     For the six months ended March 31, 2008, the Fund held forward foreign currency exchange contracts. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund did not loan securities during the six months ended March 31, 2008.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(8)  Delayed Delivery Transactions:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Fund may enter into TBA sale commitments to hedge its Fund positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     At March 31, 2008, the Fund held delayed delivery securities. See the Schedule of Investments for further details.

(9)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended March 31, 2008, the Fund had average borrowings outstanding of $8,331,365 for a total of 52 days and incurred interest expense of $58,632. At March 31, 2008, the Fund did not have a loan balance outstanding.

(10) Reverse Share Split:

     On December 20, 2007, the Trustees of the Fund approved a 1:10 reverse share split for the Fund which was effective as of January 24, 2008. The purpose of the reverse share split was to increase the Fund's net asset value per share back in line with similarly managed funds. The Fund's net asset value per share had been reduced on December 17, 2007 as a result of a large capital gain distribution paid to those Fund shareholders of record as of December 13, 2007. Each shareholder may determine the number of shares it owns as a result of the reverse share split by dividing the number of shares owned immediately prior to the reverse share split by ten. The reverse share split has not resulted in a change to shareholder account balances.

     The Financial Highlights have been restated to reflect the reverse share split.

                  Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

     Factors Considered by the Trustees in Approving the Investment Advisory
                              Agreement (Unaudited)
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

(v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Fund's portfolio manager and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

Investment Performance

The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (28.92% vs. 34.35%), and outperformed its peer group average return for the three-year period (31.71% vs. 29.69%) and five-year period (29.69% vs. 27.15%).

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Fund's contractual advisory fee was 1.00%, which was in the 3rd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.978%. The Fund's net management fee (after giving effect to expense limitations) was 0.999% (which included no administrative services fees under Lipper's calculation methodology), above the peer group median net management fee of 0.931%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.114% was lower than the median net expense ratio of the peer group of 1.23%, notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred gains in operating the Fund in 2005 and 2006.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

Other Benefits

The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                     Trustee
                                                              Principal                 Portfolios in  Other          Remuneration
Name (Age)                                    Term of Office  Occupation(s)             Fund Complex   Directorships  (period ended
Address, and                 Position(s)      and Length of   During Past               Overseen by    Held by        March 31,
Date of Birth                Held with Trust  Time Served*    5 Years                   Trustee        Trustee        2008)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee          Trustee since   Chairman Emeritus,             17            None       Fund: $3,713
61 Meadowbrook Road                           11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                              ("DRI") (biotechnology
9/30/40                                                       research and consulting
                                                              firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee          Trustee since   William Joseph Maier,          17            None       Fund: $3,713
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (73)          Trustee          Trustee since   Trustee, Mertens               17            None       Fund: $3,713
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee          Trustee since   Trustee, Essex Street          17            None       Fund: $4,485
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)            Trustee      Since 2008      Director, Vice Chairman        17            None       Fund: $0
The Dreyfus Corporation        (Chairman),                    and Chief Operating
200 Park Ave., 55th Fl.       President and                   Officer of The Dreyfus
New York, NY 10166           Chief Executive                  Corporation; Executive
8/24/48                          Officer                      Vice President of The
                                                              Bank of New York Mellon
                                                              Corporation; and Director
                                                              and President of MBSC
                                                              Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                        Term of Office
Address, and                   Position(s)        and Length of     Principal Occupation(s)
Date of Birth                  Held with Trust    Time Served       During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)        Vice President,    Vice President    Vice President and Mutual Funds Controller,
BNY Mellon Asset Management     Treasurer and     since 1999;       BNY Mellon Asset Management; formerly Assistant
One Boston Place               Chief Financial    Treasurer and     Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                   Officer        CFO since 2002    Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)        Assistant Vice     Assistant Vice    First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management      President        President         Operations, BNY Mellon Asset Management; formerly
One Boston Place                and Secretary     since 1996;       Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                  Secretary         Standish Mellon Asset Management Company, LLC
8/19/51                                           since 2007

Mary T. Lomasney (51)              Chief          Since 2005        First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management      Compliance                         Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                           Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                    Vice President, State Street Research & Management
4/8/57                                                              Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                          MELLON INSTITUTIONAL FUNDS
                                          One Boston Place
                                          Boston, MA 02108-4408
                                          800.221.4795
                                          www.melloninstitutionalfunds.com

                                                                    6939SA0308

                                MELLON INSTITUTIONAL FUNDS

Semiannual Report               The Boston Company
                                Small Cap Growth Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        Expenses Paid
                                   Beginning           Ending           During Period+
                                 Account Value      Account Value       October 1, 2007
                                October 1, 2007     March 31, 2008     to March 31, 2008
----------------------------------------------------------------------------------------

Actual                             $1,000.00           $  875.60             $4.55
Hypothetical (5% return
  per year before expenses)        $1,000.00           $1,020.15             $4.90

----------

+ Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                        Percentage of
Top Ten Holdings*                        Sector                          Investments
-------------------------------------------------------------------------------------

Investment Technology Group, Inc.        Financials                          2.1%
W-H Energy Services, Inc.                Energy                              2.0
Bare Escentuals, Inc.                    Consumer Staples                    1.8
NeuStar, Inc., Class A                   Telecommunication Services          1.8
Wright Medical Group, Inc.               Health Care                         1.8
ManTech International Corp., Class A     Technology                          1.8
PerkinElmer, Inc.                        Health Care                         1.8
Penn Virginia Corp.                      Energy                              1.8
Pediatrix Medical Group, Inc.            Health Care                         1.7
Thermo Fisher Scientific, Inc.           Health Care                         1.7
                                                                            ----
                                                                            18.3%

*    Excludes short-term securities and investment of cash collateral.

                                       Percentage of
Economic Sector Allocation              Net Assets
----------------------------------------------------

Consumer Discretionary                      13.3%
Consumer Staples                             6.4
Energy                                      10.2
Financials                                   5.0
Health Care                                 22.1
Industrials                                  8.1
Materials                                    3.2
Technology                                  22.8
Telecommunications Services                  1.7
Short-term and Other Assets                  7.2
                                           -----
                                           100.0%

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Value ($)
Security                                                                    Shares               (Note 1A)
----------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--104.7%

Equities--92.8%
Consumer Discretionary--13.3%
Bright Horizons Family Solutions, Inc.                                      31,950 a             1,375,128
Dollar Tree, Inc.                                                           77,520 a             2,138,777
Interactive Data Corp.                                                      31,030                 883,424
Interface, Inc., Class A                                                   153,430               2,155,692
J.Crew Group, Inc.                                                          22,650 a             1,000,451
JOS A Bank Clothiers, Inc.                                                  27,450 a,b             562,725
Lions Gate Entertainment Corp.                                             255,700 a             2,493,075
Panera Bread Co., Class A                                                   19,890 a,b             833,192
Papa John's International, Inc.                                             76,400 a             1,849,644
Playboy Enterprises, Inc., Class B                                          69,460 a,b             578,602
Polaris Industries, Inc.                                                    52,240 b             2,142,362
Texas Roadhouse, Inc., Class A                                              21,020 a               205,996
THQ, Inc.                                                                   76,540 a,b           1,668,572
Tractor Supply Co.                                                          18,060 a               713,731
True Religion Apparel, Inc.                                                 74,010 a,b           1,372,886
Ulta Salon, Cosmetics & Fragrance, Inc.                                     62,420 a,b             876,377
Volcom, Inc.                                                                44,560 a               884,516
WMS Industries, Inc.                                                        32,760 a,b           1,178,377
                                                                                                22,913,527

Consumer Staples--6.4%
Alberto-Culver Co.                                                          73,160               2,005,316
Bare Escentuals, Inc.                                                      124,380 a,b           2,912,980
Hansen Natural Corp.                                                        42,350 a,b           1,494,955
Longs Drug Stores Corp.                                                     42,890               1,821,109
Nu Skin Enterprises, Inc., Class A                                          42,770 b               770,715
Ruddick Corp.                                                               55,590               2,049,047
                                                                                                11,054,122

Energy--10.2%
Berry Petroleum Co., Class A                                                36,790 b             1,710,367
Cal Dive International, Inc.                                                91,120 a,b             945,826
Complete Production Services, Inc.                                          86,450 a             1,983,163
Comstock Resources, Inc.                                                    64,480 a             2,598,544
Dril-Quip, Inc.                                                             53,870 a             2,503,339
GMX Resources, Inc.                                                         32,520 a             1,135,924
Lufkin Industries, Inc.                                                     10,670                 680,959
Penn Virginia Corp.                                                         63,780               2,812,060
W-H Energy Services, Inc.                                                   45,210 a             3,112,709
                                                                                                17,482,891

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Value ($)
Security                                                                    Shares               (Note 1A)
----------------------------------------------------------------------------------------------------------

Financials--5.0%
Arch Capital Group Ltd.                                                     15,750 a             1,081,552
Assured Guaranty Ltd.                                                       55,630               1,320,656
Cardtronics, Inc.                                                           58,460 a               407,466
First Mercury Financial Corp.                                               31,230 a               543,714
Investment Technology Group, Inc.                                           71,440 a             3,299,099
Max Capital Group Ltd.                                                      24,420                 639,560
RLI Corp.                                                                   24,780               1,228,345
                                                                                                 8,520,392

Health Care--22.1%
ABIOMED, Inc.                                                               29,870 a               392,492
Allscripts Healthcare Solutions, Inc.                                       90,850 a               937,572
Alnylam Pharmaceuticals, Inc.                                               23,490 a,b             573,156
Amedisys, Inc.                                                              46,190 a             1,817,115
Applera Corp.-Celera Genomics Group                                         67,840 a,b             997,248
Bruker Corp.                                                                86,070 a             1,324,617
CONMED Corp.                                                                34,300 a               879,452
Covance, Inc.                                                               27,880 a             2,313,204
Enzon Pharmaceuticals, Inc.                                                 78,250 a,b             720,682
Exelixis, Inc.                                                              29,120 a,b             202,384
Hologic, Inc.                                                               34,326 a,b           1,908,526
Indevus Pharmaceuticals, Inc.                                               93,450 a               445,756
Integra LifeSciences Holdings Corp.                                         37,620 a,b           1,635,341
Magellan Health Services, Inc.                                              21,270 a               844,206
Natus Medical, Inc.                                                         97,130 a,b           1,762,909
NuVasive, Inc.                                                              23,880 a,b             824,099
Omnicell, Inc.                                                              51,190 a             1,028,919
Pediatrix Medical Group, Inc.                                               40,580 a             2,735,092
PerkinElmer, Inc.                                                          118,340               2,869,745
Phase Forward, Inc.                                                         42,620 a               727,950
PSS World Medical, Inc.                                                     71,220 a             1,186,525
Psychiatric Solutions, Inc.                                                 58,170 a,b           1,973,126
Regeneron Pharmaceuticals, Inc.                                             40,480 a               776,811
Sangamo Biosciences, Inc.                                                   47,530 a,b             482,905
Sirtris Pharmaceuticals, Inc.                                               46,380 a,b             602,476
Thermo Fisher Scientific, Inc.                                              47,120 a             2,678,301
Thoratec Corp.                                                              58,420 a,b             834,822
United Therapeutics Corp.                                                   10,770 a               933,759
Volcano Corp.                                                               47,720 a               596,500
Wright Medical Group, Inc.                                                 119,450 a             2,883,523
                                                                                                37,889,213

Industrials--8.1%
AAR Corp.                                                                   52,870 a,b           1,441,765
Actuant Corp., Class A                                                      63,570               1,920,450
American Apparel, Inc.                                                      76,730 a               725,098

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Value ($)
Security                                                                    Shares               (Note 1A)
----------------------------------------------------------------------------------------------------------

Industrials (continued)
Bucyrus International, Inc., Class A                                        10,040 b             1,020,566
Clean Harbors, Inc.                                                         17,790 a             1,156,350
Exponent, Inc.                                                              19,700 a,b             646,948
Hurco Companies, Inc.                                                       11,630 a               544,051
Landstar System, Inc.                                                       16,740                 873,158
McGrath Rentcorp                                                            22,130 b               533,554
MSC Industrial Direct Co. Inc., Class A                                     40,920               1,728,870
Quanta Services, Inc.                                                       53,170 a,b           1,231,949
Stanley, Inc.                                                               24,610 a,b             725,011
UTI Worldwide, Inc.                                                         67,830               1,362,026
                                                                                                13,909,796

Materials--3.2%
American Vanguard Corp.                                                     65,270 b             1,086,093
H.B. Fuller Co.                                                             66,170 b             1,350,530
Horsehead Holding Corp.                                                     51,820 a               600,076
Minefinders Corp. Ltd.                                                      57,310 a,b             703,767
OM Group, Inc.                                                              16,340 a               891,184
Silver Wheaton Corp.                                                        52,640 a               817,499
                                                                                                 5,449,149

Technology--22.8%
Acme Packet, Inc.                                                           89,290 a               713,427
Ariba, Inc.                                                                 55,570 a               536,806
BigBand Networks, Inc.                                                     163,920 a               939,262
Broadridge Financial Solutions, Inc.                                        99,450               1,750,320
CACI International, Inc., Class A                                           38,600 a,b           1,758,230
CMGI, Inc.                                                                  37,840 a               501,758
Dice Holdings, Inc.                                                         50,350 a               448,618
Eagle Test Systems, Inc.                                                    77,990 a,              818,895
Emulex Corp.                                                               117,460 a             1,907,550
FLIR Systems, Inc.                                                          60,720 a,b           1,827,065
Forrester Research, Inc.                                                    52,060 a,b           1,383,755
Foundry Networks, Inc.                                                      58,900 a,b             682,062
Informatica Corp.                                                           47,860 a               816,492
InterDigital, Inc.                                                          38,080 a,b             754,365
Intervoice, Inc.                                                            43,190 a,b             343,792
IPG Photonics Corp.                                                         54,330 a               852,438
Jack Henry & Associates, Inc.                                               42,930               1,059,083
Limelight Networks, Inc.                                                   132,440 a,b             429,106
ManTech International Corp., Class A                                        63,350 a             2,873,556
Mellanox Technologies Ltd.                                                  64,180 a               894,027
Metavante Technologies, Inc.                                                40,270 a               804,997
Microsemi Corp.                                                             59,980 a,b           1,367,544
Netscout Systems, Inc.                                                     194,920 a             1,812,756
ON Semiconductor Corp.                                                     305,290 a             1,734,047

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Value ($)
Security                                                                    Shares               (Note 1A)
----------------------------------------------------------------------------------------------------------

Technology (continued)
PMC-Sierra, Inc.                                                           232,460 a             1,325,022
Polycom, Inc.                                                               49,950 a,b           1,125,873
QAD, Inc.                                                                   88,330 b               742,855
SkillSoft PLC ADR                                                          176,050 a             1,843,244
Standard Microsytems Corp.                                                  29,210 a               852,348
Teradyne, Inc.                                                              67,510 a               838,474
TIBCO Software, Inc.                                                       130,130 a               929,128
Ultimate Software Group, Inc.                                               33,980 a,b           1,021,439
ValueClick, Inc.                                                            98,830 a             1,704,818
Virtusa Corp.                                                               73,570 a               718,043
Wright Express Corp.                                                        30,750 a               944,948
                                                                                                39,056,143

Telecommunication Services--1.7%
NeuStar, Inc., Class A                                                     109,550 b             2,900,884
Total Equities (Cost $164,757,318)                                                             159,176,117

INVESTMENT OF CASH COLLATERAL-- 11.9%
BlackRock Cash Strategies L.L.C. (Cost $20,336,233)                     20,336,233 c            20,336,233
TOTAL UNAFFILIATED INVESTMENTS (Cost $185,093,551)                                             179,512,350

AFFILIATED INVESTMENTS--13.8%
Dreyfus Institutional Preferred Plus Money Market Fund                   9,342,512 d             9,342,512
Dreyfus Institutional Cash Advantage Fund                               14,447,047 d,e          14,447,047
TOTAL AFFILIATED INVESTMENTS (Cost $23,789,559)                                                 23,789,559

TOTAL INVESTMENTS--118.5% (Cost $208,883,110)                                                  203,301,909

LIABILITIES IN EXCESS OF OTHER ASSETS--(18.5%)                                                 (31,791,290)
                                                                                               -----------
NET ASSETS--100%                                                                               171,510,619
                                                                                               ===========

Notes to Schedule of Investments:

ADR--American Depository Receipt
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid securities. At the period end, the value of these securities amounted to $20,336,233 or 11.9% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending collateral.

At March 31, 2008, the Fund held the following futures contracts:

                                                                       Underlying Face      Unrealized
Contract                              Position     Expiration Date     Amount at Value     Appreciation
-------------------------------------------------------------------------------------------------------

Russell 2000 Index (15 Contracts)       Long          6/19/2008           5,175,000          $217,798
                                                                                             ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $33,094,328 (Note 7))
    Unaffiliated issuers, at value (cost $185,093,551)                                                            $179,512,350
    Affiliated issuers, at value (Note 1F) (cost $23,789,559)                                                       23,789,559
  Cash collateral at broker for futures contracts                                                                      420,000
  Receivable for investments sold                                                                                    4,995,569
  Receivable for Fund shares sold                                                                                      486,716
  Interest and dividends receivable                                                                                     90,143
  Receivable for futures variation margin (Note 6)                                                                      44,250
  Prepaid expenses                                                                                                      13,411
                                                                                                                   -----------
    Total assets                                                                                                   209,351,998
Liabilities
  Due to Custodian                                                                                  $   106,500
  Collateral for securities on loan (Note 7)                                                         34,695,820
  Payable for investments purchased                                                                   2,492,828
  Payable to investment advisor (Note 2)                                                                344,313
  Payable for Fund shares redeemed                                                                      156,912
  Accrued accounting, administration and custody fees (Note 2)                                           26,400
  Accrued professional fees                                                                              13,254
  Accrued administrative service fees (Note 2)                                                            5,260
  Accrued trustees' fees and expenses (Note 2)                                                               92
                                                                                                    -----------
    Total liabilities                                                                                               37,841,379
                                                                                                                  ------------
Net Assets                                                                                                        $171,510,619
                                                                                                                  ============
Net Assets consist of:
  Paid-in capital                                                                                                 $186,170,868
  Accumulated net realized loss                                                                                     (9,282,231)
  Accumulated net investment loss                                                                                      (14,615)
  Net unrealized depreciation                                                                                       (5,363,403)
                                                                                                                  ------------
Total Net Assets                                                                                                  $171,510,619
                                                                                                                  ============
Shares of beneficial interest outstanding                                                                            3,296,716
                                                                                                                  ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                 $      52.02
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments (net of foreign withholding taxes of $726)                        $    273,718
  Dividend income from affiliated investments (Note 1F)                                                                275,204
  Securitiy lending income (Note 7)                                                                                    308,867
  Interest income                                                                                                        6,919
                                                                                                                  ------------
    Total investment Income                                                                                            864,708

Expenses
  Investment advisory fee (Note 2)                                                                 $    724,052
  Accounting, administration, custody and transfer agent fees (Note 2)                                   73,151
  Administrative service fees (Note 2)                                                                   36,225
  Professional fees                                                                                      19,771
  Registration fees                                                                                       8,925
  Trustees' fees and expenses (Note 2)                                                                    5,346
  Insurance expense                                                                                       1,762
  Miscellaneous expenses                                                                                 10,091
                                                                                                   ------------
    Total Expenses                                                                                                     879,323
                                                                                                                  ------------
      Net investment loss                                                                                             (14,615)
                                                                                                                  ------------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                      (6,504,588)
    Financial futures transactions                                                                      233,979
                                                                                                   ------------
      Net realized gain (loss)                                                                                      (6,270,609)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                     (17,931,386)
    Financial futures contracts                                                                         208,797
                                                                                                   ------------
      Change in net unrealized appreciation (depreciation)                                                         (17,722,589)
                                                                                                                  ------------
        Net realized and unrealized gain (loss)                                                                    (23,993,198)
                                                                                                                  ------------

Net Increase (Decrease) in Net Assets from Operations                                                             $(24,007,813)
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           For the
                                                                                       Six Months Ended        For the
                                                                                        March 31, 2008        Year Ended
                                                                                         (Unaudited)      September 30, 2007
                                                                                       ----------------   ------------------

Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                                          $    (14,615)        $   (214,877)
  Net realized gain (loss)                                                                (6,270,609)           6,297,362
  Change in net unrealized appreciation (depreciation)                                   (17,722,589)           9,864,303
                                                                                        ------------         ------------
  Net increase (decrease) in net assets from investment operations                       (24,007,813)          15,946,788
                                                                                        ------------         ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                        29,636,991          146,946,424
  Cost of shares redeemed (net of redemption fees of $8,219 and $9,445, respectively)    (21,109,100)         (18,005,464)
                                                                                        ------------         ------------
  Net increase (decrease) in net assets from Fund share transactions                       8,527,891          128,940,960
                                                                                        ------------         ------------

Total Increase (Decrease) in Net Assets                                                  (15,479,922)         144,887,748

Net Assets
  At beginning of period                                                                 186,990,541           42,102,793
                                                                                        ------------         ------------
  At end of period [including accumulated net
    investment loss of ($14,615) and $0, respectively]                                  $171,510,619         $186,990,541
                                                                                        ============         ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                 For the
                                             Six Months Ended                       Year Ended September 30,
                                              March 31, 2008    ----------------------------------------------------------------
                                               (Unaudited)         2007        2006         2005        2004(a)        2003(a)
                                                ---------          ----        ----         ----        -------        -------

Net Asset Value, Beginning of Period            $  59.41        $  49.67     $ 46.30      $ 37.95       $ 32.41       $ 24.78
                                                --------        --------     -------      -------       -------       -------
From Investment Operations:
  Net investment income (loss)* (b)                (0.00)(c)       (0.11)      (0.14)       (0.20)        (0.33)        (0.11)
  Net realized and unrealized gains (loss)
    on investments                                 (7.39)           9.85        3.51         8.55          5.87(d)       7.74(d)
                                                --------        --------     -------      -------       -------       -------
Total from operations                              (7.39)           9.74        3.37         8.35          5.54          7.63
                                                --------        --------     -------      -------       -------       -------
Net Asset Value, End of Period                  $  52.02        $  59.41     $ 49.67      $ 46.30       $ 37.95        $32.41
                                                ========        ========     =======      =======       =======       =======
Total Return                                      (12.44%)(g)      19.61%      7.28%(e)     22.00%(e)     17.09%(e)     30.79%(e)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)* (f)       0.97%(h)        1.09%       1.10%        1.17%         1.18%         1.00%
  Net Investment Income (Loss)
    (to average daily net assets)*                 (0.02)%(h)      (0.20)%     (0.30)%      (0.48)%       (0.87)%       (0.42)%
  Portfolio Turnover (i)                             106%(g)         175%        166%         135%          153%          261%
  Net Assets, End of Period (000's omitted)     $171,511        $186,991     $42,103      $36,323       $18,274       $21,168

----------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income (loss) per share (b)           N/A             N/A     $ (0.28)     $ (0.31)      $ (0.40)      $ (0.30)
Ratios (to average daily net assets):
  Expenses (f)                                       N/A             N/A        1.38%        1.41%         1.37%         1.66%
  Net investment income (loss)                       N/A             N/A       (0.58)%      (0.72)%       (1.06)%       (1.08)%

(a)  Prior to August 31, 2005, the Fund offered two classes of shares:
     Institutional Class and Service Class. The financial highlights for periods prior to the year ended September 30, 2005, represent those of the Institutional Class.
(b)  Calculated based on average shares outstanding.
(c)  Amount represents less than $.01 per share.
(d) Amounts include litigation proceeds received by the Fund of $0.01 for the year ended September 30, 2007, $0.06 for the year ended September 30, 2004 and less than $0.01 for the year ended September 30, 2003.
(e)  Total return would have been lower in the absence of expense waivers.
(f) For the period October 1, 2006 to September 19, 2007 and for the fiscal year ended September 30, 2003-2006, the ratio includes the Fund's share of the TBC Small Cap Growth Portfolio's (the "Portfolio") allocated expenses.
(g)  Not annualized.
(h)  Calculated on an annualized basis.
(i) On September 19, 2007, the Fund, which had owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio's securities and cash in exchange for its interests in the Portfolio. Effective September 20, 2007, the Fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of both the fund and the Portfolio for the year. The amounts shown for 2003-2006 are the ratios for the Portfolio.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Fund focuses on companies with total market capitalizations equal to or less than the total market capitalization of the largest company included in the Russell 2000 Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G. New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services and general office facilities is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $4,767, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $68,384 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $94,810 for the six months ended March 31, 2008. See Note 7 for further details.

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $130 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 8 for further details.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,130, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,223, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $6,336 for fees payable to BNY Mellon Private Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                    Purchases          Sales
                                   ------------     ------------

Non-U.S. Government Securities     $187,041,446     $181,848,396
                                   ============     ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                For the
                            Six Months Ended          For the
                             March 31, 2008          Year Ended
                               (Unaudited)       September 30, 2007
                            ----------------     ------------------

Shares sold                      534,097              2,620,743
Shares redeemed                 (384,748)              (321,030)
                                --------              ---------
Net increase (decrease)          149,349              2,299,713
                                ========              =========

     At March 31, 2008, five shareholders of record, in the aggregate held approximately 67% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund received $8,219 in redemption fees which are reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 208, as computed on a federal income tax basis, were as follows:

        Cost for federal income tax purposes           $208,883,110
                                                       ============
        Gross unrealized appreciation                  $  6,644,356
        Gross unrealized depreciation                   (12,007,759)
                                                       ------------
        Net unrealized appreciation (depreciation)     $ (5,363,403)
                                                       ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms.

     The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $913,154 of which $604,287 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended March 31, 2008, the Fund did not borrow from the line of credit.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                Factors Considered by the Trustees in Approving
                  the Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                Factors Considered by the Trustees in Approving
                  the Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (17.26% vs. 19.11%), three-year period (14.31% vs. 14.73%) and five-year period (16.40% vs. 16.86%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.80%, which was in the 2nd (1st being the best) quintile of its peer group of funds, the median fee of which was 0.90%. The Fund's net management fee (after giving effect to expense reimbursements) was 0.557% (which included administrative services fees under Lipper's calculation methodology), well below the peer group median net management fee of 0.85%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.10% (after giving effect to expense reimbursements) was the same as the median net expense ratio of the peer group of 1.10%, notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred losses in operating the Fund in 2005 and 2006.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                Factors Considered by the Trustees in Approving
                  the Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                     Trustee
                                                                 Principal            Portfolios in      Other      Remuneration
Name (Age)                                  Term of Office     Occupation(s)          Fund Complex   Directorships  (period ended
Address, and                Position(s)     and Length of       During Past            Overseen by      Held by       March 31,
Date of Birth             Held with Trust   Time Served*          5 Years               Trustee         Trustee         2008)
---------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming (67)       Trustee        Trustee since   Chairman Emeritus,             17            None       Fund: $1,280
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,          17            None       Fund: $1,280
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (73)          Trustee        Trustee since   Trustee, Mertens               17            None       Fund: $1,280
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee        Trustee since   Trustee, Essex Street          17            None       Fund: $1,359
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)         Trustee       Since 2008      Director, Vice Chairman        17            None       Fund: $0
The Dreyfus Corporation     (Chairman),                     and Chief Operating Officer
200 Park Ave., 55th Fl.    President and                    of The Dreyfus Corporation;
New York, NY 10166        Chief Executive                   Executive Vice President
8/24/48                       Officer                       of The Bank of New York
                                                            Mellon Corporation; and
                                                            Director and President of
                                                            MBSC Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                       Position(s)         and Length of         Principal Occupation(s)
Date of Birth                     Held with Trust       Time Served            During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------

Steven M. Anderson (42)           Vice President,      Vice President        Vice President and Mutual Funds Controller,
BNY Mellon Asset Management        Treasurer and       since 1999;           BNY Mellon Asset Management; formerly Assistant
One Boston Place                  Chief Financial      Treasurer and         Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                      Officer          CFO since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice       Assistant Vice        First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management         President          President             Operations, BNY Mellon Asset Management; formerly
One Boston Place                  and Secretary        since 1996;           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                       Secretary             Standish Mellon Asset Management Company, LLC
8/19/51                                                since 2007

Mary T. Lomasney (51)               Chief              Since 2005            First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                   Officer                                   Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                MELLON INSTITUTIONAL FUNDS
                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com

                                                                      6941SA0308

                                                      MELLON INSTITUTIONAL FUNDS

                                     The Boston Company
Semiannual Report                    Small Cap Value Fund II
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Expenses Paid
                                  Beginning           Ending         During Period+
                                Account Value      Account Value     October 1, 2007
                               October 1, 2007    March 31, 2008    to March 31, 2008
--------------------------------------------------------------------------------------
Actual                            $1,000.00         $  877.00             $4.69
Hypothetical (5% return
  per year before expenses)       $1,000.00         $1,020.00             $5.05

----------
+ Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                   Percentage of
Top Ten Holdings*                               Sector             Investments
--------------------------------------------------------------------------------
Penn Virginia Corp.                             Energy                   2.1%
Longs Drug Stores Corp.                         Consumer Staples         2.0
Ralcorp Holdings, Inc.                          Consumer Staples         2.0
Pediatrix Medical Group, Inc.                   Health Care              1.9
Wilmington Trust Corp.                          Financials               1.7
Charles River Laboratories International, Inc.  Health Care              1.7
Unit Corp.                                      Energy                   1.5
Redwood Trust, Inc. REIT                        Financials               1.4
Sybase, Inc.                                    Information              1.4
Brink's Co.                                     Industrials              1.4
                                                                        ----
                                                                        17.1%

*    Excludes short-term securities and investment of cash collateral.

                                                                   Percentage of
Economic Sector Allocation                                         Net Assets
--------------------------------------------------------------------------------
Consumer Discretionary                                                 17.4%
Consumer Staples                                                        6.1
Energy                                                                  6.9
Financials                                                             22.0
Health Care                                                            11.5
Industrials                                                            13.9
Information Technology                                                 10.0
Materials                                                               3.7
Telecommunications Services                                             1.6
Utilities                                                               6.4
Short-term and Other Assets                                             0.5
                                                                      -----
                                                                      100.0%

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value ($)
Security                                 Shares          (Note 1A)
------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.7%
Equities--99.5%
Consumer Discretionary--17.4%
AnnTaylor Stores Corp.                      2,680 a         64,802
Belo Corp., Class A                         3,660           38,686
Champion Enterprises, Inc.                  3,900 a,b       39,117
Foot Locker, Inc.                           3,980           46,845
Gentex Corp.                                3,210           55,051
Harman International Industries, Inc.         740           32,220
Hearst-Argyle Television, Inc.              2,910           60,033
Jos A Bank Clothiers, Inc.                  1,590 a,b       32,595
M.D.C. Holdings, Inc.                       1,700           74,443
Meredith Corp.                              1,050           40,162
New York Times Co., Class A                 3,440 b         64,947
NVR, Inc.                                     110 a         65,725
OfficeMax, Inc.                             2,790           53,401
Panera Bread Co., Class A                   1,730 a,b       72,470
Regis Corp.                                 1,890           51,956
Scholastic Corp.                              870 a         26,335
Tenneco, Inc.                               2,500 a         69,850
Timberland Co., Class A                     2,050 a         28,147
Tractor Supply Co.                            400 a         15,808
Williams-Sonoma, Inc.                       2,600 b         63,024
Zale Corp.                                  2,730 a,b       53,945
                                                         1,049,562
Consumer Staples--6.1%
BJ'S Wholesale Club, Inc.                   1,990 a         71,023
J.M. Smucker Co.                            1,220           61,744
Longs Drug Stores Corp.                     2,820          119,737
Ralcorp Holdings, Inc.                      2,030 a        118,045
                                                           370,549
Energy--6.9%
CARBO Ceramics, Inc.                        1,320 b         52,932
Dril-Quip, Inc.                               600 a         27,882
Key Energy Services, Inc.                   1,800 a         24,049
Oil States International, Inc.              1,120 a         50,187
Patterson-UTI Energy, Inc.                  1,890           49,480
Penn Virginia Corp.                         2,800          123,452
Unit Corp.                                  1,620 a         91,773
                                                           419,755

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value ($)
Security                                          Shares      (Note 1A)
-----------------------------------------------------------------------
Financials--22.0%
Alexandria Real Estate Equities, Inc. REIT          590          54,705
Aspen Insurance Holdings Ltd.                     1,770          46,693
Associated Banc-Corp.                             1,050          27,961
Assured Guaranty Ltd.                             1,400          33,236
BancorpSouth, Inc.                                1,310          30,340
City National Corp.                               1,430          70,728
Colonial BancGroup, Inc.                          1,600          15,408
Conseco, Inc.                                     5,060 a        51,612
Cullen/Frost Bankers, Inc.                        1,500          79,560
Fidelity National Financial, Inc., Class A        2,080          38,126
First American Corp.                              1,120          38,013
Firstmerit Corp.                                  2,860          59,088
Fulton Financial Corp.                            4,860          59,729
Hanover Insurance Group, Inc.                     1,700          69,938
Health Care REIT, Inc.                            1,570          70,854
Jones Lang Lasalle, Inc.                            410          31,709
Lasalle Hotel Properties REIT                       980          28,155
Lexington Realty Trust REIT                       2,850 b        41,068
Philadelphia Consolidated Holding Corp.           1,830 a        58,926
Piper Jaffray Cos.                                1,730 a        58,751
Protective Life Corp.                             1,550          62,868
Raymond James Financial, Inc.                     1,830 b        42,053
Redwood Trust, Inc. REIT                          2,380 b        86,513
Washington Federal, Inc.                          2,820          64,409
Wilmington Trust Corp.                            3,380         105,118
                                                              1,325,561
Health Care--11.5%
Amedisys, Inc.                                    1,300 a        51,142
Charles River Laboratories International, Inc.    1,710 a       100,787
Healthsouth Corp.                                 2,230 a,b      39,672
Hill-Rom Holdings, Inc.                           1,250 a        59,750
Invitrogen Corp.                                    930 a        79,487
Magellan Health Services, Inc.                    1,260 a        50,009
MDS, Inc.                                         2,350 a        45,778
Medicines Co.                                     1,710 a        34,542
Medicis Pharmaceutical Corp., Class A               740          14,571
Pediatrix Medical Group, Inc.                     1,670 a       112,558
PerkinElmer, Inc.                                 2,370          57,472
Universal Health Services, Inc., Class B            880          47,247
                                                                693,015

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value ($)
Security                                          Shares      (Note 1A)
-----------------------------------------------------------------------
Industrials--13.9%
Alliant Techsystems, Inc.                           610 a        63,153
Brink's Co.                                       1,220          81,960
Ceradyne, Inc.                                      700 a        22,372
Clean Harbors, Inc.                               1,180 a        76,700
Corrections Corp. of America                      2,630 a        72,378
Curtiss-Wright Corp.                              1,500          62,220
Esterline Technologies Corp.                        990 a        49,866
Granite Construction, Inc.                        1,760          57,570
Heartland Express, Inc.                           4,160          59,322
Landstar System, Inc.                               950          49,552
MSC Industrial Direct Co. Inc., Class A           1,570          66,332
Steelcase Inc., Class A                           4,210          46,563
Thomas & Betts Corp.                                780 a        28,369
URS Corp.                                           700 a        22,883
Waste Connections, Inc.                           2,630 a        80,846
                                                                840,086
Information--10.0%
Aspen Technology, Inc.                            2,270 a        28,942
Avid Technology, Inc.                             1,590 a,b      38,701
Comtech Telecommunications Corp.                    820 a        31,980
Cymer, Inc.                                       1,210 a        31,508
Electronics for Imaging, Inc.                     4,610 a        68,781
FEI Co.                                           1,710 a        37,329
Hewitt Associates, Inc., Class A                  1,540 a        61,246
MKS Instruments, Inc.                             1,740 a        37,236
Net Gear, Inc.                                    2,000 a        39,900
Parametric Technology Corp.                       1,990 a        31,800
SRA International, Inc., Class A                  2,160 a        52,510
Sybase, Inc.                                      3,240 a        85,212
Teradyne, Inc.                                    4,930 a        61,231
                                                                606,376
Materials--3.7%
AMCOL International Corp.                           400          12,442
FMC Corp.                                         1,030          57,155
International Flavors and Fragrances, Inc.          640          28,192
Packaging Corp. of America                        1,650          36,844
Reliance Steel & Aluminum Co.                       930          55,670
Schnitzer Steel Industries, Inc., Class A           230          16,335
Temple-Inland, Inc.                               1,400          17,808
                                                                224,446

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

               Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value ($)
Security                                                   Shares        (Note 1A)
--------------------------------------------------------------------------------
Telecommunication Services--1.6%
Cincinnati Bell, Inc.                                       15,720 a        66,967
NeuStar, Inc., Class A                                       1,130 a        29,922
                                                                            96,889
Utilities--6.4%
AGL Resources, Inc.                                          1,940          66,581
Atmos Energy Corp.                                           2,240          57,120
Black Hills Corp.                                            1,260          45,083
Hawaiian Electric Industries, Inc.                           2,120 b        50,604
IDACORP, Inc.                                                1,360 b        43,670
Portland General Electric Co.                                2,310          52,091
UGI Corp.                                                    2,980          74,262
                                                                           389,411
Total Equities (Cost $6,646,635)                                         6,015,650
INVESTMENT OF CASH COLLATERAL -- 2.2%
BlackRock Cash Strategies L.L.C (Cost $133,338)            133,338 c       133,338
TOTAL UNAFFILIATED INVESTMENTS (Cost $6,779,973)                         6,148,988
AFFILIATED INVESTMENTS--10.7%
Dreyfus Institutional Preferred Plus Money Market Fund     124,606 d       124,606
Dreyfus Institutional Cash Advantage Fund                  519,262 d,e     519,262
                                                                         ---------
TOTAL AFFILIATED INVESTMENTS (Cost $643,868)                               643,868
TOTAL INVESTMENTS--112.4% (Cost $7,423,841)                              6,792,856
LIABILITIES IN EXCESS OF OTHER ASSETS--(12.4%)                            (749,359)
                                                                         ---------
NET ASSETS--100%                                                         6,043,497
                                                                         =========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of this security amounted to $133,338 or 2.2% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $631,336 (Note 7)):
    Unaffiliated investments (cost $6,779,973)                                                $6,148,988
    Affiliated investments (Note 1F) (cost $643,868)                                             643,868
  Cash collateral at broker for futures contracts                                                 25,000
  Receivable for investments sold                                                                 40,646
  Interest and dividends receivable                                                                8,973
  Prepaid expenses                                                                                 6,024
                                                                                              ----------
    Total assets                                                                               6,873,499
Liabilities
  Payable for securities lending collateral investments (Note 7)                  $652,600
  Payable for investments purchased                                                108,328
  Payable to investment advisor (Note 2)                                            38,270
  Accrued professional fees                                                         15,232
  Accrued accounting, administration, custody and transfer agent fees (Note 2)      13,710
  Accrued trustees' fees and expenses (Note 2)                                       1,043
  Accrued shareholder reporting fees (Note 2)                                          500
  Other accrued expenses and liabilities                                               319
                                                                                  --------
    Total liabilities                                                                            830,002
                                                                                              ----------
Net Assets                                                                                    $6,043,497
                                                                                              ==========
Net Assets consist of:
  Paid-in capital                                                                             $7,056,926
  Accumulated net realized loss                                                                 (407,521)
  Undistributed net investment income                                                             25,077
  Net unrealized depreciation                                                                   (630,985)
                                                                                              ----------
Total Net Assets                                                                              $6,043,497
                                                                                              ==========
Shares of beneficial interest outstanding                                                        361,317
                                                                                              ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                             $    16.73
                                                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                             Statement of Operations
               For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments                                         $  53,821
  Dividend income from affiliated investments (Note 1F)                                     4,872
  Securities lending income (Note 7)                                                        4,258
                                                                                        ---------
    Total investment income                                                                62,951
Expenses
  Accounting, administration, custody and transfer agent fees (Note 2)      $ 29,691
  Investment advisory fee (Note 2)                                            21,240
  Professional fees                                                           17,499
  Registration fees                                                            7,574
  Insurance expense                                                            2,076
  Trustees' fees and expenses (Note 2)                                         1,098
  Miscellaneous expenses                                                       1,783
                                                                            --------
    Total expenses                                                            80,961
Deduct:
  Waiver of investments advisory fee (Note 2)                                (21,240)
  Reimbursement of Fund operating expenses (Note 2)                          (31,378)
                                                                            --------
  Total expense deduction                                                    (52,618)
    Net expenses                                                                           28,343
                                                                                        ---------
      Net investment income                                                                34,608
                                                                                        ---------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                             (338,880)
    Financial futures transactions                                             2,056
                                                                            --------
      Net realized gain (loss)                                                           (336,824)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                          (439,998)
                                                                                        ---------
      Net realized and unrealized gain (loss) on investments                             (776,822)
                                                                                        ---------
Net Increase (Decrease) in Net Assets from Operations                                   $(742,214)
                                                                                        =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           For the period
                                                                          For the             July 23, 2007
                                                                      Six Months Ended    (commencement of
                                                                       March 31, 2008      operations) to
                                                                        (Unaudited)       September 30, 2007
                                                                      ----------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                           $   34,608           $    6,129
  Net realized gain (loss)                                                 (336,824)             (71,899)
  Change in net unrealized appreciation (depreciation)                     (439,998)            (190,987)
                                                                         ----------           ----------
  Net increase (decrease) in net assets from investment operations         (742,214)            (256,757)
                                                                         ----------           ----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                (14,458)                   -
                                                                         ----------           ----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                        1,225,500            5,816,968
  Value of shares issued in reinvestment of distributions                    14,458                    -
                                                                         ----------           ----------
  Net increase (decrease) in net assets from Fund shares transactions     1,239,958            5,816,968
                                                                         ----------           ----------
Total Increase (Decrease) in Net Assets                                     483,286            5,560,211
Net Assets
  At beginning of period                                                  5,560,211                    -
                                                                         ----------           ----------
  At end of period [including undistributed net
    investment income of $25,077 and $4,927, respectively]               $6,043,497           $5,560,211
                                                                         ==========           ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                For the period
                                                             For the            July 23, 2007
                                                          Six Months Ended     (commencement of
                                                           March 31, 2008       operations) to
                                                            (Unaudited)       September 30, 2007
                                                            -----------       ------------------
Net Asset Value, Beginning of Period                          $19.12                $20.00
                                                              ------                ------
From Operations:
  Net investment income* (a)                                    0.11                  0.02
  Net realized and unrealized gains (loss) on investments      (2.45)                (0.90)
                                                              ------                ------
Total from operations                                          (2.34)                (0.88)
                                                              ------                ------
Less Distributions to Shareholders:
  From net investment income                                   (0.05)                    -
                                                              ------                ------
Net Asset Value, End of Period                                $16.73                $19.12
                                                              ======                ======
Total Return (b)                                              (12.30)%(c)            (4.40)%(d)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)* (e)                   1.00%                 1.00%
  Net Investment Income (to average daily net assets)*(e)       1.22%                 0.59%
  Portfolio Turnover                                              28%(c)                18%(c)
  Net Assets, End of Period (000's omitted)                   $6,043                $5,560

------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios excluding waivers and reimbursements would have been:

Net investment income (loss) per share (a)                    $(0.06)               $(0.19)
Ratios (to average daily net assets):
  Expenses (e)                                                  2.86%                 6.85%
  Net investment income (loss) (c)                             (0.64)%               (5.27)%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Returns for periods of less than one year have not been annualized.
(e)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund II (the "Fund"), which commenced operation on July 23, 2007, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Fund focuses on companies with total market capitalizations within the range of companies included in the Russell 2500 Value Index. The Fund intends to maintain an average weighted market capitalization that approximates that of the Russell 2500 Value Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders.

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G.   New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2008, TBCAM voluntarily waived its investment advisory fee in the amount of $21,240 and reimbursed the Fund for $31,378 of its operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $2,747, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $26,944 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $1,916 for the six months ended March 31, 2008. See Note 7 for further details.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $8 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 8 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,247, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $500, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was not charged an administrative service fee by an affiliate of BNY Mellon.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                            Purchases              Sales
                                            ---------              -----
     Non-U.S. Government Securities         $2,825,627          $1,571,954
                                            ==========          ==========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               For the period
                                             For the           July 23, 2007
                                         Six Months Ended     (commencement of
                                          March 31, 2008       operations) to
                                            (Unaudited)      September 30, 2007
                                         ----------------    ------------------
     Shares sold                              69,652              290,848
     Shares issued to shareholders
     in reinvestment of distributions            817                    -
                                              ------              -------
     Net increase (decrease)                  70,469              290,848
                                              ======              =======

     At March 31, 2008, three shareholders of record, in the aggregate held approximately 75.9% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a large portion of the Fund's Portfolio.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

         Cost for federal income tax purposes           $7,423,841
                                                        ==========
         Gross unrealized appreciation                  $  160,454
         Gross unrealized depreciation                    (791,439)
                                                        ----------
         Net unrealized appreciation (depreciation)     $ (630,985)
                                                        ==========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2008, the Fund did not have any open financial futures contracts.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $9,645 of which $5,387 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund did not borrow from the line of credit.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

               Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and related fees initially and, after a two year initial term, on an annual basis. At a meeting held on June 22, 2007, the Board of Trustees, including all of the Independent Trustees voting separately in person, determined that the terms of the Fund's proposed investment advisory agreement were fair and reasonable and that the agreement is in the best interest of the Fund.

The Independent Trustees considered the initial approval of the advisory agreement of the Fund in connection with their broader consideration of the annual renewal of the advisory agreements of the other funds of the Trust, in two separate meetings held on September 28 and October 17, 2006. On each date, the Independent Trustees held executive sessions in which they met privately without representatives of The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), the Fund's investment adviser, or Mellon Financial Corporation ("Mellon") present and were advised throughout the process by their own legal counsel.

In conducting this review and in making their determinations, the Independent Trustees received from TBCAM a broad range of information compiled using an information request list prepared on their behalf by their own legal counsel in connection with their annual approval of advisory arrangements with respect to the funds comprising the Trust generally.

This information included information about TBCAM, its personnel, operations and financial results and information about the Mellon organization. The Trustees also discussed in person with representatives of TBCAM the adviser's investment strategy and process, and the Fund's proposed operations under TBCAM's management. The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: TBCAM's balance sheet and income statement, as well as a profitability analysis of the Adviser, including a separate presentation of the TBCAM's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning its executive management and portfolio management personnel and overall organizational structure, brokerage and soft dollar policies and practices; and

(iii) Comparative Performance and Fees: Analyses regarding the historical performance of similarly managed accounts of TBCAM, as well as the Fund's proposed management fee and estimated expense ratio compared to those of comparable funds and TBCAM's separate account advisory fee schedules for comparable TBCAM accounts.

The Independent Trustees had previously been supplied with materials in connection with the annual approval of the advisory agreements of other funds within the Trust concerning the benefits flowing to Mellon and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the funds within the Trust by affiliates of Mellon.

In considering the approval of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to TBCAM provided therein were fair and reasonable, and they approved the advisory agreement for an initial two-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services to be provided to the Fund by the Adviser. In their deliberations as to the approval of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders would be choosing to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

The Trustees reviewed the background and experience of the Fund's portfolio managers and received an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff.

In connection with the proposed advisory agreement with TBCAM with respect to the Fund, the Trustees considered the fact that TBCAM had been in operation since 1970 and had approximately $74 billion in assets under management as of March 31, 2007, including approximately $3.7 billion in the small cap equity strategy proposed to be utilized by the Fund. The Trustees received a presentation by TBCAM concerning its management and investment personnel, its investment philosophy and investment strategy.

The Trustees determined that the services proposed by TBCAM to be provided to the Fund were of high quality and at least commensurate with industry standards. The Board determined that TBCAM had the expertise and resources to manage the Fund effectively.

Investment Performance

The Board reviewed investment results of certain investment company peer group averages consisting of no load institutional funds without Rule 12b-1 plans having an investment strategy substantially similar to the Fund selected by TBCAM from a larger corresponding Morningstar universe of funds in the investment category.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Small Cap Value Fund II

               Factors Considered by the Trustees in Approving the
                   Investment Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

Advisory Fee and Other Expenses

The Board considered the advisory fee rate proposed to be paid by the Fund to TBCAM as well as its estimated total expense ratio (after giving effect to proposed expense limitation arrangement) and compared each to that of its peer group, a selection of no-load institutional funds without Rule 12b-1 plans selected by TBCAM from a larger corresponding Morningstar universe of funds.

With regard to the proposed advisory fee to be payable by the Fund to TBCAM, the Trustees noted that the proposed management fee of 0.75% was slightly below the 0.78% average management fee of a peer group of institutional funds using a similar strategy.

They also noted that the Fund's proposed total expense ratio of 1.00% (after giving effect to the proposed expense limitation arrangement) was above the 0.99% average total expense ratio of the peer group, although most other funds in the peer group were significantly larger than the Fund at projected asset levels during its first year.

The Board also compared the fees proposed to be payable by the Fund relative to those payable by separate account clients of TBCAM.

Based on the comparative peer group data provided, as well as the additional scope and complexity of the services to be provided and responsibilities to be assumed by the Adviser with respect to the Fund relative to its separate account clients, the Board concluded that the fees proposed to be payable by the Fund under the advisory agreement were reasonable.

The Adviser's Profitability

The Board considered the Adviser's projected profitability in managing the Fund, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM in managing the Fund. The Board noted that the information provided indicated that, after giving effect to the proposed fee waivers and expense subsidies, TBCAM was projected to experience a net operating profit in the initial year of the Fund's operations, based on the Fund's projected asset levels during such period. TBCAM's projected profitability was determined to be reasonable. The Trustees intend to monitor annually the profitability of TBCAM.

Economies of Scale

The Board also considered that TBCAM may experience economies of scale as the Fund grows and the extent to which the proposed fees reflected such economies. They noted that projected asset levels indicated that significant economies of scale would not be realized for some time. The Trustees concluded that, considering initial and projected asset size over the initial term of the advisory agreement, the implementation of breakpoints or further fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with further advisory agreement approval deliberations.

Other Benefits

As part of its broader review of the advisory agreements of all of the funds in the Trust, the Board also considered the additional benefits flowing to Mellon as a result of its relationship with the funds. The Board relied upon its previous review of these benefits in considering the similar benefits that may flow to Mellon from the operation of the Fund. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the funds and the Mellon Institutional Funds as a group.

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the agreement for an initial two-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                     Trustee
                                                                       Principal         Portfolios in      Other      Remuneration
Name (Age)                                    Term of Office          Occupation(s)       Fund Complex  Directorships  (period ended
Address, and                   Position(s)    and Length of           During Past         Overseen by      Held by       March 31,
Date of Birth                Held with Trust  Time Served*              5 Years             Trustee        Trustee         2008)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)       Trustee          Trustee since   Chairman Emeritus,              17            None       Fund: $258
61 Meadowbrook Road                           11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                              ("DRI") (biotechnology
9/30/40                                                       research and consulting
                                                              firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee          Trustee since   William Joseph Maier,           17            None       Fund: $258
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (73)          Trustee          Trustee since   Trustee, Mertens                17            None       Fund: $258
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)        Trustee          Trustee since   Trustee, Essex Street           17            None       Fund: $261
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)           Trustee       Since 2008      Director, Vice Chairman         17            None       Fund: $0
The Dreyfus Corporation        (Chairman),                    and Chief Operating
200 Park Ave., 55th Fl.       President and                   Officer of The Dreyfus
New York, NY 10166           Chief Executive                  Corporation; Executive
8/24/48                         Officer                       Vice President of The
                                                              Bank of New York Mellon
                                                              Corporation; and Director
                                                              and President of MBSC
                                                              Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                       Term of Office
Address, and                     Position(s)     and Length of                 Principal Occupation(s)
Date of Birth                  Held with Trust    Time Served                   During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)        Vice President,   Vice President   Vice President and Mutual Funds Controller,
BNY Mellon Asset Management     Treasurer and    since 1999;      BNY Mellon Asset Management; formerly Assistant
One Boston Place               Chief Financial   Treasurer and    Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                   Officer       CFO since 2002   Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)        Assistant Vice    Assistant Vice   First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President      President        Operations, BNY Mellon Asset Management; formerly
One Boston Place                and Secretary    since 1996;      Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                 Secretary        Standish Mellon Asset Management Company, LLC
8/19/51                                          since 2007

Mary T. Lomasney (51)               Chief        Since 2005       First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                      Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                   Officer                        Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                  Vice President, State Street Research & Management
4/8/57                                                            Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                           MELLON INSTITUTIONAL FUNDS
                                           One Boston Place
                                           Boston, MA 02108-4408
                                           800.221.4795
                                           www.melloninstitutionalfunds.com

                                                                    6943SA0308

                                                      MELLON INSTITUTIONAL FUNDS

                                                      The Boston Company
Semiannual Report                                     Small Cap Value Fund
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Expenses Paid
                                  Beginning           Ending          During Period+
                                Account Value      Account Value     October 1, 2007
                               October 1, 2007    March 31, 2008    to March 31, 2008
-------------------------------------------------------------------------------------
Actual                            $1,000.00          $  859.80            $4.32
Hypothetical (5% return
  per year before expenses)       $1,000.00          $1,020.35            $4.70

------
+ Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

             Portfolio Information as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

The Fund is actively managed. Current holdings may be different than those presented below:

                                                                   Percentage of
Top Ten Holdings*                        Sector                     Investments
--------------------------------------------------------------------------------
Longs Drug Stores Corp.                  Consumer Staples                   2.0%
Clean Harbors, Inc.                      Industrials                        1.7
Redwood Trust, Inc. REIT                 Financials                         1.3
Sybase, Inc.                             Technology                         1.3
M.D.C. Holdings, Inc.                    Consumer Discretionary             1.3
Pediatrix Medical Group, Inc.            Health Care                        1.3
Unit Corp.                               Energy                             1.2
Panera Bread Co., Class A                Consumer Discretionary             1.2
Tenneco, Inc.                            Consumer Discretionary             1.2
Casey's General Stores, Inc.             Consumer Staples                   1.2
                                                                           ----
                                                                           13.7%

*    Excludes short-term securities and investment of cash collateral .

                                                                   Percentage of
Economic Sector Allocation                                           Net Assets
--------------------------------------------------------------------------------
Consumer Discretionary                                                     19.4%
Consumer Staples                                                            6.7
Energy                                                                      6.6
Financials                                                                 19.7
Health Care                                                                 9.8
Industrials                                                                14.0
Materials                                                                   2.8
Information Technology                                                     13.3
Telecommunications Services                                                 1.6
Utilities                                                                   3.7
Short-term and other Assets                                                 2.4
                                                                          -----
                                                                          100.0%

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value ($)
Security                                    Shares        (Note 1A)
---------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--113.5%
EQUITIES--97.6%
Consumer Discretionary--19.4%
AH Belo Corp., Class A                      166,846         1,907,050
AnnTaylor Stores Corp.                      248,850 a,b     6,017,193
Asbury Automotive Group, Inc.               107,190 b       1,474,934
Bebe Stores, Inc.                           186,350 b       2,003,262
Belo Corp., Class A                         369,930 b       3,910,160
Bright Horizons Family Solutions, Inc.       85,410 a,b     3,676,046
Cache, Inc.                                 215,210 a       2,429,721
Cavco Industries, Inc.                       69,982 a,b     2,452,169
Champion Enterprises, Inc.                  394,810 a,b     3,959,944
Courier Corp.                               103,560 b       2,583,822
Cox Radio, Inc., Class A                    299,120 a,b     3,553,546
Drew Industries, Inc.                       138,980 a,b     3,399,451
Ethan Allen Interiors, Inc.                 152,290 b       4,329,605
Foot Locker, Inc.                           191,010         2,248,188
Gentex Corp.                                266,840 b       4,576,306
Hibbett Sports, Inc.                         85,240 a,b     1,316,106
Jack in the Box, Inc.                        56,120 a       1,507,944
Jos A Bank Clothiers, Inc.                  160,080 a,b     3,281,640
Kenneth Cole Productions, Inc., Class A     209,320 b       3,545,881
M.D.C. Holdings, Inc.                       172,680 b       7,561,657
Meredith Corp.                               89,480         3,422,610
Modine Manufacturing Co.                    144,530 b       2,094,240
New York Times Co., Class A                 280,070 b       5,287,722
OfficeMax, Inc.                              64,220         1,229,171
Panera Bread Co., Class A                   169,050 a,b     7,081,504
Regis Corp.                                 197,260         5,422,677
Scholastic Corp.                             83,110 a,b     2,515,740
Sonic Automotive, Inc., Class A             122,240 b       2,512,032
Tenneco, Inc.                               252,643 a,b     7,058,845
The Children's Place Retail Stores, Inc.    223,680 a,b     5,493,581
Timberland Co., Class A                     209,200 a,b     2,872,316
Tractor Supply Co.                           31,540 a       1,246,461
Zale Corp.                                  277,690 a,b     5,487,154
                                                          117,458,678
Consumer Staples--6.7%
BJ'S Wholesale Club, Inc.                   188,610 a,b     6,731,491
Casey's General Stores, Inc.                301,570 b       6,815,482
Lancaster Colony Corp.                       41,851 b       1,672,366
Lance, Inc.                                 238,376 b       4,672,170
Longs Drug Stores Corp.                     278,000 b      11,803,880

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value ($)
Security                                    Shares        (Note 1A)
--------------------------------------------------------------------
Consumer Staples (continued)
Ralcorp Holdings, Inc.                      103,450 a,b    6,015,618
Winn-Dixie Stores, Inc.                     174,240 a      3,129,350
                                                          40,840,357
Energy--6.6%
CARBO Ceramics, Inc.                        141,290 b      5,665,729
Dril-Quip, Inc.                              84,393 a      3,921,743
Oil States International, Inc.              111,480 a,b    4,995,419
Penn Virginia Corp.                         153,850 b      6,783,246
Pioneer Drilling Co.                        251,340 a,b    4,003,846
Tetra Technologies, Inc.                    246,040 a,b    3,897,274
Unit Corp.                                  130,280 a      7,380,362
W-H Energy Services, Inc.                    51,460 a      3,543,021
                                                          40,190,640
Financials--19.7%
Aspen Insurance Holdings Ltd.               124,240        3,277,451
Assured Guaranty Ltd.                       145,927        3,464,307
BancorpSouth, Inc.                          128,550 b      2,977,218
BankAtlantic Bancorp, Inc., Class A         582,753 b      2,278,564
BioMed Realty Trust, Inc. REIT               90,520 b      2,162,523
Care Investment Trust, Inc. REIT            248,320        2,619,776
Citizens Republic Bancorp Corp.             222,250 b      2,762,567
Cohen & Steers, Inc.                         45,920        1,216,421
Colonial BancGroup, Inc.                    160,950        1,549,948
Education Realty Trust, Inc. REIT           340,646 b      4,281,920
Financial Federal Corp.                     261,810 b      5,710,076
Firstmerit Corp.                            285,720 b      5,902,975
Flushing Financial Corp.                    169,750 b      2,984,205
Hancock Holding Co.                          58,700        2,466,574
Hanover Insurance Group, Inc.                74,120        3,049,297
Horace Mann Educators Corp.                 202,420 b      3,538,302
Intervest Bancshares Corp., Class A         115,918        1,111,654
KKR Financial Holdings LLC                  201,340        2,548,964
LandAmerica Financial Group, Inc.           100,200 b      3,954,894
Lasalle Hotel Properties REIT               115,200 b      3,309,696
Lexington Realty Trust REIT                 308,640 b      4,447,502
Mission West Properties REIT                196,760 b      1,859,382
Old National Bancorp                        286,300 b      5,153,400
Pacific Capital Bancorp                     300,199 b      6,454,278
Philadelphia Consolidated Holding Corp.     165,730 a      5,336,506
Piper Jaffray Cos.                          175,700 a,b    5,966,772
Redwood Trust, Inc. REIT                    219,080 b      7,963,558
Southwest Bancorp, Inc.                     162,965        2,853,517
Texas Capital Bancshares, Inc.              121,093 a,b    2,044,050

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value ($)
Security                                    Shares         (Note 1A)
--------------------------------------------------------------------------------
Financials (continued)
Washington Federal, Inc.                    278,143 b       6,352,786
Washington Trust Bancorp, Inc.               51,740 b       1,284,187
Whitney Holding Corp.                        95,400         2,364,966
Wilmington Trust Corp.                      193,300 b       6,011,630
                                                          119,259,866
Health Care--9.8%
Air Methods Corp.                           112,880 a,b     5,460,006
Amedisys, Inc.                              107,500 a,b     4,229,050
Healthsouth Corp.                           224,100 a,b     3,986,739
K-V Pharmaceutical Co., Class A             170,244 a,b     4,249,290
Kensey Nash Corp.                           146,214 a,b     4,232,895
Magellan Health Services, Inc.              137,520 a       5,458,169
Medical Action Industries, Inc.              96,802 a,b     1,590,457
Medicines Co.                               155,160 a,b     3,134,232
Medicis Pharmaceutical Corp., Class A        73,760 b       1,452,334
Odyssey HealthCare, Inc.                    376,180 a,b     3,385,620
Pediatrix Medical Group, Inc.               112,120 a,b     7,556,888
Phase Forward, Inc.                         249,740 a,b     4,265,559
Providence Service Corp.                    203,680 a,b     6,110,400
Res-Care, Inc.                              261,684 a,b     4,487,881
                                                           59,599,520
Industrials--14.0%
American Ecology Corp.                      188,530 b       4,775,465
Casella Waste Systems, Inc., Class A        398,480 a,b     4,355,386
Ceradyne, Inc.                               51,360 a       1,641,466
Clean Harbors, Inc.                         158,630 a      10,310,950
Comfort Systems USA, Inc.                   151,650 b       1,972,966
Curtiss-Wright Corp.                        126,760 b       5,258,005
Esterline Technologies Corp.                105,151 a,b     5,296,456
First Advantage Corp., Class A               59,057 a       1,251,418
Granite Construction, Inc.                  172,460 b       5,641,167
Heartland Express, Inc.                     405,810 b       5,786,851
II-VI, Inc.                                 119,540 a,b     4,540,129
Landstar System, Inc.                        92,230         4,810,717
LECG Corp.                                  130,840 a,b     1,224,662
McGrath Rentcorp                            203,180 b       4,898,670
Moog, Inc., Class A                         148,820 a,b     6,281,692
Pike Electric Corp.                         147,120 a       2,049,382
Tetra Tech, Inc.                            216,203 a,b     4,218,121
Triumph Group, Inc.                          42,290 b       2,407,570
United Stationers, Inc.                      59,250 a       2,826,225
Waste Connections, Inc.                     162,499 a,b     4,995,219
                                                           84,542,517

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                            Value ($)
Security                                    Shares          (Note 1A)
----------------------------------------------------------------------
Materials--2.8%
AMCOL International Corp.                     115,600 b      3,610,188
Compass Minerals International, Inc.           29,740 b      1,754,065
Glatfelter                                    213,040        3,219,034
Neenah Paper, Inc.                            111,920 b      2,885,298
Packaging Corp. of America                    102,040        2,278,553
Temple-Inland, Inc.                            96,490        1,227,353
Wausau Paper Corp.                            205,500        1,697,430
                                                            16,671,921
Technology--13.3%
Aspen Technology, Inc.                        335,010 a,b    4,271,377
Avid Technology, Inc.                         153,910 a,b    3,746,169
Cirrus Logic, Inc.                            597,630 a,b    4,016,074
Comtech Telecommunications Corp.               99,450 a      3,878,550
Cray, Inc.                                    506,840 a,b    3,020,766
Cymer, Inc.                                   121,780 a,b    3,171,151
Electronics for Imaging, Inc.                 398,190 a,b    5,940,995
EPIQ Systems, Inc.                            214,491 a,b    3,328,900
FEI Co.                                       170,690 a,b    3,726,163
Harris Stratex Networks, Inc., Class A        224,970 a      2,256,449
Interwoven, Inc.                              257,400 a      2,749,032
Mercury Computer Systems, Inc.                112,660 a,b      633,149
MKS Instruments, Inc.                         173,600 a,b    3,715,040
MTS Systems Corp.                             132,940 b      4,288,644
Net Gear, Inc.                                200,460 a,b    3,999,177
NIC, Inc.                                     343,510 b      2,442,356
Parametric Technology Corp.                   193,530 a,b    3,092,609
Rogers Corp.                                   36,690 a,b    1,225,813
Rudolph Technologies, Inc.                    201,480 a,b    1,968,460
SRA International, Inc., Class A              226,460 a,b    5,505,243
Sybase, Inc.                                  296,480 a,b    7,797,424
Teradyne, Inc.                                280,580 a      3,484,804
Ultra Clean Holdings, Inc.                    218,080 a      2,137,184
                                                            80,395,529
Telecommunication Services--1.6%
Cincinnati Bell, Inc.                       1,564,970 a,b    6,666,772
NeuStar, Inc., Class A                        113,930 a      3,016,866
                                                             9,683,638

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

              Schedule of Investments--March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                            Value ($)
Security                                                    Shares          (Note 1A)
---------------------------------------------------------------------------------------
Utilities--3.7%
Black Hills Corp.                                            133,320 b        4,770,190
El Paso Electric Co.                                         183,880 a,b      3,929,516
Hawaiian Electric Industries, Inc.                           198,730 b        4,743,685
IDACORP, Inc.                                                140,960 b        4,526,226
Portland General Electric Co.                                147,990          3,337,175
SJW Corp.                                                     38,790 b        1,109,006
                                                                             22,415,798
Total Equities (Cost $620,382,830)                                          591,058,464

INVESTMENT OF CASH COLLATERAL--15.9%
BlackRock Cash Strategies L.L.C. (Cost $96,198,762)       96,198,762 c       96,198,762
TOTAL UNAFFILIATED INVESTMENTS (Cost $716,581,592)                          687,257,226

AFFILIATED INVESTMENTS--7.0%
Dreyfus Institutional Preferred Plus Money Market Fund     4,967,367 c        4,967,367
Dreyfus Institutional Cash Advantage Fund                 37,159,686 d,e     37,159,686
                                                                            -----------
TOTAL AFFILIATED INVESTMENTS (Cost $42,127,053)                              42,127,053

TOTAL INVESTMENTS--120.5% (Cost $758,708,645)                               729,384,279
LIABILITIES IN EXCESS OF OTHER ASSETS--(20.5%)                             (123,921,543)
                                                                            -----------
NET ASSETS--100%                                                            605,462,736
                                                                            ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at March 31, 2008.
c Illiquid security. At the period end, the value of this security amounted to $96,198,762 or 15.9% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At March 31, 2008, the fund held the following futures contracts:

                                                                    Underlying Face     Unrealized
Contract                             Position    Expiration Date    Amount at Value    Appreciation
---------------------------------------------------------------------------------------------------
Russell 2000 Index (55 Contracts)      Long         6/20/2008          $3,795,000        $68,068
                                                                                         =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statement of Assets and Liabilities
                           March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities (Note 1A) (including securities on loan, valued at $129,748,695 (Note 7))
    Unaffiliated issuers, at value (cost $716,581,592)                                            $687,257,226
    Affiliated issuers, at value (Note 1F) (cost $42,127,053)                                       42,127,053
  Cash collateral at broker for futures contracts                                                      435,000
  Receivable for investments sold                                                                    7,314,589
  Receivable for Fund shares sold                                                                    2,733,481
  Interest and dividends receivable                                                                    798,701
  Receivable for variation margin on open future contracts (Note 6)                                     32,450
  Prepaid expenses                                                                                       8,601
                                                                                                  ------------
    Total assets                                                                                   740,707,101
Liabilities
  Collateral for securities on loan (Note 7)                                      $133,358,448
  Payable for investments purchased                                                    653,814
  Payable for Fund shares redeemed                                                     613,182
  Payable to investment advisor (Note 2)                                               402,751
  Accrued administrative service fees (Note 2)                                         114,511
  Accrued accounting, administration, custody and transfer agent fees (Note 2)          48,126
  Accrued professional fees                                                             24,369
  Accrued shareholder reporting fees (Note 2)                                            9,600
  Accrued trustees' fees and expenses (Note 2)                                           6,649
  Other accrued expenses and liabilities                                                12,915
                                                                                  ------------
    Total liabilities                                                                              135,244,365
                                                                                                  ------------
Net Assets                                                                                        $605,462,736
                                                                                                  ============
Net Assets consist of:
  Paid-in capital                                                                                 $670,526,724
  Accumulated net realized loss                                                                    (37,851,600)
  Undistributed net investment income                                                                2,043,910
  Net unrealized depreciation                                                                      (29,256,298)
                                                                                                  ------------
Total Net Assets                                                                                  $605,462,736
                                                                                                  ============
Shares of beneficial interest outstanding                                                           29,863,310
                                                                                                  ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                 $      20.27
                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income from unaffiliated investments                                                $   5,756,737
  Dividend income from affiliated investments (Note 1F)                                              418,187
  Securities lending income (Note 7)                                                                 623,462
  Interest income                                                                                      9,618
                                                                                               -------------
    Total investment income                                                                        6,808,004
Expenses
  Investment advisory fee (Note 2)                                              $ 2,803,301
  Administrative service fees (Note 2)                                              197,749
  Accounting, administration, custody and transfer agent fees (Note 2)              114,779
  Professional fees                                                                  30,651
  Registration fees                                                                  19,642
  Trustees' fees and expenses (Note 2)                                               28,107
  Insurance expense                                                                   7,573
  Miscellaneous expenses                                                             58,520
                                                                                -----------
    Total expenses                                                                                 3,260,322
                                                                                               -------------
      Net investment income                                                                        3,547,682
                                                                                               -------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                 (34,282,387)
    Financial futures transactions                                               (1,204,297)
                                                                                -----------
      Net realized gain (loss)                                                                   (35,486,684)
Change in unrealized appreciation (depreciation) on:
  Investments                                                                   (76,253,683)
  Financial futures contracts                                                      (602,737)
                                                                                -----------
    Change in net unrealized appreciation (depreciation)                                         (76,856,420)
                                                                                               -------------
    Net realized and unrealized gain (loss)                                                     (112,343,104)
                                                                                               -------------
Net Increase (Decrease) in Net Assets from Operations                                          $(108,795,422)
                                                                                               =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the
                                                                      Six Months Ended         For the
                                                                       March 31, 2008        Year Ended
                                                                         (Unaudited)      September 30, 2007
                                                                      ----------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                 $  3,547,682        $  4,586,048
  Net realized gain (loss)                                               (35,486,684)         44,081,180
  Change in net unrealized appreciation (depreciation)                   (76,856,420)         13,596,512
                                                                        ------------        ------------
  Net increase (decrease) in net assets from investment operations      (108,795,422)         62,263,740
                                                                        ------------        ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                              (2,839,520)         (2,720,774)
  From net realized gains on investments                                 (44,868,181)        (25,544,571)
                                                                        ------------        ------------
  Total distributions to shareholders                                    (47,707,701)        (28,265,345)
                                                                        ------------        ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                        65,879,160         389,073,666
  Value of shares issued in reinvestment of distributions                 33,645,794          21,086,392
  Cost of shares redeemed (net of redemption
    fees of $17,429 and $28,716, respectively)                          (167,515,724)       (153,762,234)
                                                                        ------------        ------------
  Net increase (decrease) in net assets from Fund share transactions     (67,990,770)        256,397,824
                                                                        ------------        ------------
Total Increase (Decrease) in Net Assets                                 (224,493,893)        290,396,219
Net Assets
  At beginning of period                                                 829,956,629         539,560,410
                                                                        ------------        ------------
  At end of period (including undistributed net
    investment income of $2,043,910 and $1,335,748, respectively)       $605,462,736        $829,956,629
                                                                        ============        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                               For the
                                           Six Months Ended                      Year Ended September 30,
                                            March 31, 2008    --------------------------------------------------------------
                                              (Unaudited)       2007          2006          2005         2004         2003
                                              ----------      --------      --------      --------      -------      -------
Net Asset Value, Beginning of Period           $  25.26       $  23.70      $  22.55      $  21.91      $ 18.49      $ 14.30
                                               --------       --------      --------      --------      -------      -------
From Investment Operations:
  Net investment income (loss)* (a)                0.11           0.16          0.09          0.02        (0.05)       (0.01)
  Net realized and unrealized gains (loss)
    on investments                                (3.56)          2.48          2.58          4.29         5.27         4.24
                                               --------       --------      --------      --------      -------      -------
Total from operations                             (3.45)          2.64          2.67          4.31         5.22         4.23
                                               --------       --------      --------      --------      -------      -------
Less Distributions to Shareholders:
  From net investment income                      (0.09)         (0.09)        (0.03)            -            -        (0.02)
  From net realized gains on investments          (1.45)         (0.99)        (1.49)        (3.67)       (1.80)       (0.02)
                                               --------       --------      --------      --------      -------      -------
Total distributions to shareholders               (1.54)         (1.08)        (1.52)        (3.67)       (1.80)       (0.04)
                                               --------       --------      --------      --------      -------      -------
Net Asset Value, End of Period                 $  20.27       $  25.26      $  23.70      $  22.55      $ 21.91      $ 18.49
                                               ========       ========      ========      ========      =======      =======
Total Return                                     (14.02%)(c)     11.18%        12.42%        21.34%       29.92%       29.64%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)* (c)      0.93%(d)       0.90%(e)      0.94%(e)      1.05%(e)     1.18%(e)     1.15%(e)
  Net Investment Income (Loss)
    (to average daily net assets)*                 1.01%(d)       0.61%         0.40%         0.08%       (0.24%)      (0.05%)
  Portfolio Turnover (d)                             34%(c)         67%(f)        60%(f)        70%(f)      123%(f)       51%(g)
  Net Assets, End of Period (000's omitted)    $605,463       $829,957      $539,560      $189,647      $61,182      $45,305

-------
* The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the (loss) Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income (loss) per share (a)          N/A            N/A           N/A           N/A          N/A       $(0.03)
Ratios (to average daily net assets):
  Expenses (c)                                      N/A            N/A           N/A           N/A          N/A         1.28%
  Net investment income (loss)                      N/A            N/A           N/A           N/A          N/A        (0.18%)

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.
(e) For the period October 1, 2006 to September 19, 2007 and for the fiscal years ended September 30, 2003-2006, the ratio includes the Fund's share of the TBC Small Cap Value Portfolio's allocated expenses.
(f) On September 19, 2007, the Fund, which had owned approximately 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio's securities and cash in exchange for its interests in the Portfolio. Effective September 20, 2007, the Fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of both the Fund and the Portfolio for the year. The amounts shown for 2003-2006 are the ratios for the Portfolio.
(g) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period January 24, 2003 to September 30, 2003 was 51%.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Fund focuses on companies with total market capitalizations equal to or less than the total market capitalization of the largest company included in the Russell 2000 Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available, or if such quotations do not accurately reflect fair value, are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will be distributed in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G.   New accounting requirements

     The Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $12,914, for the six months ended March 31, 2008.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $101,865 for the six months ended March 31, 2008.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $266,227 for the six months ended March 31, 2008. See Note 7 for further details.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $2,151 for the six months ended March 31, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 8 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2008, the Fund was charged $2,251, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $9,600, which amount is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2008.

     The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2008, the Fund was charged $38,066 for fees payable to BNY Mellon Private Wealth Management.

     MBSC Securities Corporation ("MBSC"), a wholly-owned subsidiary of BNY Mellon and affiliate of TBCAM, is the distributor of the Fund's shares.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2008 were as follows:

                                             Purchases             Sales
                                           ------------        ------------
     Non-U.S. Government Securities        $235,835,926        $335,448,527
                                           ============        ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                             For the
                                         Six Months Ended         For the
                                          March 31, 2008        Year Ended
                                           (Unaudited)       September 30, 2007
                                         ----------------    ------------------
     Shares sold                             3,013,460           15,293,689
     Shares issued to shareholders in
       reinvestment of distributions         1,554,078              841,925
     Shares redeemed                        (7,554,967)          (6,052,936)
                                            ----------           ----------
     Net increase (decrease)                (2,987,429)          10,082,678
                                            ==========           ==========

     At March 31, 2008, two shareholders of record, in the aggregate held approximately 29.6% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For example, a significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund's Portfolio.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2008, the Fund received $17,429 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2008, as computed on a federal income tax basis, were as follows:

                Cost for federal income tax purposes          $759,248,146
                                                              ============
                Gross unrealized appreciation                 $ 39,972,739
                Gross unrealized depreciation                  (69,229,037)
                                                              ------------
                Net unrealized appreciation (depreciation)    $(29,256,298)
                                                              ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms.

     The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the "BlackRock Fund"), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund's portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the "Dreyfus Fund"), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through March 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund's investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of March 31, 2008.

     The Fund loaned securities during the six months ended March 31, 2008 and earned interest on the invested collateral of $3,800,881 of which $3,177,419 was rebated to borrowers or paid in fees. At March 31, 2008, the Fund had securities valued at $129,748,695 on loan of which $133,358,448 was collateralized with cash and $539,501 was collateralized with highly liquid securities. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $1,079,500 for a total of two days and incurred $290 of interest expense. The Fund did not have an outstanding loan balance at March 31, 2008.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 27, 2007 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of management attended a portion of the September meeting to provide an overview of the Adviser's organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 30, 2007.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

(v) Other Benefits: The benefits flowing to The Bank of New York Mellon Corporation ("BNY Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of BNY Mellon.

In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------

Investment Performance

The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 27, 2007 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2007 based on the Lipper materials provided to the Board at the September 27, 2007 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (14.03% vs. 13.34%), three-year period (16.34% vs. 14.34%) and five-year period (18.24% vs. 16.93%).

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net management fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Fund's contractual advisory fee was 0.80%, which was in the 4th (1st being the best) quintile of its peer group of funds, the median fee of which was 0.77%. The Fund's net management fee, after giving effect to expense limitations, was 0.799%, above the peer group median net management fee of 0.756%. Based on the Lipper data, as well as other factors discussed at the September 27, 2007 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages.

The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.942% was lower than the median net expense ratio of the peer group of 1.021%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment advisers in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred gains in operating the Fund in 2005 and 2006.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Fund and The Boston Company International Core Equity Fund, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------

Other Benefits

The Board also considered the additional benefits flowing to BNY Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by BNY Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

The Board considered the fact that BNY Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to BNY Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2008. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                      Trustee
                                                                      Principal          Portfolios in      Other      Remuneration
Name (Age)                                    Term of Office         Occupation(s)        Fund Complex  Directorships  (period ended
Address, and                   Position(s)    and Length of           During Past         Overseen by      Held by        March 31,
Date of Birth                Held with Trust  Time Served*             5 Years              Trustee        Trustee         2008)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67)          Trustee       Trustee since   Chairman Emeritus,               17            None      Fund: $3,361
61 Meadowbrook Road                           11/3/1986       Decision Resources, Inc.
Weston, MA 02493                                              ("DRI") (biotechnology
9/30/40                                                       research and consulting
                                                              firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI
Benjamin M. Friedman (63)       Trustee       Trustee since   William Joseph Maier,            17            None      Fund: $3,361
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (73)             Trustee       Trustee since   Trustee, Mertens                 17            None      Fund: $3,361
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (64)           Trustee       Trustee since   Trustee, Essex Street            17            None      Fund: $4,164
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

J. David Officer (59)           Trustee       Since 2008      Director, Vice Chairman          17            None      Fund: $0
The Dreyfus Corporation        (Chairman),                    and Chief Operating
200 Park Ave., 55th Fl.       President and                   Officer of The Dreyfus
New York, NY 10166           Chief Executive                  Corporation; Executive
8/24/48                         Officer                       Vice President of The
                                                              Bank of New York Mellon
                                                              Corporation; and Director
                                                              and President of MBSC
                                                              Securities Corporation

* Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age)                                        Term of Office
Address, and                     Position(s)      and Length of                 Principal Occupation(s)
Date of Birth                  Held with Trust     Time Served                    During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)        Vice President,    Vice President    Vice President and Mutual Funds Controller,
BNY Mellon Asset Management     Treasurer and     since 1999;       BNY Mellon Asset Management; formerly Assistant
One Boston Place               Chief Financial    Treasurer and     Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                   Officer        CFO since 2002    Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)        Assistant Vice     Assistant Vice    First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President       President         Operations, BNY Mellon Asset Management; formerly
One Boston Place                and Secretary     since 1996;       Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                  Secretary         Standish Mellon Asset Management Company, LLC
8/19/51                                           since 2007

Mary T. Lomasney (51)              Chief          Since 2005        First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management      Compliance                         Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                           Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                    Vice President, State Street Research & Management
4/8/57                                                              Company ("SSRM"), and Vice President, SSRM

                                           MELLON INSTITUTIONAL FUNDS
                                           One Boston Place
                                           Boston, MA 02108-4408
                                           800.221.4795
                                           www.melloninstitutionalfunds.com

                                                                    6944SA0308

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Investments

         (a) Schedule of Investments in securities of unaffiliated issuers is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

         (b)  Not applicable to this semi-annual filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as reported previously on Form N-CSR (as filed on March 31, 2008) and Forms N-Q (as filed on April 22, 2008 and May 30, 2008), the Registrant had a significant deficiency in its internal control over financial reporting related to the accounting for the investment of cash collateral derived from securities lending activities in interests in cash collateral pooled investment vehicles. During the fiscal quarter ended March 31, 2008, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that the investment in pooled investment vehicles of cash collateral derived from securities lending activities is accounted for properly.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
                Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Mellon Institutional Funds Investment Trust

By (Signature and Title):    /s/ DENISE B. KNEELAND
                             ----------------------
                             Denise B. Kneeland, Vice President and Secretary

                             Date:  June 6, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):    /s/ J. DAVID OFFICER
                             --------------------
                             J. David Officer, President and
                             Chief Executive Officer

                             Date:  June 6, 2008



By (Signature and Title):    /s/ STEVEN M. ANDERSON
                             ----------------------
                             Steven M. Anderson, Vice President,
                             Treasurer and Chief Financial Officer

                             Date:  June 6, 2008